CER	Pool	Evident Risk Grade	Payment Performance Grade	Collections Grade	Risk	Payment Performance	Collections and Servicing	Evident Risk Exception Notes	Payment Performance Exception Notes	Collections Exception Notes	Information	Missing Documents	Missing Documents and Information Comments	Servicer	Platform	Origination Brand	Net Advance Amount	Completion Date	Original Term (months)	Loan Maturity Date	Purpose of the Loan	Original LTV	Initial Interest Rate	Original Repayment Basis	Origination Repayment Vehicle	First Time Buyer	Shared Ownership	Live Status	Current Balance	Unitary Current Balance	Current Repayment Basis	Current Repayment Vehicle	Current Interest Rate (%)	Unitary Secured Maximum Potential Exposure	Current Interest Rate Type	Current Monthly Subscription	Current margin / discount	Self-Cert	Guarantor	Redemption Date	Borrower 1 Employment Status	Borrower 2 Employment Status	Borrower 1 Income	Borrower 2 Income	Property Type	Year of Construction	Tenure	Lease Remaining at Completion (Years)	Right to Buy	Lien	Purchase Price	Original Valuation Amount	Date of Original Valuation	Type of Original Valuation	Latest Valuation amount	Latest Valuation Date	Indexed Valuation	Indexed LTV (%)	Arrears Balance	Secured MIA	Last Payment Type	Pay Intention	Arrears likely to?	Reason for arrears	ATP	ATP Type	Realistic ATP	ATP Amount	ATP Start Date	ATP End Date	ATP Comments	FC Instructed Date	FC Valuation	FC Comments	Number of Payment holiday taken (previous 36 months)	Payment Holiday Dates	Reason for Payment Holiday	Forbearance measure	Forbearance details (amount, dates, rationale)	Capitalised Arrears Date 1	Amount Capitalised	Term Extended?	Term Extension Date 1	Date of Deal Rate Switch 1	Type of Repayment Switch 1	Date of Repayment Switch 1	Evidence of Modification	Last Modification Date	Modification Comments	Ever been in Litigation	Litigation Comments	SPO Amount	SPO Start Date	SPO End Date	SPO Comments	IO Loans - Details of Action Taken	Underwriting Issue - RISK.01	Equity Claim Made / Intended - RISK.02	Third Party Payments - RISK.03	Fees and Charges - RISK.04	Switched to IO - no repayment vehicle - RISK.05	Loan maturing in under 5 years not correctly managed - RISK.06	Interest Only at Origination - Repayment Vehicle Issue - RISK.13	Vulnerability - Severe or long term illness - RISK.19	Vulnerability - Mental health - RISK.20	Vulnerability - Physical health - RISK.21	Vulnerability - Low literacy - RISK.22	Vulnerability - Lack of English skills - RISK.24	Vulnerability - Other - RISK.25	CCA Remediation - RISK.27	CAI Review Product Detriment Remediation - RISK.29	BKO / IVA Post-Completion - RISK.30	DWP payments - RISK.32	True IOCS Hold Out Marker - RISK.33	Borrower Deceased - RISK.34	Authorised Let - RISK.35	Borrower whereabouts unknown - RISK.36	Principal Borrower no longer resides - RISK.37	Joint Borrower no longer resides - RISK.38	Complaint (not PPI) - RISK.41	Lending into Retirement Issue - RISK.44	CAI Review LIO Remediation - RISK.46	Title - Other Charges - RISK.55	Ground Rent Debited - RISK.61	Other Occupants - RISK.63	Unauthorised Tenancy - RISK.66	App form incomplete/incorrect - RISK.91	Arrears likely to Increase - PAY.02	New arrears >1mth in past 12mths - PAY.03	Payment difficulties. DD Recalls / Late or partial payments - PAY.04	Account in Credit - Payment Missed/Partial Payments - PAY.05	Account in Credit - 2 consecutive payments missed - PAY.06	Borrower(s) not co-operating - COLL.01	No active, timely or effective dialogue with borrowers - COLL.03	Other servicing issue - COLL.07	Reperforming case servicing notes - INFO.04	Loan Redeemed - INFO.10	Loan Part Redeemed - INFO.11	Application Missing - Known - MISS.21	Offer Missing - Known - MISS.22	Valuation Missing - Known - MISS.24	KYC Missing - Known - MISS.25	Declaration missing - Known - MISS.26	Evidence of Income missing - Known - MISS.27	CoT Missing / Request for funds - Known - MISS.28	All documents missing - Known - MISS.29	Missing Proof of Title Registration - Known - MISS.32	Further advance documents missing - Known - MISS.33
433	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	81,000.00	27-Jul-06	300	31-Jul-31	Purchase	85.26	5.25	Interest Only	Investment	N	N	Live	82,061.57	82,061.57	Interest Only	Investment	2.25	82,061.57	Tracker	153.87	2.00	Y	N		Employed		22,500.00		Terraced House	1995	Feudal	0	N	1st	90,000.00	95,000.00	12-Jul-06	Physical	95,000.00	12-Jul-06	104,057.06	78.86	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
434	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	140,000.00	28-Jul-06	180	31-Jul-21	Purchase	40.00	5.65	Repayment	Repayment	N	N	Live	44,938.52	44,938.52	Repayment	Repayment	2.25	44,938.52	Tracker	960.74	2.00	Y	N		Self-Employed	Self-Employed	25,000.00	22,000.00	Detached House	2006	Freehold	0	N	1st	360,531.00	350,000.00	15-Jun-06	Physical	350,000.00	15-Jun-06	400,613.60	11.22	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
435	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	126,000.00	28-Jul-06	300	31-Jul-31	Purchase	90.00	4.99	Interest Only	Investment	N	N	Live	123,032.68	123,032.68	Interest Only	Investment	2.25	126,208.68	Tracker	230.69	2.00	Y	N		Employed	Employed	36,000.00	6,000.00	Flat or Apartment	2003	Leasehold	999	N	1st	140,000.00	140,000.00	11-Apr-06	Physical	140,000.00	11-Apr-06	161,682.03	76.1	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
436	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: 2nd charge consent granted in favour of Blemain Finance Limited 25th June 2008 for 17000 loan. No effect on loan repayments, loan paid to date.			✓	✓		CLS	UFSS	Mortgage Express	105,000.00	28-Jul-06	240	31-Jul-26	Remortgage	52.50	5.19	Interest Only	Investment	N	N	Live	105,489.86	105,489.86	Interest Only	Investment	2.25	105,489.86	Tracker	197.8	2.00	Y	N		Self-Employed		45,000.00		Flat or Apartment	1900	Leasehold	999	N	1st	200,000.00	200,000.00	3-May-06	Physical	200,000.00	3-May-06	333,967.59	31.59	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
437	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	200,000.00	28-Jul-06	300	31-Jul-31	Remortgage	86.96	5.35	Repayment	Repayment	N	N	Live	131,174.05	131,174.05	Repayment	Repayment	2.25	131,174.05	Tracker	906.35	2.00	Y	N		Self-Employed		63,000.00		Terraced House	1935	Freehold	0	N	1st	230,000.00	230,000.00	26-Jun-06	Physical	230,000.00	26-Jun-06	335,413.30	39.11	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
438	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	207,000.00	28-Jul-06	300	13-Aug-30	Purchase	89.61	5.59	Repayment	Repayment	N	N	Live	123,869.13	123,869.13	Repayment	Repayment	2.25	123,869.13	Tracker	911.52	2.00	Y	N		Employed	Employed	40,000.00	22,500.00	Terraced House	1950	Freehold	0	N	1st	230,000.00	231,000.00	14-Jun-06	Physical	231,000.00	14-Jun-06	336,871.61	36.77	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
439	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	200,000.00	31-Jul-06	300	31-Jul-31	Purchase	89.29	5.19	Interest Only	Investment	N	N	Live	200,071.17	200,071.17	Interest Only	Investment	2.25	200,071.17	Tracker	375.14	2.00	Y	N		Employed	Self-Employed	20,000.00	38,000.00	Terraced House	1930	Freehold	0	N	1st	224,000.00	224,000.00	9-May-06	Physical	224,000.00	9-May-06	326,663.38	61.25	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
440	12 months PH	B	A	A	✗	✓	✓	RISK.37 - Principal Borrower no longer resides: Borrowers advised on the 11th November 2016 that the property was empty and a correspondence address provided. Borrower 2 advised that property has been empty for a few months and considering options of sale or let. Payments are currently being made and are up to date. No updates noted lender has not followed up to confirm if property still empty or let without consent. Current LTV approximately 63% .			✓	✓		CLS	UFSS	Mortgage Express	134,100.00	1-Aug-06	300	31-Aug-31	Purchase	90.00	5.65	Interest Only	Investment	N	N	Live	135,528.87	135,528.87	Interest Only	Investment	2.25	135,528.87	Tracker	254.12	2.00	Y	N		Self-Employed	Self-Employed	26,000.00	21,000.00	Terraced House	1970	Freehold	0	N	1st	149,000.00	149,000.00	23-Jun-06	Physical	149,000.00	23-Jun-06	217,289.48	62.37	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
441	12 months PH	B	A	A	✗	✓	✓
RISK.19 - Vulnerability - Severe or long term illness: Borrower advised of long tem disability in 2014, meaning that he will be unable to return to work. Noted DWP payments being made with borrower continuing to meet balance of payments due. Loan is repayment mortgage. Current overpayment on loan of 872.63.

RISK.32 - DWP payments: Borrower advised of long tem disability in 2014, meaning that he will be unable to return to work. Noted DWP payments commencing October 2015 being made with borrower continuing to meet balance of payments due. No adverse effect on payments seen. Loan is a repayment mortgage
											✓	✓		CLS	UFSS	Mortgage Express	80,750.00	2-Aug-06	240	31-Aug-26	Remortgage	85.00	5.49	Repayment	Repayment	N	N	Live	42,224.56	42,224.56	Repayment	Repayment	2.25	42,224.56	Tracker	426.24	2.00	Y	N		Self-Employed		65,000.00		Terraced House	1976	Feudal	0	N	1st	95,000.00	95,000.00	7-Jun-06	Physical	95,000.00	7-Jun-06	105,749.65	39.93	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
442	12 months PH	B	A	A	✗	✓	✓	RISK.37 - Principal Borrower no longer resides: Lender provided consent to let on 3rd October 2013 which was renewed in 2014 and expired 13th May 2015. Further consent to let illustrations and fees provided to borrower prior to expiry but no further action noted from lender. Borrower still has correspondence address on file. Payments have continued to be met and no adverse impact on repayments seen.			✓	✓		CLS	UFSS	Mortgage Express	83,250.00	4-Aug-06	300	31-Aug-31	Purchase	90.00	5.19	Interest Only	Investment	N	N	Live	84,848.76	84,848.76	Interest Only	Investment	2.25	84,848.76	Tracker	159.09	2.00	Y	N		Employed		29,000.00		Terraced House	1990	Freehold	0	N	1st	92,500.00	92,500.00	28-Jun-06	Physical	92,500.00	28-Jun-06	95,969.14	88.41	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
443	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	188,000.00	4-Aug-06	180	31-Aug-21	Purchase	67.14	4.99	Interest Only	Investment	N	N	Live	151,402.87	151,402.87	Interest Only	Investment	2.25	178,832.87	Tracker	288.41	2.00	Y	N		Employed		51,440.00		Detached House	1999	Freehold	0	N	1st	280,000.00	280,000.00	16-May-06	Physical	280,000.00	16-May-06	334,121.63	45.31	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N						Loan matures August 2021.Interest only campaign letters sent September 2013 and 2016. Regular contact made with borrower in 2015 and 2016 to discuss additional monthly payments under Choices scheme.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
444	12 months PH	B	B	A	✗	✗	✓	RISK.55 - Title - Other Charges: Noted 2nd charge in favour of Tesco personal finance dated 14th January 2010. Borrower has maintained payments on the loan since that time and whilst late payments have been experienced since 2nd charge was registered, there are currently no arrears on the loan.
PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Borrower pays loan by bank payments rounding payments up to the nearest 5. Current expected payment is 321.50 with bank payment received of 325. In march a overpayment was seen on account of 99, however a late payment was received on 18th April for payment due on 31st March. Payment expected on 30th April was received 12th May. The payment due on 31st May was received partially on 27th June with the balance to bring the account up to date on the 29th June to include the June payment due the following day. the account is fully paid with a small overpayment of 4 seen.
											✓	✓	RISK.30 - BKO / IVA Post-Completion: IVA in favour of Grant Thornton approved 5th January 2011. Noted that borrower self employed and was experiencing delays and reduced income at that time. Borrower has maintained payments on the loan since that time and whilst late payments have been experienced since IVA there is currently no arrears on the loan.	CLS	UFSS	Mortgage Express	171,000.00	8-Aug-06	300	31-Aug-31	Purchase	90.00	5.19	Interest Only	Investment	N	N	Live	171,237.66	171,237.66	Interest Only	Investment	2.25	171,237.66	Tracker	321.5	2.00	Y	N		Self-Employed		48,000.00		Terraced House	1883	Freehold	0	N	1st	195,000.00	190,000.00	17-May-06	Physical	190,000.00	17-May-06	239,104.78	71.62	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
445	12 months PH	B	C	A	✗	✗	✓
RISK.20 - Vulnerability - Mental health: Borrower 2 is unemployed and suffering from mental health issues. Notes indicate that Borrower is relying on family to meet outgoings. Latest notes indicate that Borrower 1 is absent from property and not contributing to loan. The loan is currently in arrears with arrears likely to increase.

RISK.37 - Principal Borrower no longer resides: Latest notes indicate that Borrower 1 is absent from property, with trace address found in November 2015 they are not contributing to loan. Noted correspondence address for Borrower 2. Other buy to let properties noted to be held with rents collected not being used to meet liabilities. Current loan in arrears and likely to increase as Borrower 2 unable to work through illness. Notes from field agent instructed in November 2015 advises that property had tenants residing.

RISK.66 - Unauthorised Tenancy: Notes from field agent instructed in November 2015 advise that property had tenants residing. No payments are currently being received, last payment received in February. The loan is currently in arrears with arrears likely to increase.

PAY.02 - Arrears likely to Increase: Previous late and missed payments seen in 2015 and 2016. Last payment received was 20th February 2017, no payment received for March to June 2017. Current arrears shown as 553.94. Borrower 2 is unemployed and suffering from mental health issues. Notes indicate that borrower is relying on financial support from family to meet outgoings. Last notes indicate that Borrower 1 is absent from property and not contributing to the loan. Notes from field agent instructed in November 2011 advises that property had tenants residing. Other buy to let properties are noted to be held with rents collected not being used to meet liabilities. Current loan to value is 95% with additional costs on possession this could mean a loss. It is possible that following Borrower 2 illness that some additional payment support may be received through benefits, but arrears are likely to increase in the interim timescale.

PAY.03 - New arrears >1mth in past 12mths: Previous late and missed payments seen in 2015 and 2016. In the last 12 months, late payment was received in November and December 2016 with arrears cleared in January 2017. Last payment received was 20th February 2017, no payment received for March to June 2017. Current arrears shown as 553.94. Borrower 2 is unemployed and suffering from mental health issues. Notes indicate that Borrower is relying on family to meet outgoings. Last notes indicate that Borrower 1 is absent from property and not contributing to loan. Other buy to let properties believed to be held with rents collected not being used to meet liabilities. Notes from field agent instructed by Servicer in November 2015 advises that property had tenants residing.
											✓	✓		CLS	UFSS	Mortgage Express	127,800.00	8-Aug-06	300	31-Aug-31	Purchase	90.00	5.54	Interest Only	Investment	N	N	Live	129,699.31	129,699.31	Interest Only	Investment	1.29	129,699.31	Tracker	138.89	1.04	Y	N		Employed	Employed	60,369.00	3,500.00	Semi Detached House	1952	Freehold	0	N	1st	142,000.00	142,000.00	22-Jun-06	Physical	142,000.00	22-Jun-06	137,236.07	94.51	553.94	3	Bank Payment	Can't	Increase	Ill Health	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
446	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	182,500.00	9-Aug-06	240	31-Aug-26	Purchase	87.95	5.35	Repayment	Repayment	N	N	Live	97,848.17	97,848.17	Repayment	Repayment	2.25	97,848.17	Tracker	985.23	2.00	Y	N		Self-Employed		60,000.00		Semi Detached House	1990	Freehold	0	N	1st	207,500.00	207,500.00	12-May-06	Physical	207,500.00	12-May-06	346,491.38	28.24	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
447	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	65,500.00	9-Aug-06	300	31-Aug-31	Remortgage	83.97	5.39	Repayment	Repayment	N	N	Live	33,228.19	33,228.19	Repayment	Repayment	2.25	43,660.21	Tracker	233.7	2.00	Y	N		Self-Employed		36,000.00		Terraced House	1900	Leasehold	999	N	1st	78,000.00	78,000.00	21-Jun-06	Physical	78,000.00	21-Jun-06	84,833.13	39.17	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					Transfer of Equity	11-Nov-08
Transfer of equity loan transferred into sole name of borrower 1. Transfer completed on self certificate eligibility,  original borrower 2 removed from mortgage. No change made to repayment basis of loan. Current payments made up to date noted current overpayment of 10432
																																																																																										N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
448	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	180,000.00	10-Aug-06	240	31-Aug-26	Purchase	90.00	5.35	Interest Only	Investment	N	N	Live	178,396.47	178,396.47	Interest Only	Investment	2.25	178,396.47	Tracker	334.5	2.00	Y	N		Employed	Unknown	48,250.00	0.00	Flat or Apartment	1960	Leasehold	999	N	1st	200,000.00	200,000.00	13-May-06	Physical	200,000.00	13-May-06	333,967.59	53.42	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					Transfer of Equity	10-May-10	Transfer of equity, sole to joint, borrower 2 added to loan. Loan remains interest only mortgage. No impact on loan performance.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
449	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	139,500.00	11-Aug-06	228	31-Aug-25	Purchase	90.00	4.99	Interest Only	Investment	N	N	Live	141,412.09	141,412.09	Interest Only	Investment	2.25	141,412.09	Tracker	265.15	2.00	Y	N		Self-Employed		40,500.00		Semi Detached House	1935	Freehold	0	N	1st	155,000.00	155,000.00	31-May-06	Physical	155,000.00	31-May-06	160,813.16	87.94	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
450	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.21 - Application Missing - Known: File build checklist confirms this is not available. MISS.25 - KYC Missing - Known: File build checklist confirms this is not available. MISS.22 - Offer Missing - Known: File build checklist confirms this is not available. MISS.28 - CoT Missing / Request for funds - Known: File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	154,800.00	14-Aug-06	300	31-Aug-31	Purchase	89.74	5.44	Interest Only	Investment	N	N	Live	155,534.30	155,534.30	Interest Only	Investment	2.25	155,534.30	Tracker	291.63	2.00	Y	N		Employed		44,000.00		Flat or Apartment	1985	Leasehold	999	N	1st	172,000.00	172,500.00	1-Jun-06	Physical	172,500.00	1-Jun-06	288,047.05	54	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✗	✓	✓	✗	✓	✓	✓
451	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	256,500.00	12-Sep-06	300	30-Sep-31	Purchase	90.00	5.19	Interest Only	Investment	N	N	Live	257,488.35	257,488.35	Interest Only	Investment	2.25	257,488.35	Tracker	482.8	2.00	Y	N		Employed	Employed	64,000.00	10,813.00	Terraced House	1996	Freehold	0	N	1st	285,000.00	285,000.00	24-May-06	Physical	285,000.00	24-May-06	415,620.82	61.95	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
452	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	133,500.00	18-Aug-06	240	31-Aug-26	Purchase	87.54	5.24	Repayment	Repayment	N	N	Live	71,296.17	71,296.17	Repayment	Repayment	2.25	71,296.17	Tracker	717.88	2.00	Y	N		Employed	Unemployed	42,000.00	0.00	Semi Detached House	1900	Freehold	0	N	1st	150,000.00	152,495.00	7-Jun-06	Physical	152,495.00	7-Jun-06	165,854.20	42.99	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
453	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	306,000.00	21-Aug-06	240	31-Aug-26	Remortgage	85.00	5.24	Interest Only	Investment	N	N	Live	309,106.24	309,106.24	Interest Only	Investment	2.25	309,106.24	Tracker	579.58	2.00	Y	N		Self-Employed	Employed	86,440.00	35,722.00	Semi Detached House	1910	Freehold	0	N	1st	360,000.00	360,000.00	25-Jul-06	Physical	360,000.00	25-Jul-06	372,295.67	83.03	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
454	12 months PH	A	A	A	✗	✓	✓				✓	✓	RISK.30 - BKO / IVA Post-Completion: Noted proposed IVA with Grant Thornton meeting scheduled 11th May 2010. No further notes seen. No current impact on mortgage with current payments being made, no missed payments since December 2013.	CLS	UFSS	Mortgage Express	117,900.00	23-Aug-06	300	31-Aug-31	Purchase	90.00	5.65	Interest Only	Investment	N	N	Live	118,446.11	118,446.11	Interest Only	Investment	2.25	118,446.11	Tracker	222.09	2.00	Y	N		Self-Employed		42,197.00		Flat or Apartment	1890	Leasehold	999	N	1st	131,000.00	131,000.00	19-May-06	Physical	131,000.00	19-May-06	191,039.75	62	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
455	12 months PH	A	A	A	✗	✓	✓				✓	✓	RISK.30 - BKO / IVA Post-Completion: Bankruptcy notice received 10th April 2010 for Borrower 2. No further information detailed in lenders notes. All current payments made up to date no current adverse effect on loan.	CLS	UFSS	Mortgage Express	145,800.00	23-Aug-06	324	31-Aug-33	Remortgage	88.36	5.90	Interest Only	Investment	N	N	Live	145,819.87	145,819.87	Interest Only	Investment	2.25	145,819.87	Tracker	273.42	2.00	Y	N		Employed	Unknown	44,000.00	0.00	Terraced House	1950	Freehold	0	N	1st	165,000.00	165,000.00	31-Jul-06	Physical	165,000.00	31-Jul-06	237,985.74	61.27	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
456	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	108,000.00	25-Aug-06	252	31-Aug-27	Remortgage	86.40	5.25	Interest Only	Endowment	N	N	Live	109,526.27	109,526.27	Interest Only	Investment	2.25	109,526.27	Tracker	205.36	2.00	Y	N		Self-Employed		334,000.00		Terraced House	0	Freehold	0	N	1st	125,000.00	125,000.00	22-Jun-06	Physical	125,000.00	22-Jun-06	157,305.78	69.63	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 2.25%	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
457	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	245,000.00	25-Aug-06	300	31-Aug-31	Purchase	89.09	5.19	Interest Only	Endowment	N	N	Live	245,519.15	245,519.15	Interest Only	Investment	2.25	245,519.15	Tracker	460.36	2.00	Y	N		Employed	ND	74,000.00	0.00	Flat or Apartment	0	Leasehold	999	N	1st	275,000.00	275,000.00	16-May-06	Physical	275,000.00	16-May-06	459,205.44	53.47	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					Rate Switch	1-Sep-16	Rate switch to 2.25%	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
458	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	119,000.00	31-Aug-06	240	31-Aug-26	Remortgage	85.00	5.74	Interest Only	Endowment	N	N	Live	119,429.90	119,429.90	Interest Only	Investment	1.49	119,429.90	Tracker	148.29	1.24	Y	N		Self-Employed	Self-Employed	30,000.00	0.00	Semi Detached House	0	Freehold	0	N	1st	140,000.00	140,000.00	28-Apr-06	Physical	140,000.00	28-Apr-06	152,264.59	78.44	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 1.49%	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
459	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	120,000.00	31-Aug-06	300	31-Aug-31	Purchase	89.55	4.99	Interest Only	Endowment	N	N	Live	120,626.74	120,626.74	Interest Only	Investment	2.25	120,626.74	Tracker	226.18	2.00	Y	N		Employed		31,840.00		Semi Detached House	0	Freehold	0	N	1st	134,000.00	134,000.00	26-May-06	Physical	134,000.00	26-May-06	159,901.07	75.44	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					Rate Switch	1-Sep-16	Rate switch to 2.25%	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
460	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	92,250.00	1-Sep-06	300	30-Sep-31	Purchase	90.00	5.49	Repayment	Repayment	Y	N	Live	60,504.86	60,504.86	Repayment	Repayment	2.25	60,504.86	Tracker	414.18	2.00	Y	N		Employed		26,800.00		Flat or Apartment	0	Leasehold	83	N	1st	102,500.00	102,500.00	23-Jun-06	Physical	102,500.00	23-Jun-06	149,477.66	40.48	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate Switch to 2.25%	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
461	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Further charge registered in favour of Kensington Personal Loans in April 2007.			✓	✓		CLS	UFSS	Mortgage Express	236,000.00	4-Sep-06	120	31-Dec-24	Purchase	87.41	5.54	Interest Only	Endowment	N	N	Live	189,941.90	189,941.90	Repayment	Repayment	1.29	189,941.90	Tracker	2215.32	1.04	Y	N		Self-Employed	Self-Employed	34,819.00	34,819.00	Detached House	0	Freehold	0	N	1st	270,000.00	270,000.00	4-Jul-06	Physical	270,000.00	4-Jul-06	285,790.77	66.46	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				Y	5-May-16	1-Sep-16	IO to REP	5-May-16	Multiple (Specify)	1-Sep-16	Conversion from Interest Only to Repayment in May 2016. Term extension in May 2016. Rate switch to 1.29% in September 2016.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
462	12 months PH	B	A	A	✗	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: Conversion from repayment to interest only in June 2007. No evidence of repayment vehicle.			✓	✓		CLS	UFSS	Mortgage Express	136,000.00	5-Sep-06	276	30-Sep-29	Purchase	86.08	5.44	Repayment	Repayment	N	N	Live	135,927.16	135,927.16	Interest Only	Unknown	2.25	135,927.16	Tracker	254.87	2.00	Y	N		Employed		49,000.00		Terraced House	0	Freehold	0	N	1st	158,000.00	158,000.00	3-Aug-06	Physical	158,000.00	3-Aug-06	167,240.53	81.28	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16	REP to IO	25-Jun-07	Multiple (Specify)	1-Sep-16	Conversion from repayment to interest only in June 2007. Rate switch to 2.25% in September 2016.	N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
463	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	243,000.00	5-Sep-06	300	30-Sep-31	Remortgage	86.79	5.35	Interest Only	Endowment	N	N	Live	245,022.96	245,022.96	Interest Only	Investment	2.25	245,022.96	Tracker	459.43	2.00	Y	N		Employed	Employed	52,000.00	30,000.00	Terraced House	0	Freehold	0	N	1st	280,000.00	270,000.00	21-Jul-06	Physical	270,000.00	21-Jul-06	448,522.63	54.63	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 2.25%	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
464	12 months PH	B	A	A	✗	✓	✓	RISK.66 - Unauthorised Tenancy: Previously property was let without consent 2013. No letter or telephony activity in relation to this issue since 2013. Payments are being made and the account is up to date with no issues.			✓	✓		CLS	UFSS	Mortgage Express	82,500.00	6-Sep-06	360	30-Sep-36	Purchase	100.00	5.64	Interest Only	Endowment	N	N	Live	83,446.28	83,446.28	Interest Only	Investment	1.75	83,446.28	Tracker	121.69	1.50	N	N		Employed		25,496.00		Flat or Apartment	0	Leasehold	77	N	1st	82,500.00	82,500.00	26-Jul-06	Physical	82,500.00	26-Jul-06	118,992.87	70.13	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Nov-16			Rate Switch	2-Nov-16	Rate switch to 1.75%	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
465	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	189,000.00	6-Sep-06	300	30-Sep-31	Purchase	90.00	5.60	Repayment	Repayment	N	N	Live	124,831.65	124,831.65	Repayment	Repayment	2.25	124,831.65	Tracker	853.95	2.00	Y	N		Self-Employed	Employed	68,200.00	7,000.00	Terraced House	0	Freehold	0	N	1st	210,000.00	210,000.00	17-Jul-06	Physical	210,000.00	17-Jul-06	302,890.94	41.21	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 2.25%	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
466	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	139,500.00	7-Sep-06	300	30-Sep-31	Purchase	90.00	5.19	Interest Only	Endowment	N	N	Live	137,003.71	137,003.71	Interest Only	Investment	2.25	140,013.69	Tracker	257.24	2.00	Y	N		Self-Employed		44,750.00		Terraced House	0	Freehold	0	N	1st	155,000.00	155,000.00	28-Jun-06	Physical	155,000.00	28-Jun-06	177,414.59	77.22	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 2.25%	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
467	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	202,500.00	8-Sep-06	240	30-Sep-26	Purchase	90.00	5.54	Interest Only	Endowment	N	N	Live	203,363.12	203,363.12	Interest Only	Endowment	1.29	203,363.12	Tracker	218.62	1.04	Y	N		Self-Employed	Employed	46,000.00	36,000.00	Semi Detached House	0	Freehold	0	N	1st	225,000.00	225,000.00	3-May-06	Physical	225,000.00	3-May-06	328,121.70	61.98	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 1.29%	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
468	12 months PH	B	A	A	✗	✓	✓	RISK.37 - Principal Borrower no longer resides: Borrower asked to change his correspondence address in 2015 but no reason asked for by lender. Payments are up to date and no issues.			✓	✓		CLS	UFSS	Mortgage Express	74,250.00	11-Sep-06	300	30-Sep-31	Remortgage	90.00	5.49	Interest Only	Endowment	N	N	Live	74,275.91	74,275.91	Interest Only	Endowment	2.25	74,275.91	Tracker	139.27	2.00	Y	N		Employed		28,000.00		Terraced House	0	Freehold	0	N	1st	90,000.00	82,500.00	9-Jun-06	Physical	82,500.00	9-Jun-06	86,923.99	85.45	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 2.25%	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
469	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	72,000.00	14-Sep-06	300	30-Sep-31	Purchase	90.00	5.39	Repayment	Repayment	N	N	Live	49,853.08	49,853.08	Repayment	Repayment	2.25	49,853.08	Tracker	341.04	2.00	Y	N		Employed		20,800.00		Terraced House	0	Freehold	0	N	1st	80,000.00	80,000.00	2-Aug-06	Physical	80,000.00	2-Aug-06	85,507.15	58.3	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 2.25%	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
470	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Two subsequent charges registered in favour of G E Money - June 2007 and 1st Credit Finance - March 2015.			✓	✓		CLS	UFSS	Mortgage Express	83,700.00	15-Sep-06	300	30-Sep-31	Purchase	88.57	4.99	Repayment	Repayment	N	N	Live	57,332.12	57,332.12	Repayment	Repayment	2.25	57,332.12	Tracker	392.2	2.00	Y	N		Self-Employed		31,694.00		Terraced House	0	Freehold	0	N	1st	93,000.00	94,500.00	6-Jun-06	Physical	94,500.00	6-Jun-06	99,567.48	57.58	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 2.25%	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
471	12 months PH	B	A	A	✗	✓	✓	RISK.37 - Principal Borrower no longer resides: Borrower 2 contacted Servicer in November 2016 to advise of a marital split with Borrower 1 having moved out of security address. There were some provisional discussions regarding various options with the advice given to seek independent financial advice. The Servicer has attempted to follow this up on numerous occasions but there has been no further contact from Borrower 2. In reality, risk is relatively low as payment record has been very good throughout marital dispute and there is now plenty of equity in the property.			✓	✓		CLS	UFSS	Mortgage Express	129,600.00	15-Sep-06	360	30-Sep-36	Purchase	90.00	5.39	Interest Only	Endowment	N	N	Live	130,923.11	130,923.11	Interest Only	Investment	2.25	130,923.11	Tracker	245.48	2.00	Y	N		Self-Employed	ND	32,500.00	0.00	Semi Detached House	0	Freehold	0	N	1st	144,000.00	144,000.00	17-Aug-06	Physical	144,000.00	17-Aug-06	207,696.64	63.04	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate Switch to 2.25%	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
472	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	126,000.00	15-Sep-06	300	30-Sep-31	Purchase	90.00	5.19	Interest Only	Endowment	N	N	Live	59,381.67	59,381.67	Interest Only	Investment	2.25	59,381.67	Tracker	113.79	2.00	Y	N		Employed		68,500.00		Terraced House	0	Freehold	0	N	1st	140,000.00	140,000.00	14-Jul-06	Physical	140,000.00	14-Jul-06	201,927.29	29.41	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 2.25%	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
473	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	164,300.00	15-Sep-06	240	30-Sep-26	Purchase	89.99	5.54	Interest Only	Endowment	N	N	Live	165,165.32	165,165.32	Interest Only	Endowment	1.29	165,165.32	Tracker	177.55	1.04	Y	N		Employed		53,000.00		Terraced House	0	Leasehold	999	N	1st	182,585.00	183,000.00	8-Jun-06	Physical	183,000.00	8-Jun-06	199,031.57	82.98	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 1.29%	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
474	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	25,900.00	20-Sep-06	144	30-Sep-18	Purchase	12.33	6.00	Repayment	Repayment	N	N	Live	2,935.86	2,935.86	Repayment	Repayment	1.75	2,935.86	Tracker	198.8	1.50	N	N		Unemployed		6,373.00		Terraced House	0	Freehold	0	N	1st	210,000.00	210,000.00	12-Jul-06	Physical	210,000.00	12-Jul-06	302,890.94	0.97	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 1.75%	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
475	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	308,700.00	21-Sep-06	300	30-Sep-31	Purchase	90.00	5.44	Repayment	Repayment	N	N	Live	205,165.37	205,165.37	Repayment	Repayment	2.25	205,165.37	Tracker	1403.5	2.00	Y	N		Self-Employed		97,800.00		Detached House	0	Freehold	0	N	1st	343,000.00	343,000.00	22-Aug-06	Physical	343,000.00	22-Aug-06	426,743.64	48.08	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 2.25%	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
476	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	150,300.00	22-Sep-06	300	30-Sep-31	Purchase	90.00	5.59	Interest Only	Endowment	N	N	Live	111,546.35	111,546.35	Interest Only	Investment	2.25	149,494.59	Tracker	211.39	2.00	Y	N		Employed		41,000.00		Maisonette	0	Leasehold	90	N	1st	167,000.00	167,000.00	12-Feb-06	Physical	167,000.00	12-Feb-06	291,743.55	38.23	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 2.25%	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
477	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: August 2016 payment made in September 2016. The Arrangement to Pay supported by full income and expenditure undertaken in May 2017. No payments made in March and April 2017. An ATP set up to clear. This is the 5th ATP agreed since March 2015. However, overall risk is low as mortgage is on a repayment basis and there is plenty of equity in the property, currently estimated at 36% Loan To Value.		✓	✓		CLS	UFSS	Mortgage Express	225,000.00	22-Sep-06	300	30-Sep-31	Purchase	90.00	5.39	Repayment	Repayment	N	N	Live	152,675.49	152,675.49	Repayment	Repayment	2.25	152,675.49	Tracker	1032.98	2.00	Y	N		Self-Employed	Unknown	77,412.00	0.00	Terraced House	0	Freehold	0	N	1st	250,000.00	250,000.00	6-Jul-06	Physical	250,000.00	6-Jul-06	415,298.73	36.76	1,665.46	1	Direct Debit	Paying	Decrease	Financial Mismanagement	ATP Active	ATP Additional	Supported	CMS + 167.02	23-May-17	14-Sep-17	ATP supported by full income and expenditure undertaken in May 2017. Cause of arrears is financial mismanagement.				0			None				N		1-Sep-16			Rate Switch	1-Sep-16	Rate switch to 2.25%	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
478	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	206,000.00	26-Sep-06	300	30-Sep-31	Purchase	86.92	5.39	Interest Only	Investment	N	N	Live	198,973.53	198,973.53	Interest Only	Investment	2.25	199,344.42	Tracker	373.31	2.00	Y	N		Self-Employed	Employed	98,000.00	13,320.00	Terraced House	1986	Freehold	0	N	1st	237,000.00	237,000.00	6-Jul-06	Physical	237,000.00	6-Jul-06	341,834.06	58.21	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
479	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	71,500.00	28-Sep-06	300	30-Sep-31	Purchase	100.00	5.64	Repayment	Repayment	N	N	Live	12,569.87	12,569.87	Repayment	Repayment	1.75	48,316.66	Tracker	83.11	1.50	N	N		Employed	Employed	16,576.00	10,700.00	Flat or Apartment	1950	Leasehold	99	N	1st	71,500.00	71,500.00	19-Jul-06	Physical	71,500.00	19-Jul-06	69,587.63	18.06	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
480	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	140,000.00	29-Sep-06	300	30-Sep-31	Purchase	81.87	5.19	Interest Only	Investment	N	N	Live	140,454.05	140,454.05	Interest Only	Investment	2.25	140,454.05	Tracker	263.36	2.00	Y	N		Employed		66,000.00		Flat or Apartment	1900	Leasehold	125	N	1st	169,500.00	171,000.00	30-Mar-06	Physical	171,000.00	30-Mar-06	298,731.42	47.02	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
481	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	132,300.00	29-Sep-06	300	30-Sep-31	Purchase	105.00	6.05	Repayment	Repayment	Y	N	Live	93,041.29	93,041.29	Repayment	Repayment	2.05	93,041.29	Tracker	627.89	1.80	N	N		Self-Employed		36,641.00		Semi Detached House	1970	Freehold	0	N	1st	126,000.00	126,000.00	8-May-06	Physical	126,000.00	8-May-06	158,564.23	58.68	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			IO to REP	19-Jan-10	Multiple (Specify)	19-Jan-10
The mortgage was originally granted on a repayment basis, It was converted to an interest basis on 17th September 2009 although there are no notes to indicate that an appropriate repayment vehicle would be in place to repay the mortgage at the end of the term. The mortgage was converted back to repayment on 19th January 2010. There are no notes on the system to indicate that an affordability exercise was carried out. The increased payments have been maintained since
																																																																																										N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
482	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	216,000.00	29-Sep-06	300	30-Sep-31	Remortgage	90.00	5.39	Interest Only	Investment	N	N	Live	220,090.85	220,090.85	Interest Only	Investment	2.25	220,090.85	Tracker	412.68	2.00	Y	N		Self-Employed	Employed	67,332.00	16,500.00	Detached House	1970	Freehold	0	N	1st	240,000.00	240,000.00	13-Jul-06	Physical	240,000.00	13-Jul-06	254,036.24	86.64	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP					12-Nov-07		Interview carried with borrowers and reason for arrears advised to be failure of business. 3000 towards arrears paid by debit card with an additional payment of 3000 promised by 30th November 2007 by means of sale of shares. Then arrangement to be made. Borrower actively seeking employment and proposed to keep the lender informed of developments.	0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
483	12 months PH	B	A	A	✗	✓	✓
RISK.37 - Principal Borrower no longer resides: The borrower asked for a lettings pack on 15th February 2013 but this was not returned so the lenders letting file was closed. Mail continued to be returned with the latest being the 17th September 2015 so it appears that the borrower may have let the property without permission. It is not known if he is now resident. Payments have been maintained to date.

RISK.05 - Switched to IO - no repayment vehicle: The mortgage was originally granted on a repayment basis. The mortgage was converted to an interest only basis at the request of the borrower on the 7th March 2008. There is no evidence on the system or the file to indicate that a means of repayment was proposed or discussed and as such there is no viable repayment vehicle known to the lender. No calls to establish the means of repayment have been attempted to date. The interest only payment has been maintained. The mortgage has 14 years until maturity.
											✓	✓		CLS	UFSS	Mortgage Express	106,000.00	29-Sep-06	300	30-Sep-31	Purchase	100.00	5.64	Repayment	Repayment	N	N	Live	103,530.75	103,530.75	Interest Only	Unknown	1.75	103,530.75	Tracker	150.98	1.50	N	N		Employed		34,333.00		Flat or Apartment	1989	Leasehold	125	N	1st	106,000.00	106,000.00	27-Jul-06	Physical	106,000.00	27-Jul-06	152,887.81	67.72	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	7-Mar-08	Switch to Interest Only	7-Mar-08
The mortgage was originally granted on a repayment basis. The mortgage was converted to an interest only basis at the request of the borrower on the 7th March 2008. There is no evidence on the system or the file to indicate that a means of repayment was proposed or discussed and as such there is no viable repayment vehicle known to the lender. No calls to establish the means of repayment have been attempted to date. The interest only payment has been maintained. The mortgage has 14 years until maturity.
																																																																																										N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
484	12 months PH	B	B	A	✗	✗	✓
RISK.55 - Title - Other Charges: Charge in favour of Midland Provincial Limited shown on Registers of Scotland but not on the lenders system

RISK.03 - Third Party Payments: Arrears of 7897.27 were paid by the borrowers spouse, who is not party to the mortgage, on 12th October 2016, having received a non-repayable gift from family. The eviction planned for the following day was cancelled and despite erratic payments since, the account is currently up to date.

RISK.24 - Vulnerability - Lack of English skills: Field agent met with the borrower on 19th September but her English was not good enough to conduct the interview. Son advised his elder brother was dealing with the account and would call the lender. The property had been on the verge of being repossessed before the borrowers spouse rang and all arrears paid by family in October 2016. The borrowers lack of English skills may be hampering the borrowers ability to deal with the arrears situation and it does put it doubt the borrowers declared income of 120,000 at the time of application.

RISK.63 - Other Occupants: At the time of application in 2006, the borrower stated on the application form that she was separated. Although that may have been the case at the time, it is evident from an inbound call in October that she is now married. Her spouse advised that the account was in arrears due to them both being unemployed for over 12 months. He has also advised that their four sons had returned to the property and would be helping out with payments.

PAY.03 - New arrears >1mth in past 12mths: No payments were made at all in July and August 2016 and September 2016 direct debit collected 9th September 2016 was returned 12th September 2016 at which time the account was 14 months in arrears. Arrears were cleared in full in October 2016 through a third party whose details are not recorded. Since this date the direct debit collected 5th December 2016 was returned 6th December 2016, was further represented 14th December 2016 and returned 15th December 2016, being made up by card payment on 30th December 2016. Direct debits collected 6th February 2017 was returned 7th February 2017 and cleared by card 14th February 2017. Direct debit collected 18th April 2017 was returned 19th April 2017 and represented successfully 27th April 2017. Finally direct debit collected 15th May 2017 was returned 16th May 2017, but made up by bank payment on 30th May 2015. The direct debit for June 2017 has been honoured and the account is currently up to date.
											✗	✓
INFO.04 - Reperforming case servicing notes: Account was 2 months in arrears in June 2014 and peaked at 15 months in September 2016. Arrears fully cleared 12th October 2016 by third party. Nature of third party not noted on system notes. Payments met since albeit with periodic returned direct debits which were successfully represented same month. Fees charged in the last 36 months were - Legal costs 296.40 3rd January 2017 and 293.64 on 20th August 2014. Unpaid direct debit fees of 6.50 were charged, 3rd November 2015, 12th September 2016, 6th December 2016, 7th February and 19th April 2017. Arrears administration fees of 40.00 charged monthly between 30th June 2014 and 19th December 2016. Asset Manager fee applied of 72.00 on 13th October 2016 and Field agent fee applied of 66.00 on 4th October 2016. All charges applied to the account appear to be in line with lenders policy. Fees of 6.50 were also charged for each unpaid Direct Debit. All collections activity appropriate and within policy.
														CLS	UFSS	Mortgage Express	355,500.00	2-Oct-06	300	31-Oct-31	Purchase	88.88	5.79	Interest Only	Investment	N	N	Live	363,538.87	363,538.87	Interest Only	Investment	2.25	363,538.87	Tracker	681.59	2.00	Y	N		Self-Employed		120,000.00		Detached House	1993	Feudal	0	N	1st	395,000.00	400,000.00	3-Jul-06	Physical	400,000.00	3-Jul-06	438,135.00	82.97	0.00	0	Direct Debit	Paying	No Current Arrears	Unemployed	No ATP	No Active ATP	No ATP					19-Aug-16		Field agent met with the borrower but her English was not good enough to conduct the interview. Son advised his elder brother was dealing with the account and would call the lender. Very expensive cars on the drive. Family pleasant but no interview carried out as elder son not there. Property in excellent condition.	0			None				N					None			Y
Eviction due 13th January 2016 was cancelled on payment of full arrears balance of 7898.27. There have been 14 months' arrears since but no further court action appears to have been taken as the borrower has maintained contact with the lender.
																																																																																																	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
485	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	135,000.00	3-Oct-06	288	31-Oct-30	Remortgage	90.00	6.75	Interest Only	Investment	N	N	Live	135,803.22	135,803.22	Interest Only	Investment	2.25	135,803.22	Tracker	254.63	2.00	Y	N		Employed		38,800.00		Terraced House	1996	Freehold	0	N	1st	150,000.00	150,000.00	9-Jun-06	Physical	150,000.00	9-Jun-06	218,747.80	62.08	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
486	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	146,500.00	6-Oct-06	300	31-Oct-31	Purchase	68.94	6.75	Interest Only	Investment	N	N	Live	148,173.55	148,173.55	Interest Only	Investment	2.25	148,173.55	Tracker	277.83	2.00	Y	N		Self-Employed		46,000.00		Semi Detached House	1960	Freehold	0	N	1st	212,500.00	212,500.00	16-Aug-06	Physical	212,500.00	16-Aug-06	243,805.18	60.78	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
487	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	163,500.00	6-Oct-06	300	31-Oct-31	Purchase	88.38	5.65	Interest Only	Investment	N	N	Live	144,647.32	144,647.32	Interest Only	Investment	2.25	162,947.32	Tracker	271.79	2.00	Y	N		Employed	Employed	29,000.00	32,000.00	Terraced House	1900	Freehold	0	N	1st	183,500.00	185,000.00	20-Jun-06	Physical	185,000.00	20-Jun-06	266,832.49	54.21	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
488	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	129,200.00	9-Oct-06	300	31-Oct-31	Purchase	85.00	6.75	Repayment	Repayment	N	N	Live	83,965.79	83,965.79	Repayment	Repayment	2.25	86,436.06	Tracker	571.56	2.00	Y	N		Self-Employed		50,000.00		Semi Detached House	1963	Freehold	0	N	1st	152,000.00	152,000.00	8-Aug-06	Physical	152,000.00	8-Aug-06	160,889.62	52.19	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								2	09-May-2016	By Right	None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
489	12 months PH	B	A	B	✗	✓	✗
RISK.36 - Borrower whereabouts unknown: It would appear from the system notes that the property may have been let from as far back as 2012 and the principal borrower has confirmed as recently as 25th May 2017 that the property is let without consent. There is a correspondence address for the second borrower but the lender has failed to establish a correspondence address. Payments are still being made but there is no current address on file for the principle borrower.

RISK.66 - Unauthorised Tenancy: Inbound call noted 25th May 2017 from second borrower who had already advised that she has moved out and she has provided a correspondence address. She advised that the principal borrower is letting the property. This is supported by the fact that a tenant had rung in as far back as 11th December 2012 so it may transpire that the property has been let for a considerable period of time. The principal borrower rang in on the 7th June 2017 advising that he wishes to remove the other borrower from the mortgage. He confirmed that the property is being let. Monthly payments are being maintained to date

RISK.63 - Other Occupants: Inbound call as far back as 2012 indicated that the property was let at that time. The principal borrower confirmed on the 25th May 2017 following the second borrower calling in to advise on the same day. Monthly payments are being maintained to date

RISK.05 - Switched to IO - no repayment vehicle: Switch to Interest Only in 2008. The principal borrower advised on the 25th May 2017 that he would be looking to sell or re-mortgage the property in order to repay the mortgage. It had been stated on the application form dated 4th September 2009 that there was an investment vehicle in place. Either this has been cancelled, lapsed or did not actually exist in the first place. Payments of interest are being maintained.
										COLL.07 - Other servicing issue: The principal borrower confirmed on the 25th May 2017 that the property was let and as such neither borrower resides in the mortgaged property. There is a correspondence address on the system for the second borrower but the principal borrower was not asked to provide a correspondence address. His address remains the mortgaged property on the system although he is not living there. Monthly repayments have not been affected to date.	✓	✓		CLS	UFSS	Mortgage Express	254,300.00	10-Oct-06	300	31-Oct-31	Remortgage	105.96	6.55	Repayment	Repayment	N	N	Live	246,562.61	246,562.61	Interest Only	Unknown	1.75	246,562.61	Tracker	359.57	1.50	N	N		Employed	Employed	64,860.00	25,000.00	Semi Detached House	1935	Freehold	0	N	1st	241,000.00	240,000.00	11-Aug-06	Physical	240,000.00	11-Aug-06	346,161.07	71.23	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	3-Oct-08	Switch to Interest Only	3-Oct-08
The mortgage was converted to interest only on 3rd October 2008 at the borrowers' specific request.  There is no evidence on the system or file that a repayment vehicle was discussed and recent conversations have indicated that the principal borrower will be looking to sell in order to repay the mortgage.
																																																																																										N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
490	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	62,550.00	11-Oct-06	360	31-Oct-36	Purchase	90.00	5.39	Interest Only	Investment	Y	N	Live	60,711.98	60,711.98	Interest Only	Investment	2.25	63,161.98	Tracker	114.12	2.00	Y	N		Employed		22,000.00		Flat or Apartment	1920	Feudal	0	N	1st	69,500.00	69,500.00	15-Sep-06	Physical	69,500.00	15-Sep-06	76,125.96	79.75	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
491	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Erratic payments with a history of over and underpayments made by direct debit and bank card throughout the course of the last 12 months. However, the arrears have not increased by over 1 month at any time in the last twelve months. Payment profile suggests arrears are likely to remain static. Reason for arrears appears to be financial miss-management over a considerable period of time. The account remains one month in arrears.		✓	✓		CLS	UFSS	Mortgage Express	143,775.00	13-Oct-06	300	31-Oct-31	Purchase	90.00	5.79	Interest Only	Investment	N	N	Live	144,927.17	144,927.17	Interest Only	Investment	2.25	144,927.17	Tracker	271.22	2.00	Y	N		Self-Employed		40,925.00		Semi Detached House	1968	Freehold	0	N	1st	159,750.00	159,750.00	27-Jun-06	Physical	159,750.00	27-Jun-06	232,966.41	62.21	271.22	1	Direct Debit	Trying	Remain Static	Financial Mismanagement	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
492	12 months PH	B	A	A	✗	✓	✓	RISK.41 - Complaint (not PPI): Complaint received and rejected 3rd January 2017. The borrower claimed that under his mortgage contract he had four weeks after the payment was due to make the payment and as he made payments via his bank he cannot be held responsible if the lender cannot collect the payments on time. Complaint not upheld and not on-going. The borrower has made numerous complaints of this nature over the last two years, none of which have been upheld.			✓	✓		CLS	UFSS	Mortgage Express	110,000.00	13-Oct-06	300	31-Oct-31	Purchase	84.62	5.24	Repayment	Repayment	Y	N	Live	67,944.90	67,944.90	Repayment	Repayment	2.25	67,944.90	Tracker	462.86	2.00	Y	N		Self-Employed		30,000.00		Semi Detached House	1960	Freehold	0	N	1st	130,000.00	130,000.00	16-Aug-06	Physical	130,000.00	16-Aug-06	137,602.97	49.38	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
493	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	215,100.00	13-Oct-06	300	31-Oct-31	Purchase	90.00	5.24	Interest Only	Investment	Y	N	Live	145,169.35	145,169.35	Repayment	Repayment	2.25	145,169.35	Tracker	988.18	2.00	Y	N		Employed	Employed	55,000.00	40,000.00	Terraced House	1930	Freehold	0	N	1st	239,000.00	239,000.00	29-Aug-06	Physical	239,000.00	29-Aug-06	397,025.58	36.56	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			IO to REP	10-Jan-07	Switch to Repayment	10-Jan-07
The mortgage was converted to repayment at the request of the borrowers on 10th January 2007, the original means of repayment having been an investment vehicle. Payments have been maintained to date on a repayment basis.
																																																																																										N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
494	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	104,400.00	16-Oct-06	360	31-Oct-36	Purchase	90.00	5.79	Interest Only	Investment	Y	N	Live	105,010.43	105,010.43	Interest Only	Investment	2.25	105,010.43	Tracker	196.9	2.00	Y	N		Employed		32,000.00		Flat or Apartment	1980	Leasehold	125	N	1st	116,000.00	116,000.00	15-Aug-06	Physical	116,000.00	15-Aug-06	167,311.18	62.76	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
495	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	152,955.00	18-Oct-06	300	31-Oct-31	Purchase	90.00	5.94	Interest Only	Investment	Y	N	Live	150,625.77	150,625.77	Interest Only	Investment	1.44	150,625.77	Tracker	181.24	1.19	Y	N		Employed		52,000.00		Semi Detached House	2006	Freehold	0	N	1st	169,950.00	169,950.00	19-Sep-06	Physical	169,950.00	19-Sep-06	165,404.44	91.07	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
496	12 months PH	B	A	A	✗	✓	✓	RISK.44 - Lending into Retirement Issue: Borrower 1 will be 73 when mortgage matures. Application form does not ask for retirement plans so it is not possible to establish if the loan will take borrower beyond his retirement age and if income into retirement has been assessed if applicable. The last 12 months payments have been made with no issues.			✓	✓		CLS	UFSS	Mortgage Express	72,000.00	19-Oct-06	300	31-Oct-31	Purchase	90.00	5.24	Repayment	Repayment	Y	N	Live	48,263.75	48,263.75	Repayment	Repayment	2.25	48,263.75	Tracker	328.54	2.00	Y	N		Self-Employed		26,000.04		Terraced House	1965	Freehold	0	N	1st	80,000.00	80,000.00	12-Jun-06	Physical	80,000.00	12-Jun-06	87,008.33	55.47	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
497	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Charging Order dated 14th May 2014 registered in favour of Tesco Personal Finance for 1.00. There has been no adverse effect on the conduct of the mortgage account either at the time or since and the account is currently overpaid by 9674.96			✓	✓		CLS	UFSS	Mortgage Express	128,000.00	19-Oct-06	420	31-Oct-41	Purchase	74.85	5.39	Interest Only	Investment	N	N	Live	119,890.78	119,890.78	Interest Only	Investment	2.25	129,565.74	Tracker	224.83	2.00	Y	N		Employed	Employed	23,800.00	30,000.00	Semi Detached House	1910	Freehold	0	N	1st	171,000.00	171,000.00	18-Aug-06	Physical	171,000.00	18-Aug-06	181,000.82	66.24	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
498	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	141,000.00	19-Oct-06	300	31-Oct-31	Purchase	80.11	5.39	Repayment	Repayment	Y	N	Live	93,910.31	93,910.31	Repayment	Repayment	2.25	94,086.83	Tracker	639.26	2.00	Y	N		Self-Employed		54,000.00		Bungalow	1995	Leasehold	8993	N	1st	176,000.00	176,000.00	28-Sep-06	Physical	176,000.00	28-Sep-06	138,806.33	67.66	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
499	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	108,000.00	20-Oct-06	300	31-Oct-31	Purchase	86.40	5.39	Repayment	Repayment	N	N	Live	72,660.83	72,660.83	Repayment	Repayment	2.25	72,660.83	Tracker	494.61	2.00	Y	N		Self-Employed	Self-Employed	18,500.00	18,500.00	Terraced House	1875	Feudal	0	N	1st	120,000.00	125,000.00	6-Oct-06	Physical	125,000.00	6-Oct-06	133,089.06	54.6	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
500	12 months PH	B	B	A	✗	✗	✓	RISK.66 - Unauthorised Tenancy: Case notes dated 18th July 2016 advise property is now an unauthorised let. There are no notes on file to state how this information was obtained. There are further notes on file dated 25th August 2016 stating that Croydon Council are about to issue a Selective Licence. There is no correspondence address on file other than the security so it is not possible to establish whether the borrower still resides at the property or who the current occupant is. The mortgage account continues to be paid and is currently overpaid by 504.40	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: No bank payment received for November 2016. Bank payment was received on 6th December 2016 to make up for lost payment. As the account was in credit at the time no arrears accrued. Issue appears to be that payments were being received late. Case note dated 20th December 2016 confirms direct debit now been set up. The account is currently up to date and in credit by 504.40		✓	✓		CLS	UFSS	Mortgage Express	123,300.00	20-Oct-06	300	31-Oct-31	Purchase	90.00	5.54	Interest Only	Investment	Y	N	Live	123,404.31	123,404.31	Interest Only	Investment	2.25	123,404.31	Tracker	231.39	2.00	Y	N		Employed		40,000.00		Maisonette	1965	Leasehold	120	N	1st	137,000.00	137,000.00	21-Sep-06	Physical	137,000.00	21-Sep-06	197,600.28	62.45	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
501	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	108,000.00	27-Oct-06	300	31-Oct-31	Purchase	90.00	5.79	Interest Only	Investment	Y	N	Live	108,609.57	108,609.57	Interest Only	Investment	2.25	108,609.57	Tracker	203.65	2.00	Y	N		Employed		45,000.00		Semi Detached House	1950	Freehold	0	N	1st	120,000.00	120,000.00	11-Sep-06	Physical	120,000.00	11-Sep-06	137,678.22	78.89	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
502	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	212,500.00	27-Oct-06	300	31-Oct-31	Remortgage	85.00	5.39	Interest Only	Investment	N	N	Live	213,739.34	213,739.34	Interest Only	Investment	2.25	213,739.34	Tracker	400.77	2.00	Y	N		Employed	Employed	52,000.00	12,500.00	Detached House	2000	Freehold	0	N	1st	250,000.00	250,000.00	29-Sep-06	Physical	250,000.00	29-Sep-06	264,621.09	80.77	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			Y	Litigation commenced 9th May 2012. SPO obtained. Account was brought up to date by August 2013 in accordance with the SPO and the account is currently up to date	CMS plus 150.00	20-Jun-12	12-Nov-13	CMS plus 150.00. SPO proved successful and the account is now up to date		✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
503	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	225,000.00	27-Oct-06	240	31-Oct-26	Purchase	90.00	5.49	Interest Only	Endowment	Y	N	Live	226,200.16	226,200.16	Interest Only	Endowment	2.25	226,200.16	Tracker	424.13	2.00	Y	N		Self-Employed		79,545.00		Terraced House	2006	Freehold	0	N	1st	250,000.00	250,000.00	23-Oct-06	Physical	250,000.00	23-Oct-06	348,169.30	64.97	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
504	12 months PH	B	A	A	✗	✓	✓	RISK.37 - Principal Borrower no longer resides: There is currently a returned mail marker on the account and has been since 25th June 2013. We do not have an alternative correspondence address for the borrower so it is not possible to know whether the borrower still resides in the property or what the properties current occupancy status is. In any event the account is currently up to date and payments are being received regularly			✓	✓		CLS	UFSS	Mortgage Express	142,800.00	30-Oct-06	300	31-Oct-31	Purchase	102.00	5.64	Interest Only	Investment	Y	N	Live	143,413.85	143,413.85	Interest Only	Investment	2	143,413.85	Tracker	239.03	1.75	N	N		Employed		39,825.00		Terraced House	2006	Freehold	0	N	1st	144,995.00	140,000.00	18-Jul-06	Physical	140,000.00	18-Jul-06	174,181.08	82.34	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
505	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	157,495.00	30-Oct-06	300	31-Oct-31	Purchase	90.00	5.94	Interest Only	Investment	Y	N	Live	158,715.96	158,715.96	Interest Only	Investment	1.44	158,715.96	Tracker	190.46	1.19	Y	N		Self-Employed		57,000.00		Terraced House	1970	Freehold	0	N	1st	174,995.00	174,995.00	13-Sep-06	Physical	174,995.00	13-Sep-06	290,700.80	54.6	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
506	12 months PH	B	A	A	✗	✓	✓	RISK.37 - Principal Borrower no longer resides: Notes on file dated 30th June 2016 indicate that the lender is currently processing a Consent to Let application for the borrowers. Correspondence address is held for borrowers so whereabouts are known. The account continue to perform well and is currently overpaid by 400.68			✓	✓		CLS	UFSS	Mortgage Express	55,800.00	3-Nov-06	300	30-Nov-31	Purchase	90.00	5.65	Repayment	Repayment	Y	N	Live	37,313.29	37,313.29	Repayment	Repayment	2.25	37,713.97	Tracker	253.66	2.00	Y	N		Self-Employed	Employed	24,000.00	3,500.00	Terraced House	1905	Freehold	0	N	1st	62,000.00	62,000.00	14-Jun-06	Physical	62,000.00	14-Jun-06	65,324.70	57.12	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
507	12 months PH	B	B	A	✗	✗	✓	RISK.35 - Authorised Let: The borrowers have been granted Consent to Let on 9th February 2017 for a 12 month period. Admin fee 1250 added to the mortgage balance. Payments being made and account is up to date.	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debit dated 15th February 2017 rejected and card payment made 16th February 2017 to restore account. Notes on file dated 16th February 2017 advise payment rejected due to unexpected event. Account is now up to date and payments being received regularly		✓	✓		CLS	UFSS	Mortgage Express	250,000.00	3-Nov-06	180	30-Nov-21	Remortgage	83.33	5.20	Interest Only	Investment	N	N	Live	255,041.81	255,041.81	Interest Only	Investment	2.25	255,041.81	Tracker	478.21	2.00	Y	N		Self-Employed		80,000.00		Cottage	1600	Freehold	0	N	1st	350,000.00	300,000.00	21-Sep-06	Physical	300,000.00	21-Sep-06	344,195.55	74.1	0.00	0	Direct Debit	Paying	No Current Arrears	Financial Mismanagement	No ATP	No Active ATP	No ATP					8-Mar-16			0			None				N					None			Y	Action commenced 20th January 2009 and ceased 5th June 2009.Historic arrears now cleared. Minor recurring arrears in last 36 months but account now up to date					Loan matures November 2021. Letters sent June, August and September 2013. 5 year letter sent November 2016. ICE letter dated 9th January 2017 sent to borrower.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
508	12 months PH	A	A	A	✗	✓	✓				✓	✓	RISK.30 - BKO / IVA Post-Completion: Bankruptcy order registered 17th May 2010 in name of borrower 1. There were some minor arrears at the time the bankruptcy was registered but these have since been cleared and conduct of the account in past 3 years has been generally good. The account is currently up to date with payments being made regularly	CLS	UFSS	Mortgage Express	152,996.00	9-Nov-06	300	30-Nov-31	Purchase	90.00	5.65	Interest Only	Investment	Y	N	Live	153,787.45	153,787.45	Interest Only	Investment	2.25	153,787.45	Tracker	288.36	2.00	Y	N		Self-Employed	Unknown	75,000.00	0.00	Detached House	1999	Feudal	0	N	1st	169,995.00	170,000.00	1-Nov-06	Physical	170,000.00	1-Nov-06	181,001.13	84.96	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
509	12 months PH	B	B	A	✗	✗	✓
RISK.06 - Loan maturing in under 5 years not correctly managed: Loan matures November 2018. Interest only letters sent June, August and September 2013.  There is a file note dated 19th March 2015 which advises that Borrower 1 has left the country and is no longer contactable. No 3 year letter seen. The interest only warning was evidenced on the annual April statement.

RISK.36 - Borrower whereabouts unknown: File note dated 19th March 2015 indicates Borrower 1 has left the property and is now abroad and un-contactable.  Borrower 2 is still at the property and making payments but no current telephone number details are held.  The account is currently up to date and overpaid by 344.53

RISK.55 - Title - Other Charges: Charging Order dated 28th November 2013 registered in favour of Marlin Europe Ltd for 1.00  The event does not appear to have had a detrimental effect on the loan and other than some minor arrears in the last 3 years, the account has been generally well conducted and is currently up to date and overpaid by 344.53
									PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: No bank payment received in January 2017. At the time the account was in credit by 147.12 so the missed payment did not amount to a months payment arrears. 2 bank payments were received in March to bring the account up to date. There are no notes on file to explain the reason for the arrears. Payments have since been made regularly and the account is currently 344.53 in credit.		✓	✓		CLS	UFSS	Mortgage Express	148,500.00	10-Nov-06	144	30-Nov-18	Purchase	90.00	5.65	Interest Only	Endowment	Y	N	Live	149,129.06	149,129.06	Interest Only	Endowment	2.25	149,129.06	Tracker	279.81	2.00	Y	N		Employed	Employed	65,000.00	17,000.00	Semi Detached House	1990	Freehold	0	N	1st	165,000.00	165,000.00	11-Sep-06	Physical	165,000.00	11-Sep-06	193,774.59	76.96	0.00	0	Bank Payment	Trying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
Loan expires November 2018. Interest only letters sent June, August and September 2013.  No evidence of further letters being sent or telephone calls to borrowers on the matter but there is a warning on the annual statement saying the loans matures in the next 5 years.
																																																																																																	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
510	12 months PH	B	B	A	✗	✗	✓
RISK.05 - Switched to IO - no repayment vehicle: Loan switched to interest only on 12th May 2009 at the request of the borrower.  No repayment vehicle details were taken at the time and no notes on file since to indicate if a suitable repayment vehicle exists and is on track to repay the loan

RISK.06 - Loan maturing in under 5 years not correctly managed: Loan maturing November 2021. No case notes on file to indicate any discussions with borrower regarding their current repayment plans. Annuals statement seen to contain warnings. No Interest Only letters sent since August 2015.

RISK.30 - BKO / IVA Post-Completion: IVA registered 31st July 2014.  No detrimental impact on the account either at the time or since.  There was a rejected direct debit in 2017 but this was as a result of a period of ill-health and not related to the IVA.  The account is currently up to date and payments being received regularly

RISK.33 - True IOCS Hold Out Marker: Loan is flagged as FIO IOCS Holdout 7th August 2015. Loan matures 2021. No Interest Only letters sent since August 2015.
									PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debit on 1st February 2017 was rejected and successfully re-collected on 9th February 2017. All payments since have been received and the account is currently up to date. There are no notes on file to indicate the reasons for the rejected payment		✓	✓		CLS	UFSS	Mortgage Express	79,055.00	16-Nov-06	180	30-Nov-21	Remortgage	63.24	5.05	Repayment	Repayment	N	N	Live	70,271.57	70,271.57	Interest Only	Unknown	2.25	70,271.57	Tracker	131.76	2.00	Y	N		Employed		29,850.00		Semi Detached House	1955	Freehold	0	N	1st	125,000.00	125,000.00	25-Oct-06	Physical	125,000.00	25-Oct-06	144,477.85	48.64	0.00	0	Direct Debit	Paying	No Current Arrears	Ill Health	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	12-May-09	Switch to Interest Only	12-May-09	Account switched to interest only at the request of the borrower. No repayment vehicle details were captured at the time of conversion	N						None - FIO IOCS Holdout marker on system.	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
511	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	122,000.00	30-Nov-06	276	30-Nov-29	Remortgage	81.33	5.60	Repayment	Repayment	N	N	Live	65,317.19	65,317.19	Repayment	Repayment	2.25	76,516.15	Tracker	506.51	2.00	Y	N		Employed		34,000.00		Semi Detached House	1900	Freehold	0	N	1st	150,000.00	150,000.00	14-Aug-06	Physical	150,000.00	14-Aug-06	216,350.67	30.19	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
512	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	113,950.00	30-Nov-06	360	30-Nov-36	Purchase	87.65	5.39	Interest Only	Investment	Y	N	Live	102,877.07	102,877.07	Interest Only	Investment	2.25	114,013.15	Tracker	194.21	2.00	Y	N		Self-Employed	Unknown	31,000.00	0.00	Semi Detached House	1935	Freehold	0	N	1st	129,950.00	130,000.00	13-Sep-06	Physical	130,000.00	13-Sep-06	149,151.41	68.97	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
513	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	152,100.00	17-Nov-06	300	30-Nov-31	Purchase	90.00	5.59	Interest Only	Investment	N	N	Live	152,740.75	152,740.75	Interest Only	Investment	2.25	152,740.75	Tracker	286.39	2.00	Y	N		Employed		43,900.00		Semi Detached House	1970	Freehold	0	N	1st	169,000.00	169,000.00	24-Oct-06	Physical	169,000.00	24-Oct-06	196,409.17	77.77	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
514	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: 2nd Charge dated 19th March 2007 registered in favour of Future Mortgages for 21000.00. 2nd Charge dated 27th April 2007 registered in favour of Blackhorse Ltd for 20000.00. Account did suffer arrears in 2008 when they reached approximately 5 payments. These were largely cleared by a bank payment received on 30th September 2008. More latterly the conduct of the account has improved and the account is now performing and 21057 in credit			✓	✓		CLS	UFSS	Mortgage Express	288,000.00	20-Nov-06	240	8-Apr-26	Remortgage	90.00	5.49	Repayment	Repayment	N	N	Live	130,863.68	130,863.68	Repayment	Repayment	2.25	151,921.34	Tracker	1420.72	2.00	Y	N		Self-Employed		100,000.00		Detached House	1978	Freehold	0	N	1st	360,000.00	320,000.00	14-Sep-06	Physical	320,000.00	14-Sep-06	461,548.10	28.35	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP					11-Apr-12		FC advises customer has started new contract and income and expenditure analysis shows healthy surplus	6	November 15 to January 16; February 2016 to March 2016 and April 2016	By Right	None				N					None			Y
Action commenced 8th June 2012.  Action ceased 23rd July 2012. Action adjourned with liberty to restore. 15 day letter sent 5th May 2012.  Historic arrears.  Account now up to date and overpaid by 21057.66
																																																																																																	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
515	12 months PH	B	B	A	✗	✗	✓	RISK.55 - Title - Other Charges: 2nd Charge dated 14th January 2014 registered in favour of Equifinance for 27995. This has not had a detrimental effect on the account and the worst arrears in last 3 months is 1 month in arrears. The account is currently less than 1 payment in arrears due to payments due at the end of the month being made early in the following month
PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Borrower is currently making payments as a card payment.  The monthly payments are due on the last day of the month and it would appear the borrower is making late payments which fall into the following month.  November 2016 payment was made 5th December, December 2016 payment was made 5th January 2017 and January 2017 payment was made 31st January 2017 bringing the account up to date at that point.  April 2017 payment was made 1st May 2017 and May 2017 payment was made 30th May 2017 bringing the account back up to date at that point.  June 2017 payment is outstanding at the time data was extracted
											✓	✓		CLS	UFSS	Mortgage Express	185,000.00	21-Nov-06	288	30-Nov-30	Remortgage	61.67	5.05	Repayment	Repayment	N	N	Live	121,893.79	121,893.79	Repayment	Repayment	2.25	121,893.79	Tracker	871.53	2.00	Y	N		Self-Employed	Employed	49,000.00	21,000.00	Detached House	1995	Freehold	0	N	1st	300,000.00	300,000.00	19-Oct-06	Physical	300,000.00	19-Oct-06	346,746.83	35.15	820.94	0	Card Payment	Paying	Decrease	Account in credit - payments missed	No ATP	No Active ATP	No ATP					5-Aug-08		Agent provided update on litigation and confirmed SPO of CMS plus 200.00	0			None				N					None			Y
Action commenced 27th October 2008 and ceased 23rd December 2008.  Historic arrears.  Account is currently less than 1 payment in arrears which is due to payments being due at the end of each month often being paid early in the following month
																																																																																												CMS plus 200.00	31-Mar-10		SPO is in force until arrears cleared with no specified end date		✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
516	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	116,900.00	2-Jan-07	204	31-Jan-24	Purchase	89.92	5.39	Interest Only	Investment	N	N	Live	118,070.12	118,070.12	Interest Only	Investment	2.25	118,070.12	Tracker	221.38	2.00	Y	N		Self-Employed		48,000.00		Terraced House	1900	Freehold	0	N	1st	130,000.00	130,000.00	22-Sep-06	Physical	130,000.00	22-Sep-06	149,993.31	78.72	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
517	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	180,000.00	23-Nov-06	300	30-Nov-31	Purchase	103.75	5.74	Interest Only	Investment	N	N	Live	180,404.40	180,404.40	Interest Only	Investment	2.25	180,404.40	Tracker	338.26	2.00	N	N		Employed		62,500.00		Semi Detached House	1930	Freehold	0	N	1st	173,500.00	173,500.00	29-Oct-06	Physical	173,500.00	29-Oct-06	182,893.69	98.64	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
518	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	174,950.00	29-Nov-06	300	30-Nov-31	Purchase	89.74	5.33	Repayment	Repayment	Y	N	Live	80,678.86	80,678.86	Repayment	Repayment	2.25	80,678.86	Tracker	546.5	2.00	Y	N		Employed		44,000.00		Terraced House	1935	Freehold	0	N	1st	194,950.00	194,950.00	17-Oct-06	Physical	194,950.00	17-Oct-06	301,344.89	26.77	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
519	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	247,400.00	30-Nov-06	300	30-Nov-31	Purchase	89.96	5.25	Interest Only	Investment	Y	N	Live	249,903.07	249,903.07	Interest Only	Investment	2.25	249,903.07	Tracker	468.58	2.00	Y	N		Self-Employed		78,400.00		Semi Detached House	1890	Freehold	0	N	1st	274,950.00	275,000.00	12-Jun-06	Physical	275,000.00	12-Jun-06	401,037.64	62.31	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
520	12 months PH	B	A	A	✗	✓	✓	RISK.44 - Lending into Retirement Issue: Borrower will be 74 when loan matures. Application form does not capture customers retirement plans and therefore it is not possible to confirm if income into retirement has been fully assessed. It is noted that the account is 90698 in credit RISK.41 - Complaint (not PPI): Complaint received from customer 25th July 2016 relating to a delayed start for her payment holiday. Complaint upheld 11th August 2016 and cheque for 100.00 redress and letter sent to customer.			✓	✓		CLS	UFSS	Mortgage Express	168,750.00	1-Dec-06	180	31-Dec-21	Purchase	90.00	5.08	Interest Only	Investment	Y	N	Live	75,197.87	75,197.87	Interest Only	Investment	1.29	165,896.38	Tracker	80.84	1.04	Y	N		Employed		49,000.00		Flat or Apartment	1985	Leasehold	114	N	1st	187,500.00	187,500.00	13-Nov-06	Physical	187,500.00	13-Nov-06	217,909.59	34.51	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								6	August 2016 to January 2017	By Right	None				N					None			N						Interest only letter UCC108A sent 8th January 2014. Notes on file dated 27th February 2017 indicate telephone conversation with customer under interest only campaign	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
521	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: 2nd Charge dated 24th May 2007 registered in favour of G E Money Home Finance Ltd for 22850. No impact of loan performance either at the time or since. Account currently up to date			✓	✓	RISK.30 - BKO / IVA Post-Completion: Bankruptcy registered 28th November 2008 in name of borrower 1. There has been no detrimental effect on the conduct of the account either at the time or since. The account is currently up to date with payments being received regularly	CLS	UFSS	Mortgage Express	225,000.00	1-Dec-06	240	31-Dec-26	Remortgage	90.00	5.49	Interest Only	Investment	N	N	Live	226,100.13	226,100.13	Interest Only	Investment	2.25	226,100.13	Tracker	423.94	2.00	Y	N		Employed	Employed	78,000.00	13,000.00	Flat or Apartment	1900	Leasehold	82	N	1st	250,000.00	250,000.00	15-Nov-06	Physical	250,000.00	15-Nov-06	348,169.30	64.94	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
522	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	211,455.00	1-Dec-06	276	31-Dec-29	Purchase	89.98	5.65	Repayment	Repayment	N	N	Live	147,618.42	147,618.42	Repayment	Repayment	2.25	147,618.42	Tracker	1129.9	2.00	Y	N		Self-Employed		63,000.00		Semi Detached House	1955	Freehold	0	N	1st	234,950.00	235,000.00	23-Oct-06	Physical	235,000.00	23-Oct-06	327,279.14	45.1	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			Temp switch to Interest only	Account completed on repayment, switched to interest only1st January 2010 and then back to repayment on latest modification date 11th April 2012			N			IO to REP	11-Apr-12	None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
523	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.21 - Application Missing - Known: File build checklist confirms this is not available. MISS.25 - KYC Missing - Known: File build checklist confirms this is not available. MISS.27 - Evidence of Income missing - Known: File build checklist confirms this is not available. MISS.22 - Offer Missing - Known: File build checklist confirms this is not available. MISS.28 - CoT Missing / Request for funds - Known: File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	163,400.00	4-Dec-06	300	31-Dec-31	Purchase	95.00	5.64	Interest Only	Unknown	N	N	Live	160,970.15	160,970.15	Interest Only	Investment	1.75	163,911.35	Tracker	236.18	1.50	N	N		Employed		55,210.00		Detached House	1975	Freehold	0	N	1st	172,000.00	172,000.00	9-Oct-06	Physical	172,000.00	9-Oct-06	239,540.48	67.2	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✗	✓	✗	✗	✓	✓	✓
524	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	172,800.00	5-Dec-06	180	31-Dec-21	Remortgage	96.00	5.39	Repayment	Repayment	N	N	Live	60,940.52	60,940.52	Repayment	Repayment	2.25	60,940.52	Tracker	1187.67	2.00	Y	N		Self-Employed	Employed	40,000.00	50,940.00	Semi Detached House	1935	Freehold	0	N	1st	217,000.00	180,000.00	18-Sep-06	Physical	180,000.00	18-Sep-06	220,285.15	27.66	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
525	12 months PH	B	A	A	✗	✓	✓	RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Non-broker case and set up initially on interest only. Repayment vehicle not stipulated. Notes on file dated 19th July 2013 confirm conversation with customer who asked for a quote on part interest only and part repayment. No evidence that the account was ever converted so it is not possible to confirm if a suitable repayment vehicle exists. It is further noted that there are only 2 years to maturity.			✓	✓		CLS	UFSS	Mortgage Express	92,000.00	6-Dec-06	156	31-Dec-19	Purchase	48.42	5.15	Interest Only	Unknown	N	N	Live	66,913.69	66,913.69	Interest Only	Unknown	2.39	89,413.69	Tracker	135.08	2.14	Y	N		Employed		24,500.00		Semi Detached House	1989	Freehold	0	N	1st	190,000.00	190,000.00	24-Aug-06	Physical	190,000.00	24-Aug-06	274,044.18	24.42	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
Interest only letter UCC108A sent to customer 5th July 2013.  ICE letter sent to customer 19th July 2013.  There are case notes on file dated 19th July 2013 in which the customer requested a quote for part and part mortgage.  Further case note dated 30th November 2015 where several options are discussed with customer.
																																																																																																	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
526	12 months PH	B	A	A	✗	✓	✓	RISK.36 - Borrower whereabouts unknown: It appears from the case notes that borrower 1 does not live at the property. Case notes dated 11th May 2017 state that the annual mortgage statement was returned marked gone away for borrower 1 who was having mail sent to a correspondence address. It is therefore not clear where borrower 1 now resides. This has not had an impact on payments. Payments are being made and the account is up to date.			✓	✓		CLS	UFSS	Mortgage Express	119,850.00	8-Dec-06	300	31-Dec-31	Purchase	85.00	5.23	Interest Only	Investment	Y	N	Live	120,601.28	120,601.28	Interest Only	Investment	2.25	120,601.28	Tracker	226.13	2.00	Y	N		Employed	Employed	28,500.00	18,500.00	Terraced House	1890	Freehold	0	N	1st	141,000.00	141,000.00	8-Sep-06	Physical	141,000.00	8-Sep-06	203,369.63	59.3	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
527	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	100,825.00	8-Dec-06	300	31-Dec-31	Purchase	84.02	5.39	Interest Only	Investment	N	N	Live	103,937.69	103,937.69	Interest Only	Investment	2.25	103,937.69	Tracker	194.89	2.00	Y	N		Employed		29,500.00		Terraced House	1900	Freehold	0	N	1st	114,250.00	120,000.00	29-Aug-06	Physical	120,000.00	29-Aug-06	140,926.98	73.75	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
528	12 months PH	B	A	A	✗	✓	✓	RISK.37 - Principal Borrower no longer resides: Consent to let was originally granted 16th December 2011. File note dated 16th January 2013 states customer has now advised that the property is empty and no longer requires consent to let. It is not clear from notes what the customers intentions are for the property but a valid correspondence address is held. No notes held after January 2013. The Borrower is paying and no indications of problems.			✓	✓		CLS	UFSS	Mortgage Express	74,790.00	12-Dec-06	300	31-Dec-31	Purchase	83.10	5.24	Repayment	Repayment	N	N	Live	50,997.39	50,997.39	Repayment	Repayment	2.25	50,997.39	Tracker	343.76	2.00	Y	N		Employed		26,200.00		Flat or Apartment	2004	Feudal	0	N	1st	88,000.00	90,000.00	24-Nov-06	Physical	90,000.00	24-Nov-06	95,824.13	53.22	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
529	12 months PH	B	A	A	✗	✓	✓
RISK.37 - Principal Borrower no longer resides: There is a returned mail marker on the account dated 14th May 2008.  There is a current correspondence address held for customer.  It is not clear from the notes what the current occupancy details are.  A further note on file dated 11th July 2015 states borrower is a commercial customer with buy to let properties.

RISK.55 - Title - Other Charges: 2nd charge registered 23rd May 2007 in favour of Southern Pacific Personal Loans Ltd for 59050.  The Land Registry search refers to a second charge in favour of Mortgage Funding 2008 - 1 plc which does not appear on screen SEC07 and it is assumed that this entry relates to the Southern Pacific charge.  At the time of registration arrears began to accrue and reached a peak of 3 months in August 2007.  These were eventually cleared by bank payment in January 2008 and the account has been largely well conducted since.  The account is currently up to date
											✓	✓		CLS	UFSS	Mortgage Express	400,000.00	13-Dec-06	240	31-Dec-26	Purchase	86.96	5.49	Part & Part	Investment	N	N	Live	401,997.57	401,997.57	Interest Only	Investment	2.25	401,997.57	Tracker	753.76	2.00	Y	N		Self-Employed		545,000.00		Detached House	1996	Freehold	0	N	1st	460,000.00	460,000.00	27-Sep-06	Physical	460,000.00	27-Sep-06	527,766.51	76.17	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
530	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	137,700.00	14-Dec-06	300	31-Dec-31	Purchase	90.00	5.33	Interest Only	Investment	N	N	Live	139,093.85	139,093.85	Interest Only	Investment	2.25	139,093.85	Tracker	260.81	2.00	Y	N		Employed		47,650.00		Flat or Apartment	1900	Leasehold	92	N	1st	153,000.00	153,000.00	19-Oct-06	Physical	153,000.00	19-Oct-06	213,079.61	65.28	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
531	12 months PH	B	A	A	✗	✓	✓
RISK.55 - Title - Other Charges: 2nd charge registered 24th May 2007 in favour of G E Money Secured Loans Ltd for 18112.  This charge appears on SEC07 but does NOT appear on Land Registry search.  2nd charge registered 3rd December 2007 in favour of Swift Advances Ltd for 18097.  This charge appears on Land Registry search.  There was no initial detrimental impact on the account of either charges at the time of registration.  However, in 2011 litigation commenced when the account reached 3 payments in arrears.  In the past 3 years the worst arrears situation reached 2 months and currently the account is up to date.
											✓	✓		CLS	UFSS	Mortgage Express	80,000.00	14-Dec-06	300	31-Dec-31	Purchase	53.33	5.05	Repayment	Repayment	N	N	Live	54,992.14	54,992.14	Repayment	Repayment	2.25	54,992.14	Tracker	370.69	2.00	Y	N		Self-Employed		30,001.00		Semi Detached House	1956	Freehold	0	N	1st	150,000.00	150,000.00	17-Nov-06	Physical	150,000.00	17-Nov-06	150,222.15	36.61	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			Y	Action commenced 26th May 2011 and withdrawn 23rd June 2011 when account was brought up to date. Hearing adjourned with liberty to restore. Historic arrears. Account currently up to date						✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
532	12 months PH	B	A	A	✗	✓	✓	RISK.37 - Principal Borrower no longer resides: Correspondence address was amended in 2011 but no notes as to why. No further details since. Payments are being made and the account is up to date with no arrears.			✓	✓		CLS	UFSS	Mortgage Express	270,000.00	15-Dec-06	240	31-Dec-26	Remortgage	90.00	5.33	Interest Only	Investment	N	N	Live	272,859.13	272,859.13	Interest Only	Investment	2.25	272,859.13	Tracker	511.62	2.00	Y	N		Self-Employed		80,000.04		Flat or Apartment	2005	Leasehold	125	N	1st	300,000.00	300,000.00	24-Nov-06	Physical	300,000.00	24-Nov-06	417,803.16	65.31	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
533	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	189,000.00	15-Dec-06	300	31-Dec-31	Purchase	90.00	5.33	Repayment	Repayment	Y	N	Live	125,885.33	125,885.33	Repayment	Repayment	2.25	127,637.07	Tracker	848.57	2.00	Y	N		Self-Employed		63,400.00		Flat or Apartment	1900	Leasehold	996	N	1st	210,000.00	210,000.00	25-Oct-06	Physical	210,000.00	25-Oct-06	324,608.50	38.78	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
534	12 months PH	A	B	A	✓	✗	✓
PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Card payment of 400.00 made 22nd July 2016 versus contractual payment of 968.09. This left the account 3,039.07 in arrears. The account has been up to 3 months in arrears over the past 36 months and the reason given by the field agents report dated 11th May 2016 is that the customer has been out of work.  He is now back at work and card payments of 1,000.00 in August 2016, 2,000.00 made in September 2016 and 2,910.80 in October 2016 cleared the arrears. Account now currently up to date and payments being received by direct debit.
											✗	✓	INFO.04 - Reperforming case servicing notes: Account went 3 months in arrears in July 2016. Fees of 40.00 were charged monthly through to 14th September 2016, until the account was brought back to less than 2 months in arrears. All charges applied to the account appear to be in line with lenders policy. All collections activity appropriate and within policy.	CLS	UFSS	Mortgage Express	177,300.00	15-Dec-06	300	31-Dec-31	Purchase	90.00	5.49	Interest Only	Investment	Y	N	Live	139,929.92	139,929.92	Repayment	Repayment	2.39	139,929.92	Tracker	952.36	2.14	Y	N		Employed		49,250.00		Terraced House	1982	Freehold	0	N	1st	197,000.00	197,000.00	11-Oct-06	Physical	197,000.00	11-Oct-06	274,357.41	51	0.00	0	Direct Debit	Paying	No Current Arrears	Unemployed	No ATP	No Active ATP	No ATP					11-May-16		Field agent states reason for arrears is customer has been out of work. He has now started a new job and feels he can now clear the arrears in August 2016	0			None				N		10-Sep-08	IO to REP	16-Aug-11	Switch to Repayment	16-Aug-11	Account was switched to repayment at the request of the borrower	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
535	12 months PH	B	A	A	✗	✓	✓	RISK.36 - Borrower whereabouts unknown: There is a returned mail indicator on the account dated 18th May 2012 when mail was returned marked gone away. There is no correspondence address other than the security so it is not known if the whereabouts of customer is known. No notes on file to indicate any attempts to trace the customer but no further items of mail appear to have been returned			✓	✗	MISS.25 - KYC Missing - Known: File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	166,000.00	18-Dec-06	168	31-Dec-20	Purchase	88.30	5.69	Interest Only	Investment	Y	N	Live	168,071.60	168,071.60	Interest Only	Investment	2.25	168,071.60	Tracker	315.14	2.00	Y	N		Employed		55,000.00		Terraced House	1955	Freehold	0	N	1st	188,000.00	188,000.00	18-Sep-06	Physical	188,000.00	18-Sep-06	271,159.51	61.98	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
Interest only letters 1,2 and 3 sent 25th June 2013, 2nd August 2013 and 3rd September 2013 respectively.  No notes on file to indicate any other contact.  It is noted that there is a returned mail indicator on the account dated 18th May 2012 and no correspondence address other than security
																																																																																																	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓
536	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	243,000.00	18-Dec-06	288	31-Dec-30	Purchase	85.26	6.75	Interest Only	Investment	N	N	Live	243,743.11	243,743.11	Interest Only	Investment	2.25	243,743.11	Tracker	457.03	2.00	Y	N		Self-Employed		75,000.00		Flat or Apartment	1999	Leasehold	143	N	1st	270,000.00	285,000.00	13-Oct-06	Physical	285,000.00	13-Oct-06	440,540.11	55.33	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
537	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	279,000.00	18-Dec-06	300	31-Dec-31	Purchase	90.00	5.49	Interest Only	Investment	N	N	Live	267,185.61	267,185.61	Interest Only	Investment	2.25	280,085.61	Tracker	502.68	2.00	Y	N		Self-Employed		78,500.04		Semi Detached House	2006	Freehold	0	N	1st	310,000.00	310,000.00	21-Nov-06	Physical	310,000.00	21-Nov-06	360,277.18	74.16	0.00	0	Direct Debit	Paying	No Current Arrears	Potential Fraud	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
538	12 months PH	B	A	A	✗	✓	✓	RISK.44 - Lending into Retirement Issue: Borrower will be 74 upon loan maturity. There are no notes on application to state the customers retirement plans so it is not possible to establish if income into retirement has been fully assessed. It is noted that the borrower has her own property management business so it would be feasible for her to continue past normal state retirement age if she chose to do so. All payments for the last 12 months made.			✓	✓		CLS	UFSS	Mortgage Express	247,500.00	20-Dec-06	192	31-Dec-22	Remortgage	90.00	5.33	Interest Only	Investment	N	N	Live	249,982.18	249,982.18	Interest Only	Investment	2.25	249,982.18	Tracker	468.72	2.00	Y	N		Self-Employed		85,000.00		Detached House	1985	Freehold	0	N	1st	275,000.00	275,000.00	23-Nov-06	Physical	275,000.00	23-Nov-06	382,986.23	65.27	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N						Interest only letters 1 and 2 and sent 31st December 2013 and 31st January 2014 respectively. Interest only campaign forms sent 13th February 2014	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
539	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	80,000.00	20-Dec-06	300	31-Dec-31	Purchase	88.89	5.33	Repayment	Repayment	Y	N	Live	53,926.98	53,926.98	Repayment	Repayment	2.25	53,926.98	Tracker	363.51	2.00	Y	N		Self-Employed	Unknown	36,850.00	0.00	Semi Detached House	2001	Leasehold	994	N	1st	90,000.00	90,000.00	7-Nov-06	Physical	90,000.00	7-Nov-06	94,872.81	56.84	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
540	12 months PH	B	A	A	✗	✓	✓
RISK.37 - Principal Borrower no longer resides: Borrower changed his correspondence address in 2010 but no reason was given. In 2013 he was late with a payment and advised that his tenants were late in paying him. He does have other BTL properties with the lender so the indications are that this is an unauthorised let as there are no notes agreeing to a consent to let. No further action has been taken and borrower is paying and the account is up to date.

RISK.66 - Unauthorised Tenancy: Borrower changed his correspondence address in 2010 but no reason was given. In 2013 he was late with a payment and advised that his tenants were late in paying him. He does have other BTL properties with the lender so the indications are that this is an unauthorised let as there are no notes agreeing to a consent to let. No further action has been taken and borrower is paying and the account is up to date.
											✓	✓		CLS	UFSS	Mortgage Express	152,000.00	20-Dec-06	300	31-Dec-31	Purchase	89.94	5.69	Interest Only	Endowment	N	N	Live	152,597.86	152,597.86	Interest Only	Endowment	2.25	152,597.86	Tracker	286.13	2.00	Y	N		Self-Employed		65,000.00		Flat or Apartment	0	Leasehold	999	N	1st	169,000.00	169,000.00	13-May-06	Physical	169,000.00	13-May-06	246,455.86	61.92	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
541	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	197,625.00	21-Dec-06	300	31-Dec-31	Purchase	85.18	5.39	Repayment	Repayment	N	N	Live	133,066.21	133,066.21	Repayment	Repayment	2.25	133,066.21	Tracker	896.97	2.00	Y	N		Self-Employed		49,800.00		Terraced House	0	Freehold	0	N	1st	232,500.00	232,000.00	1-Nov-06	Physical	232,000.00	1-Nov-06	358,615.11	37.11	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
542	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	120,000.00	22-Jan-07	300	31-Jan-32	Purchase	80.00	1.31	Repayment	Repayment	N	N	Live	80,457.66	80,457.66	Repayment	Repayment	2.25	80,457.66	Tracker	539.73	2.00	Y	N		Self-Employed	Employed	27,500.00	21,000.00	Terraced House	0	Freehold	0	N	1st	150,000.00	150,000.00	16-Jun-06	Physical	150,000.00	16-Jun-06	163,140.63	49.32	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
543	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	150,300.00	4-Jan-07	300	31-Jan-32	Purchase	90.00	5.39	Interest Only	Investment	N	N	Live	116,907.36	116,907.36	Interest Only	Investment	2.25	149,824.86	Tracker	221.28	2.00	Y	N		Self-Employed		42,000.00		Terraced House	0	Freehold	0	N	1st	167,000.00	167,000.00	20-Oct-06	Physical	167,000.00	20-Oct-06	232,577.09	50.27	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
544	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	211,500.00	5-Jan-07	300	31-Jan-32	Purchase	84.60	5.39	Repayment	Repayment	N	N	Live	140,799.95	140,799.95	Repayment	Repayment	2.25	140,799.95	Tracker	944.87	2.00	Y	N		Employed	Unknown	57,800.00	0.00	Semi Detached House	0	Freehold	0	N	1st	250,000.00	250,000.00	19-Oct-06	Physical	250,000.00	19-Oct-06	348,169.30	40.44	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
545	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct Debit for November 2016 returned unpaid due to insufficient funds in bank account. The direct debit was paid in December 2016 on first representation made. No reason was given. Direct Debit for April 2017 was returned unpaid due to insufficient funds in bank account. The borrowers advised that it was due to being on holiday. The payment was brought up to date immediately by debit card within the month. No issues since.		✓	✓		CLS	UFSS	Mortgage Express	146,700.00	5-Jan-07	276	31-Jan-30	Purchase	90.00	5.49	Interest Only	Investment	N	N	Live	148,714.65	148,714.65	Interest Only	Investment	2.25	148,714.65	Tracker	278.83	2.00	Y	N		Self-Employed	Employed	40,500.00	9,000.00	Semi Detached House	0	Freehold	0	N	1st	166,000.00	163,000.00	1-Dec-06	Physical	163,000.00	1-Dec-06	188,399.11	78.94	0.00	0	Direct Debit	Paying	No Current Arrears	Financial Mismanagement	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
546	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	180,000.00	8-Jan-07	420	31-Jan-42	Purchase	90.00	5.49	Interest Only	Investment	N	N	Live	180,992.04	180,992.04	Interest Only	Investment	2.25	180,992.04	Tracker	339.37	2.00	Y	N		Employed	Employed	35,500.00	23,500.00	Semi Detached House	0	Freehold	0	N	1st	200,000.00	200,000.00	2-Nov-06	Physical	200,000.00	2-Nov-06	232,436.89	77.87	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
547	12 months PH	B	A	A	✗	✓	✓	RISK.44 - Lending into Retirement Issue: There is no evidence that the borrower was fully assessed as to their ability to afford the payments into retirement at the time of the application. The borrower will be aged 75 at maturity and was a self employed property developer at the time of the application so it would have been feasible to continue with this occupation into retirement. The account is Repayment and well conducted with no history of arrears.			✓	✓		CLS	UFSS	Mortgage Express	105,000.00	12-Jan-07	216	31-Jan-25	Purchase	25.78	4.84	Repayment	Repayment	N	N	Live	51,263.24	51,263.24	Repayment	Repayment	2.25	51,263.24	Tracker	613.28	2.00	Y	N		Self-Employed		35,000.00		Terraced House	0	Freehold	0	N	1st	407,250.00	407,250.00	16-Oct-06	Physical	407,250.00	16-Oct-06	629,508.63	8.14	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
548	12 months PH	B	A	A	✗	✓	✓	RISK.32 - DWP payments: DWP payments started in 2012 and borrower was previously overpaying. DWP are currently paying 480.00 and borrower is paying 50.00. Latest DWP MI12R completed 9th June 2017. In March borrower advised that he has just started a business a which may change the amount of DWP payments received. Account is currently 9,639.06 in credit.			✓	✓		CLS	UFSS	Mortgage Express	250,000.00	12-Jan-07	300	31-Jan-32	Purchase	87.72	5.49	Interest Only	Investment	Y	N	Live	240,702.17	240,702.17	Interest Only	Investment	2.25	250,341.23	Tracker	450.87	2.00	Y	N		Self-Employed		75,000.00		Semi Detached House	0	Freehold	0	N	1st	285,000.00	285,000.00	17-Nov-06	Physical	285,000.00	17-Nov-06	396,913.00	60.64	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
549	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	171,000.00	12-Jan-07	420	31-Jan-42	Purchase	90.00	5.65	Interest Only	Endowment	N	N	Live	171,752.71	171,752.71	Interest Only	Endowment	2.25	171,752.71	Tracker	322.04	2.00	Y	N		Employed		50,000.00		Semi Detached House	0	Freehold	0	N	1st	190,000.00	190,000.00	25-Oct-06	Physical	190,000.00	25-Oct-06	264,608.67	64.91	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
550	12 months PH	B	A	A	✗	✓	✓	RISK.35 - Authorised Let: Consent to Let was granted in 2015 and has been renewed for a further 12 months from 4th August 2016. Borrower 2 has been working abroad. Borrowers will consider moving back into property when Borrower 2 returns. We have details of the correspondence address. Account is up to date with agreed overpayments being made. No issues recorded.			✓	✓		CLS	UFSS	Mortgage Express	178,500.00	17-Jan-07	240	31-Jan-27	Remortgage	81.14	5.50	Interest Only	Endowment	N	N	Live	177,296.32	177,296.32	Interest Only	Endowment	2.25	179,602.45	Tracker	332.66	2.00	Y	N		Self-Employed	Self-Employed	35,000.00	35,000.00	Maisonette	0	Leasehold	999	N	1st	220,000.00	220,000.00	6-Nov-06	Physical	220,000.00	6-Nov-06	340,066.05	52.14	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
551	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	117,000.00	18-Jan-07	300	31-Jan-32	Purchase	90.00	6.19	Interest Only	Investment	N	N	Live	79,608.43	79,608.43	Repayment	Repayment	1.44	81,131.88	Tracker	506.51	1.19	Y	N		Self-Employed		40,000.00		Terraced House	0	Freehold	0	N	1st	130,000.00	130,000.00	15-Nov-06	Physical	130,000.00	15-Nov-06	151,083.98	52.69	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			IO to REP	24-Feb-09	Switch to Repayment	24-Feb-09		N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
552	12 months PH	B	A	A	✗	✓	✓
RISK.05 - Switched to IO - no repayment vehicle: The account was switched to Part repayment and Part Interest only in May 2013. 38,346.05 was on interest only and 38,000 endowment. There is no evidence of a repayment vehicle for the interest only part and no response to the Interest Only campaign with the latest communication by telephone in March 2017. No overpayments are currently being made.

RISK.38 - Joint Borrower no longer resides: The Borrowers separated in 2007 and requested an application for a transfer of equity into the sole name of Borrower 1. There has been no further update to this but all communication since has been with Borrower 1. Borrower 1 did advise in 2012 that he has no further contact with Borrower 2.
											✓	✓		CLS	UFSS	Mortgage Express	77,000.00	18-Jan-07	300	31-Jan-32	Purchase	100.00	5.89	Repayment	Repayment	N	N	Live	69,484.26	69,484.26	Part & Part	Unknown	2	69,484.26	Tracker	270.89	1.75	N	N		Employed	Employed	23,700.00	19,700.00	Terraced House	0	Freehold	0	N	1st	77,000.00	77,000.00	22-Nov-06	Physical	77,000.00	22-Nov-06	81,168.96	85.6	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			IO to PAP	21-May-13	Multiple (Specify)	21-May-13	Account switched form Repayment to Interest only on 9th November 2007 due to the borrowers separating. The account was then switched to Part and Part in May 2013.	N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
553	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Notice of home rights registered in favour of Warren Cliff Sanders on 16th September 2016.			✓	✓		CLS	UFSS	Mortgage Express	160,000.00	26-Jan-07	300	31-Jan-32	Purchase	88.89	5.39	Repayment	Repayment	N	N	Live	109,298.12	109,298.12	Repayment	Repayment	2.25	109,298.12	Tracker	733.19	2.00	Y	N		Self-Employed		34,500.00		Terraced House	0	Freehold	0	N	1st	199,995.00	180,000.00	22-Dec-06	Physical	180,000.00	22-Dec-06	208,048.10	52.54	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					Transfer of Equity	3-Jan-08	The mortgage was transferred into the sole name of Borrower following separation in 2007. This had no affect on the payments.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
554	12 months PH	B	A	A	✗	✓	✓
RISK.38 - Joint Borrower no longer resides: During a Field Agent visit in 2014 they were advised that the Borrowers separated in 2014 and Borrower 1 left the property. Borrower 2 is now paying the mortgage payments and in 2014 were advised that her son and sister in law live in the property with her. There are no up to date contact details for borrower 1 but the lender has been advised that she does have details if required.

RISK.32 - DWP payments: DWP payments started in 2014 when Borrowers separated and Borrower 1 left the property. Borrower 2 could not work as she looked after her daughter. The balance of the payments were made by borrower 2. The payments stopped in August 2016 and full payments now paid by borrower. No issues since.

RISK.63 - Other Occupants: The lender was advised in 2014 that following the borrowers separation from Borrower 1, Borrower 2s son and sister in law were living in the property and help contribute to household expenses. Mortgage payments are up to date.
											✓	✓		CLS	UFSS	Mortgage Express	157,500.00	26-Jan-07	300	31-Jan-32	Remortgage	90.00	5.49	Repayment	Repayment	N	N	Live	106,524.45	106,524.45	Repayment	Repayment	2.25	106,524.45	Tracker	714.6	2.00	Y	N		Employed	Employed	35,000.00	22,000.00	Terraced House	0	Freehold	0	N	1st	175,000.00	175,000.00	10-Nov-06	Physical	175,000.00	10-Nov-06	202,268.98	52.66	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			Y	Solicitors instructed 29th December 2009 and cancelled 18th February 2010 when the hearing was adjourned with liberty to restore. No action since.						✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
555	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	145,350.00	30-Jan-07	300	31-Jan-32	Purchase	90.00	5.33	Interest Only	Investment	N	N	Live	112,266.72	112,266.72	Interest Only	Investment	2.25	130,410.94	Tracker	216.27	2.00	Y	N		Employed		45,500.00		Flat or Apartment	0	Leasehold	999	N	1st	161,500.00	161,500.00	5-Dec-06	Physical	161,500.00	5-Dec-06	186,665.38	60.14	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
556	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debits for November 2016 and December 2016 were returned but paid on representation. No reason given and no issues since.		✓	✓		CLS	UFSS	Mortgage Express	80,000.00	30-Jan-07	300	31-Jan-32	Purchase	60.84	5.05	Repayment	Repayment	N	N	Live	54,312.36	54,312.36	Repayment	Repayment	2.25	54,312.36	Tracker	364.34	2.00	Y	N		Self-Employed		35,000.04		Flat or Apartment	0	Leasehold	999	N	1st	131,500.00	131,500.00	21-Nov-06	Physical	131,500.00	21-Nov-06	183,137.05	29.66	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
557	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	250,000.00	31-Jan-07	240	31-Jan-27	Purchase	87.72	5.49	Repayment	Repayment	N	N	Live	130,162.01	130,162.01	Repayment	Repayment	2.25	130,162.01	Tracker	1259.3	2.00	Y	N		Self-Employed		73,000.00		Detached House	0	Freehold	0	N	1st	285,000.00	285,000.00	15-Dec-06	Physical	285,000.00	15-Dec-06	396,913.00	32.79	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
558	12 months PH	B	A	A	✗	✓	✓	RISK.36 - Borrower whereabouts unknown: Correspondence from 2015 and 2017 has been returned to sender marked gone away. The borrowers correspondence address on the system is the borrowers previous address and has never been amended from inception of the account. The title search shows the borrowers address as Crown House The Village Ewhurst Cranleigh Surrey GU6 7PG. This is not noted on the lenders records. There is no evidence of the lender trying to trace the borrower but the account is up to date and has never had any arrears.			✓	✓		CLS	UFSS	Mortgage Express	204,000.00	31-Jan-07	300	31-Jan-32	Remortgage	85.00	5.24	Interest Only	Investment	N	N	Live	206,056.04	206,056.04	Interest Only	Investment	2.25	206,056.04	Tracker	386.36	2.00	Y	N		Self-Employed		80,000.00		Bungalow	0	Freehold	0	N	1st	285,000.00	240,000.00	14-Jun-06	Physical	240,000.00	14-Jun-06	349,996.48	58.87	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
559	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	162,000.00	31-Jan-07	240	31-Jan-27	Purchase	90.00	5.65	Interest Only	Investment	N	N	Live	163,018.90	163,018.90	Interest Only	Investment	2.25	163,018.90	Tracker	305.67	2.00	Y	N		Employed		60,000.00		Flat or Apartment	0	Feudal	0	N	1st	180,000.00	180,000.00	20-Nov-06	Physical	180,000.00	20-Nov-06	191,648.25	85.06	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
560	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	224,999.00	1-Feb-07	300	29-Feb-32	Purchase	90.00	5.44	Interest Only	Investment	N	N	Live	225,688.30	225,688.30	Interest Only	Investment	2.25	225,688.30	Tracker	423.17	2.00	Y	N		Employed		58,059.00		Terraced House	0	Freehold	0	N	1st	249,999.00	249,999.00	4-Jan-07	Physical	249,999.00	4-Jan-07	342,021.40	65.99	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
561	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	150,450.00	1-Feb-07	300	29-Feb-32	Purchase	85.00	5.24	Repayment	Repayment	N	N	Live	101,837.80	101,837.80	Repayment	Repayment	2.25	101,837.80	Tracker	679.87	2.00	Y	N		Employed		44,433.00		Terraced House	0	Freehold	0	N	1st	177,000.00	177,000.00	16-Nov-06	Physical	177,000.00	16-Nov-06	246,503.86	41.31	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
562	12 months PH	B	A	A	✗	✓	✓	RISK.37 - Principal Borrower no longer resides: Borrower advised of new correspondence address in 2014. No further details. Account is performing and no issues noted.			✓	✓		CLS	UFSS	Mortgage Express	121,500.00	2-Feb-07	300	29-Feb-32	Purchase	90.00	5.39	Interest Only	Investment	N	N	Live	122,774.87	122,774.87	Interest Only	Investment	2.25	122,774.87	Tracker	230.21	2.00	Y	N		Employed		48,000.00		Terraced House	0	Freehold	0	N	1st	135,000.00	135,000.00	10-Oct-06	Physical	135,000.00	10-Oct-06	156,894.90	78.25	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
563	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	196,000.00	9-Feb-07	300	29-Feb-32	Remortgage	67.59	5.35	Interest Only	Unknown	N	N	Live	196,901.26	196,901.26	Interest Only	Investment	2.25	196,901.26	Tracker	369.2	2.00	Y	N		Self-Employed	Employed	74,286.00	27,865.00	Bungalow	0	Freehold	0	N	1st	290,000.00	290,000.00	25-Jan-07	Physical	290,000.00	25-Jan-07	396,746.41	49.63	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
564	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	148,500.00	14-Feb-07	300	29-Feb-32	Purchase	90.00	5.14	Interest Only	Investment	N	N	Live	150,871.32	150,871.32	Interest Only	Investment	2.25	150,871.32	Tracker	282.89	2.00	Y	N		Employed		42,000.00		Semi Detached House	0	Freehold	0	N	1st	165,000.00	165,000.00	27-Dec-06	Physical	165,000.00	27-Dec-06	190,710.76	79.11	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
565	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Charge registered in favour of Paragon Personal Finance Limited dated 18th December 2007 for 26295.			✓	✓		CLS	UFSS	Mortgage Express	179,995.00	15-Feb-07	300	29-Feb-32	Purchase	90.00	5.49	Interest Only	Investment	N	N	Live	181,129.21	181,129.21	Interest Only	Investment	2.25	181,129.21	Tracker	339.62	2.00	Y	N		Employed	Employed	32,100.00	27,800.00	Semi Detached House	0	Freehold	0	N	1st	199,995.00	200,000.00	29-Nov-06	Physical	200,000.00	29-Nov-06	278,535.44	65.03	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
566	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	135,000.00	15-Feb-07	300	29-Feb-32	Purchase	90.00	5.14	Interest Only	Investment	N	N	Live	137,067.66	137,067.66	Interest Only	Investment	2.25	137,067.66	Tracker	257.01	2.00	Y	N		Self-Employed		30,000.00		Semi Detached House	0	Leasehold	999	N	1st	150,000.00	150,000.00	16-Jan-07	Physical	150,000.00	16-Jan-07	165,443.26	82.85	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					Transfer of Equity	27-May-08	Mortgage transferred into the sole name of Borrower 1 on 27th May 2008. There have been no payment issues since.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
567	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: The borrowers pay by debit card. July 2016 payment was missed and brought up to date in September 2016. The reason for the missed payment was mismanagement of finances due to reduced income with borrower 2 being off sick at the time. January 2017 was paid in February 2017. The reason being borrowers forgot as Borrower 2 went into labour. The payments have been made on time since and no further cause for concern.		✓	✓		CLS	UFSS	Mortgage Express	116,100.00	16-Feb-07	300	29-Feb-32	Purchase	90.00	5.14	Repayment	Repayment	N	N	Live	81,912.18	81,912.18	Repayment	Repayment	2.99	81,912.18	Tracker	575.46	2.74	Y	N		Self-Employed	Employed	36,400.00	13,000.00	Terraced House	0	Freehold	0	N	1st	129,000.00	129,000.00	13-Dec-06	Physical	129,000.00	13-Dec-06	129,191.05	63.4	0.00	0	Card Payment	Paying	No Current Arrears	Financial Mismanagement	No ATP	No Active ATP	No ATP								0			None				N		1-Feb-09		1-Feb-09	Rate Switch	1-Feb-09	New fixed rate offered for 24 months in 2009	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
568	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	181,000.00	16-Feb-07	300	29-Feb-32	Remortgage	75.42	5.35	Interest Only	Investment	N	N	Live	182,075.77	182,075.77	Interest Only	Investment	2.25	182,075.77	Tracker	341.4	2.00	Y	N		Self-Employed		54,500.00		Detached House	0	Freehold	0	N	1st	240,000.00	240,000.00	11-Jan-07	Physical	240,000.00	11-Jan-07	328,341.86	55.45	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
569	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	285,000.00	6-Mar-07	180	31-Mar-22	Remortgage	81.43	5.44	Interest Only	Investment	N	N	Live	285,623.32	285,623.32	Interest Only	Investment	2.25	285,623.32	Tracker	535.55	2.00	Y	N		Employed	Unknown	77,000.00	0.00	Semi Detached House	0	Freehold	0	N	1st	350,000.00	350,000.00	11-Jan-07	Physical	350,000.00	11-Jan-07	478,831.88	59.65	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
3 letters have been sent 31st May 2013, 5th July 2013 and 31st March 2017 warning that less than 5 years left. On 19th July 2013 the borrower was considering switching to repayment but there has been no action since. The first telephone IO campaign since was 2nd May 2017 with message left on 12th May 2017. No follow ups since.
																																																																																																	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
570	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	189,000.00	20-Feb-07	336	28-Feb-35	Remortgage	90.00	6.44	Interest Only	Endowment	N	N	Live	188,687.96	188,687.96	Interest Only	Endowment	1.44	188,687.96	Tracker	226.69	1.19	Y	N		Self-Employed	Employed	62,000.00	15,000.00	Terraced House	0	Freehold	0	N	1st	210,000.00	210,000.00	13-Oct-06	Physical	210,000.00	13-Oct-06	292,462.21	64.52	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
571	12 months PH	B	A	A	✗	✓	✓	RISK.37 - Principal Borrower no longer resides: In August 2015 the correspondence address was changed but no reason given. Account is performing and is up to date.			✓	✓		CLS	UFSS	Mortgage Express	220,500.00	20-Feb-07	300	29-Feb-32	Purchase	90.00	5.52	Interest Only	Investment	N	N	Live	221,546.60	221,546.60	Interest Only	Investment	2.25	221,546.60	Tracker	415.41	2.00	Y	N		Employed		53,800.00		Terraced House	1990	Freehold	0	N	1st	245,500.00	245,000.00	25-Jan-07	Physical	245,000.00	25-Jan-07	335,182.31	66.1	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
572	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	44,000.00	20-Feb-07	240	2-Feb-21	Purchase	20.56	5.00	Repayment	Repayment	N	N	Live	7,364.39	7,364.39	Repayment	Repayment	2.25	7,364.39	Tracker	178.42	2.00	Y	N		Employed		24,023.00		Semi Detached House	0	Freehold	0	N	1st	214,000.00	214,000.00	8-Jan-07	Physical	214,000.00	8-Jan-07	225,897.07	3.26	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
573	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	94,500.00	21-Feb-07	300	29-Feb-32	Purchase	90.00	5.19	Interest Only	Investment	N	N	Live	64,526.48	64,526.48	Repayment	Repayment	2.25	64,526.48	Tracker	430.78	2.00	Y	N		Employed		31,000.00		Terraced House	0	Freehold	0	N	1st	108,000.00	105,000.00	4-Jan-07	Physical	105,000.00	4-Jan-07	99,512.51	64.84	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
574	12 months PH	B	A	A	✗	✓	✓	RISK.44 - Lending into Retirement Issue: Borrower will be 71 at maturity. He was a self employed property developer at origination and this would be acceptable in view of occupation. RISK.55 - Title - Other Charges: Interim Charging Order registered in favour of SIG Trading Limited dated 13th August 2014. This is on the lenders system and not the Land Registry search.			✓	✓		CLS	UFSS	Mortgage Express	183,000.00	23-Feb-07	300	29-Feb-32	Purchase	89.71	6.44	Interest Only	Investment	N	N	Live	164,395.69	164,395.69	Interest Only	Investment	1.44	183,313.89	Tracker	198.71	1.19	Y	N		Self-Employed	Employed	60,000.00	15,000.00	Semi Detached House	0	Freehold	0	N	1st	204,000.00	204,000.00	13-Oct-06	Physical	204,000.00	13-Oct-06	284,106.15	57.86	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
575	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: February 2017 and March 2017 payments missed but overpayment made in April 2017. Borrower is overpaying and no arrears recorded. Account is 1457.80 in credit.		✓	✓		CLS	UFSS	Mortgage Express	130,500.00	26-Feb-07	288	28-Feb-31	Remortgage	90.00	5.44	Interest Only	Investment	N	N	Live	129,528.41	129,528.41	Interest Only	Investment	2.25	129,528.41	Tracker	244.13	2.00	Y	N		Self-Employed		45,000.00		Semi Detached House	0	Freehold	0	N	1st	150,000.00	145,000.00	13-Feb-07	Physical	145,000.00	13-Feb-07	153,061.10	84.63	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
576	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	112,500.00	26-Feb-07	300	29-Feb-32	Purchase	90.00	5.33	Repayment	Repayment	N	N	Live	60,264.48	60,264.48	Repayment	Repayment	2.25	60,264.48	Tracker	402.33	2.00	Y	N		Self-Employed		33,500.00		Terraced House	0	Freehold	0	N	1st	125,000.00	125,000.00	28-Nov-06	Physical	125,000.00	28-Nov-06	139,580.97	43.18	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
577	12 months PH	B	A	A	✗	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: Switched to interest only the month after completion. No defined repayment vehicle. Change at customers request. RISK.32 - DWP payments: DWP payments have been made in full for the past 3 years. There is no evidence to confirm they are likely to stop. Account is currently 18684.30 in credit.			✓	✓		CLS	UFSS	Mortgage Express	180,000.00	9-Mar-07	300	31-Mar-32	Purchase	90.00	5.14	Repayment	Repayment	N	N	Live	162,871.54	162,871.54	Interest Only	Investment	2.25	162,871.54	Tracker	305.88	2.00	Y	N		Self-Employed	Unknown	47,000.00	0.00	Detached House	0	Freehold	0	N	1st	200,000.00	200,000.00	6-Dec-06	Physical	200,000.00	6-Dec-06	210,828.46	77.25	0.00	0	Other Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	1-May-07	Switch to Interest Only	1-May-07	Switched to interest only the month after completion. No defined repayment vehicle. Change at customers request.	N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
578	12 months PH	B	A	A	✗	✓	✓	RISK.35 - Authorised Let: Consent to let renewed 8th February 2017. Account performing.			✓	✓		CLS	UFSS	Mortgage Express	64,000.00	1-Mar-07	360	31-Mar-37	Purchase	106.67	5.99	Repayment	Repayment	N	N	Live	49,286.88	49,286.88	Repayment	Repayment	2.25	49,536.88	Tracker	258.16	2.00	N	N		Employed		23,007.00		Flat or Apartment	0	Feudal	0	N	1st	60,000.00	60,000.00	14-Feb-07	Physical	60,000.00	14-Feb-07	60,486.76	81.48	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
579	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	99,000.00	2-Mar-07	420	31-Mar-42	Purchase	90.00	5.14	Interest Only	Endowment	N	N	Live	99,682.99	99,682.99	Interest Only	Investment	2.99	100,578.59	Tracker	248.38	2.74	Y	N		Employed	Employed	27,000.00	25,200.00	Semi Detached House	0	Freehold	0	N	1st	110,000.00	110,000.00	15-Jan-07	Physical	110,000.00	15-Jan-07	104,251.20	95.62	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Mar-09			Rate Switch	1-Mar-09	Switch to 4.29 fixed for 2 years.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
580	12 months PH	A	B	A	✗	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debits for October 2016 and April 2017 recalled but payments made in same month by card payment. No reason given. There is a history of missed direct debits but payments are brought up to date. Account is in credit.		✓	✓	RISK.30 - BKO / IVA Post-Completion: Borrower was declared Bankrupt on 28th June 2011. There is no note of a discharge date on file. The account is currently performing and is in credit.	CLS	UFSS	Mortgage Express	112,500.00	6-Mar-07	180	31-Mar-22	Remortgage	90.00	5.69	Interest Only	Investment	N	N	Live	113,249.58	113,249.58	Interest Only	Investment	2.25	113,249.58	Tracker	212.33	2.00	Y	N		Self-Employed		36,810.00		Maisonette	1969	Leasehold	999	N	1st	125,000.00	125,000.00	11-Jan-07	Physical	115,000.00	28-Nov-07	117,451.29	96.42	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N						Letters sent 6th December 2013, 10th January 2014, 11th February 2014, 7th November 2014 and 31st March 2017, Telephone campaign calls made 12th May 2017.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
581	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	96,300.00	6-Mar-07	300	31-Mar-32	Remortgage	90.00	5.33	Interest Only	Endowment	N	N	Live	97,220.29	97,220.29	Interest Only	Endowment	2.99	97,220.29	Tracker	242.25	2.74	Y	N		Employed		36,000.00		Flat or Apartment	0	Feudal	0	N	1st	107,000.00	107,000.00	15-Feb-07	Physical	107,000.00	15-Feb-07	107,868.06	90.13	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Jan-09			Rate Switch	1-Jan-09	Switched to 4.29 per cent for 2 years.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
582	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	93,000.00	6-Mar-07	300	31-Mar-32	Purchase	100.00	5.59	Repayment	Repayment	Y	N	Live	63,257.36	63,257.36	Repayment	Repayment	2.25	63,257.36	Tracker	420.29	2.00	N	N	15-Aug-17	Employed	Employed	25,116.00	180,360.00	Terraced House	1948	Freehold	0	N	1st	93,000.00	93,000.00	20-Jan-07	Physical	93,000.00	20-Jan-07	98,170.22	64.44	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
583	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	157,455.00	7-Mar-07	300	31-Mar-32	Remortgage	90.00	5.52	Interest Only	Investment	Y	N	Live	158,870.33	158,870.33	Interest Only	Investment	2.25	158,870.33	Tracker	297.89	2.00	Y	N		Self-Employed		48,674.00		Flat or Apartment	1900	Leasehold	122	N	1st	174,950.00	174,950.00	8-Jan-07	Physical	174,950.00	8-Jan-07	184,676.14	86.03	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
584	12 months PH	B	A	A	✗	✓	✓	RISK.63 - Other Occupants: Whilst borrower declared as single at date of application, an enquiry was made 5th October 2016 to add spouse to mortgage. Borrower advised of process, but no further action taken. Potential occupancy rights issue.			✓	✓		CLS	UFSS	Mortgage Express	279,000.00	8-Mar-07	360	31-Mar-37	Purchase	90.00	5.94	Interest Only	Investment	N	N	Live	192,285.03	192,285.03	Repayment	Repayment	1.44	192,285.03	Tracker	932.64	1.19	Y	N		Employed		77,500.00		Semi Detached House	1935	Freehold	0	N	1st	310,000.00	310,000.00	21-Sep-06	Physical	310,000.00	21-Sep-06	447,124.72	43	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			IO to REP	9-Apr-08	Switch to Repayment	9-Apr-08	Loan switch to repayment at request of customer 8th April 2008.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
585	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	89,250.00	8-Mar-07	300	31-Mar-32	Remortgage	85.00	4.99	Interest Only	Investment	N	N	Live	90,619.88	90,619.88	Interest Only	Investment	2.25	90,619.88	Tracker	169.91	2.00	Y	N		Employed		34,600.00		Terraced House	1905	Freehold	0	N	1st	105,000.00	105,000.00	19-Jan-07	Physical	105,000.00	19-Jan-07	110,837.35	81.76	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
586	12 months PH	B	B	A	✗	✗	✓
RISK.05 - Switched to IO - no repayment vehicle: Loan was switched to interest only on 31st Mar 2009. At the time the repayment vehicle was unknown. Servicer system shows the repayment vehicle as interest only with no defined repayment vehicle. There is no evidence of any recent interest only campaign or other attempt to verify the repayment strategy being carried out. As such therefore the current repayment strategy has not been verified.

RISK.55 - Title - Other Charges: Final charging orders in favour of Lloyds Bank PLC dated 25th August 2015 and 12th February 2015. There are no cash values attributed to these charging orders. They are reflected on lender systems, but there are no charges showing on land registry extract dated 27th July 2017 other than the lenders own charge.
									PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debit for 10th August 2016 was returned 11th August 2016. This was successfully represented on 19th August 2016. In addition direct debit on 10th October 2016 was returned 11th October 2016 and payment brought up to date by way of a card payment on 21st October 2016. There was no reason for these direct debit returns recorded despite requests from servicer for same. Loan up to date and no other issues since.		✓	✓		CLS	UFSS	Mortgage Express	125,000.00	9-Mar-07	252	31-Mar-28	Remortgage	83.33	4.99	Repayment	Repayment	N	N	Live	121,634.02	121,634.02	Interest Only	Unknown	2.99	121,634.02	Tracker	303.08	2.74	Y	N		Self-Employed	Unemployed	35,500.00	0.00	Terraced House	1900	Freehold	0	N	1st	150,000.00	150,000.00	21-Dec-06	Physical	150,000.00	21-Dec-06	158,121.35	76.92	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Apr-09	REP to IO	31-Mar-09	Multiple (Specify)	1-Apr-09
The loan was switched to interest only 31st March 2009 at customers request. No repayment vehicle was detailed. In addition as part of the overall modification the rate was amended to a three year fixed rate of 4.29 from 1st April 2009.
																																																																																										N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
587	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	139,950.00	9-Mar-07	360	31-Mar-37	Purchase	100.00	5.59	Repayment	Repayment	N	N	Live	105,560.77	105,560.77	Repayment	Repayment	2.25	105,560.77	Tracker	552.08	2.00	N	N		Employed		40,000.00		Semi Detached House	1965	Freehold	0	N	1st	139,950.00	139,950.00	22-Dec-06	Physical	139,950.00	22-Dec-06	161,757.40	65.26	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
588	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	186,300.00	15-Mar-07	300	31-Mar-32	Purchase	90.00	5.52	Repayment	Repayment	N	N	Live	125,829.56	125,829.56	Repayment	Repayment	2.25	125,829.56	Tracker	837.31	2.00	Y	N		Self-Employed		91,026.00		Semi Detached House	1900	Freehold	0	N	1st	207,000.00	207,000.00	15-Jan-07	Physical	207,000.00	15-Jan-07	248,197.06	50.7	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
589	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	88,000.00	15-Mar-07	360	31-Mar-37	Purchase	100.00	5.59	Repayment	Repayment	Y	N	Live	66,525.44	66,525.44	Repayment	Repayment	2.25	66,525.44	Tracker	347.92	2.00	N	N		Employed	Employed	20,542.00	14,000.00	Terraced House	1900	Leasehold	887	N	1st	88,000.00	88,000.00	11-Jan-07	Physical	88,000.00	11-Jan-07	92,892.25	71.62	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
590	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Land registry title extract dated 27th July 2017 indicate that a second charge is registered in favour of Prestige Finance Ltd dated 30th May 2014. Stated loan with second charges was to be 32313. Purpose unknown.			✓	✓		CLS	UFSS	Mortgage Express	199,750.00	16-Mar-07	204	31-Mar-24	Remortgage	85.00	6.00	Interest Only	Investment	N	N	Live	198,133.37	198,133.37	Interest Only	Investment	2.25	200,197.12	Tracker	372.26	2.00	Y	N		Employed		70,020.00		Terraced House	1990	Freehold	0	N	1st	235,000.00	235,000.00	7-Dec-06	Physical	330,000.00	14-May-14	443,142.86	44.71	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
591	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	126,000.00	16-Mar-07	300	31-Mar-32	Purchase	90.00	5.79	Repayment	Repayment	Y	N	Live	70,139.63	70,139.63	Repayment	Repayment	2.25	87,071.07	Tracker	468.56	2.00	Y	N		Employed		40,000.00		Flat or Apartment	1975	Leasehold	102	N	1st	140,000.00	140,000.00	13-Feb-07	Physical	140,000.00	13-Feb-07	212,832.59	32.96	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
592	12 months PH	B	A	A	✗	✓	✓
RISK.66 - Unauthorised Tenancy: Consent to let agreed 26th May 2016 and expired 25th May 2017. Warning letter sent 26th June 2017 of current status being of an unauthorised letting, and system notes indicate that if no reply received then they will execute 2nd stage of Unauthorised Letting process. Mail has been returned 11th May 2017 - mortgage statement and 11 month consent to let review letter. The only correspondence address held for the borrowers is the security address and in the absence of any response and the returned mail the current occupancy is unclear.

RISK.36 - Borrower whereabouts unknown: Mail has been returned 11th May 2017 - mortgage statement and 11 month consent to let review letter. The only correspondence address held for the borrowers is the security address and in the absence of any response and the returned mail the current occupancy is unclear. Property previously under an authorised letting from 26th May 2016, which expired 25th May 2017.
											✓	✓		CLS	UFSS	Mortgage Express	119,700.00	19-Mar-07	300	31-Mar-32	Purchase	90.00	5.59	Interest Only	Investment	Y	N	Live	122,315.61	122,315.61	Interest Only	Investment	2.25	122,315.61	Tracker	229.35	2.00	Y	N		Employed	Employed	35,700.00	5,500.00	Terraced House	1965	Freehold	0	N	1st	133,000.00	133,000.00	16-Feb-07	Physical	133,000.00	16-Feb-07	140,393.98	87.12	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
593	12 months PH	B	B	A	✗	✗	✓
RISK.32 - DWP payments: DWP payments received since 1st April 2015 due to unemployment, with borrower meeting shortfall in contractual monthly payment separately until April 2016, at which time DWP payments reduced and there was a shortfall each month of 27.39. From September 2016 contractual monthly payment reduced such that payments being made by DWP of 168.00 and borrower of 28.24 are adequate to meet the contractual payment of 188.59. Note two DWP payments received in March 2017. DWP payments further reduced to 161.14 from June2017, but borrower payment of 28.24 still adequate to meet shortfall in contractual payment.

PAY.05 - Account in Credit - Payment Missed/Partial Payments: Due to reduction in level of DWP payments from April 2016, there was a shortfall each month of 27.39 despite the borrower making payments of 28.24 to the mortgage. From September 2016 contractual monthly payment reduced such that payments being made by DWP of 168.00 and borrower of 28.24 are adequate to meet the contractual payment of 188.59. Note two DWP payments received in March 2017. DWP payments further reduced to 161.14 from June2017, but borrower payment of 28.24 still adequate to meet shortfall in contractual payment. Account remains in credit by 320.00 at 30th June 2017.
											✓	✓		CLS	UFSS	Mortgage Express	168,000.00	19-Mar-07	300	31-Mar-32	Remortgage	80.00	6.34	Interest Only	Investment	N	N	Live	168,676.19	168,676.19	Interest Only	Investment	1.34	168,676.19	Tracker	188.38	1.09	Y	N		Self-Employed		48,000.00		Terraced House	1885	Freehold	0	N	1st	210,000.00	210,000.00	20-Feb-07	Physical	210,000.00	20-Feb-07	234,874.56	71.82	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
594	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	148,750.00	20-Mar-07	300	31-Mar-32	Purchase	85.00	5.25	Interest Only	Investment	Y	N	Live	149,907.10	149,907.10	Interest Only	Investment	2.25	149,907.10	Tracker	281.08	2.00	Y	N		Employed		65,000.00		Flat or Apartment	1930	Leasehold	68	N	1st	180,500.00	175,000.00	24-Nov-06	Physical	175,000.00	24-Nov-06	270,507.09	55.42	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
595	12 months PH	B	A	A	✗	✓	✓	RISK.32 - DWP payments: DWP payments commenced 7th April 2016. Borrowers were meting shortfall in monthly contractual payment and DWP contribution from that date. Payments by DWP were 228.88 per month with the borrower meeting shortfall in the contractual payment with payments of 357.20 from September 2016 until June2017. In June 2017 there were 2 DWP payments of 192.69 and 206.91, with borrower making payment of 370.00. On-going DWP payments confirmed at 53.93 per week or 215.72 per period. Servicer has advised that borrower required to meet shortfall of 370.31 from July 2017.			✓	✓		CLS	UFSS	Mortgage Express	130,000.00	20-Mar-07	300	31-Mar-32	Remortgage	57.78	5.61	Repayment	Repayment	N	N	Live	88,018.24	88,018.24	Repayment	Repayment	2.25	88,018.24	Tracker	586.03	2.00	Y	N		Self-Employed		70,000.00		Semi Detached House	1935	Leasehold	912	N	1st	285,000.00	225,000.00	7-Dec-06	Physical	225,000.00	7-Dec-06	237,182.02	37.11	0.00	0	Card Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP				There is no formal arrangement recorded, although borrower is currently meeting shortfall of 370.31 between the contractual payment of 586.03 and the DWP payments of 215.72 as at June 2017.				0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
596	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	253,800.00	23-Mar-07	300	31-Mar-32	Purchase	90.00	5.52	Interest Only	Investment	N	N	Live	254,823.20	254,823.20	Interest Only	Investment	2.25	254,823.20	Tracker	477.8	2.00	Y	N		Self-Employed		92,000.00		Terraced House	1910	Freehold	0	N	1st	282,000.00	282,000.00	20-Jan-07	Physical	282,000.00	20-Jan-07	428,705.64	59.44	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
597	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	80,000.00	23-Mar-07	360	31-Mar-37	Purchase	100.00	5.79	Repayment	Repayment	Y	N	Live	60,734.43	60,734.43	Repayment	Repayment	2.25	60,734.43	Tracker	317.64	2.00	N	N		Employed		25,300.00		Terraced House	1910	Freehold	0	N	1st	80,000.00	80,000.00	6-Feb-07	Physical	80,000.00	6-Feb-07	75,819.05	80.1	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
598	12 months PH	B	A	A	✗	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: Switched to interest only 10th June 2008. No evidence of any repayment vehicle being detailed at he time.			✓	✓		CLS	UFSS	Mortgage Express	182,750.00	23-Mar-07	180	31-Mar-22	Remortgage	85.00	6.25	Repayment	Repayment	N	N	Live	174,548.02	174,548.02	Interest Only	Unknown	2.25	174,621.12	Tracker	327.28	2.00	Y	N		Self-Employed	Unemployed	52,000.00	0.00	Terraced House	1935	Freehold	0	N	1st	215,000.00	215,000.00	23-Feb-07	Physical	215,000.00	23-Feb-07	294,139.58	59.34	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	10-Jun-08	Switch to Interest Only	10-Jun-08	Switched to interest only 10th June 2008. No evidence of any repayment vehicle being detailed at he time.	N
Interest only telephone campaign 13th September 2016 at around the 5 year to maturity date resulted in contact with borrower and a proposed strategy. Previous contact was on 10th March 2011 when approximately 10 years to run and options were discussed, but not taken up.
																																																																																																	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
599	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	72,450.00	26-Mar-07	360	31-Mar-37	Purchase	105.00	5.89	Repayment	Repayment	Y	N	Live	55,209.48	55,209.48	Repayment	Repayment	2.25	55,209.48	Tracker	288.74	2.00	N	N		Employed	Employed	12,300.00	15,300.00	Flat or Apartment	1900	Feudal	0	N	1st	69,000.00	69,000.00	22-Feb-07	Physical	69,000.00	22-Feb-07	69,559.78	79.37	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
600	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: The land registry title extract dated 26th July 2017 highlights a change in priority of charges following the registration of lender charge on 25th April 2007. A prior charge in favour of Lloyds Bank PLC which was registered 13th September 2002 was altered to rank it second behind the current lenders charge. This variation was made by a deed dated 29th March 2016, which placed the priority of charges as the lender raking first and Lloyds Bank PLC ranking second.			✓	✓		CLS	UFSS	Mortgage Express	240,000.00	27-Mar-07	216	31-Mar-25	Remortgage	82.76	5.59	Interest Only	Investment	N	N	Live	240,831.21	240,831.21	Interest Only	Investment	2.25	240,831.21	Tracker	451.57	2.00	Y	N		Self-Employed		69,400.00		Detached House	1992	Freehold	0	N	1st	290,000.00	290,000.00	5-Feb-07	Physical	290,000.00	5-Feb-07	396,746.41	60.7	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
601	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	120,000.00	29-Mar-07	420	31-Mar-42	Purchase	100.00	5.59	Repayment	Repayment	N	N	Live	83,177.48	83,177.48	Repayment	Repayment	2.25	96,947.73	Tracker	368.29	2.00	N	N		Employed		33,747.00		Terraced House	1927	Freehold	0	N	1st	120,000.00	120,000.00	15-Feb-07	Physical	120,000.00	15-Feb-07	126,671.26	65.66	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
602	12 months PH	B	A	A	✗	✓	✓
RISK.55 - Title - Other Charges: Land registry title extract dated 1st August 2017 highlights 2 second charges registered subsequent to the lender charge. The first is in favour of Glasgow City Council dated 22nd September 2010 in respect of payment of repairs grant to the value of 1264.06 under he Housing Act Scotland 1987. The conditions of the charge are to be observed for 5 years from 24th November 2009. The second is also in favour of Glasgow City Council date 23rd February 2011 in respect of payment of repairs grant to the value of 17136.07 under the Housing Act Scotland 1987. The conditions of the charge are to be observed for 5 years from 11th August 2010.
											✓	✓		CLS	UFSS	Mortgage Express	55,800.00	29-Mar-07	300	31-Mar-32	Purchase	90.00	5.69	Repayment	Repayment	Y	N	Live	38,103.29	38,103.29	Repayment	Repayment	2.25	38,103.29	Tracker	253.16	2.00	Y	N		Employed		17,500.00		Flat or Apartment	1960	Feudal	0	N	1st	62,000.00	62,000.00	5-Mar-07	Physical	62,000.00	5-Mar-07	62,502.99	60.96	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
603	12 months PH	B	A	A	✗	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: Loan was switched to interest only on 14th March 2008. At the time the repayment vehicle was unknown. Servicer system still shows the repayment vehicle as unknown. There is no evidence of any interest only campaign action by phone or letters and therefore the current repayment strategy has not been verified.			✓	✓		CLS	UFSS	Mortgage Express	64,950.00	30-Mar-07	240	31-Mar-27	Purchase	46.39	5.09	Repayment	Repayment	Y	N	Live	61,287.29	61,287.29	Interest Only	Unknown	2.25	61,287.29	Tracker	114.92	2.00	Y	N		Employed		27,000.00		Semi Detached House	1980	Freehold	0	N	1st	119,000.00	140,000.00	29-Jan-07	Physical	140,000.00	29-Jan-07	147,783.13	41.47	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	14-Mar-08	Switch to Interest Only	14-Mar-08	Switched to interest only 14th March 2008 at customer request. No indication of any repayment vehicle given at time.	N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
604	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	78,000.00	30-Mar-07	420	31-Mar-42	Purchase	100.00	5.84	Repayment	Repayment	Y	N	Live	68,181.21	68,181.21	Repayment	Repayment	3.25	68,181.21	Tracker	334.43	3.00	N	N		Employed	Unemployed	26,027.00	0.00	Terraced House	1890	Leasehold	885	N	1st	78,000.00	78,000.00	8-Feb-07	Physical	78,000.00	8-Feb-07	82,336.32	82.81	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Mar-10	IO to REP	6-Mar-12	Multiple (Specify)	6-Mar-12
Rate amended to 18 month fixed rate deal at 4.29 from 22nd February 2010. Simultaneously the loan was switched to interest only on 22nd February 2010, but reverted back to repayment on 6th March 2012. Rationale for switch to interest only not clear from notes and loan was switched back to repayment at request of customer on 6th March 2012.
																																																																																										N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
605	12 months PH	B	A	A	✗	✓	✓	RISK.63 - Other Occupants: Borrower declared to be married on the application. However, no other occupants declared on the application and there is no occupancy conditioning on the mortgage offer. Potential occupancy rights issue.			✓	✓		CLS	UFSS	Mortgage Express	108,000.00	30-Mar-07	300	31-Mar-32	Purchase	90.00	5.92	Interest Only	Investment	Y	N	Live	108,629.77	108,629.77	Interest Only	Investment	2.25	108,629.77	Tracker	203.68	2.00	Y	N		Employed		35,000.00		Terraced House	1900	Freehold	0	N	1st	120,000.00	120,000.00	13-Feb-07	Physical	120,000.00	13-Feb-07	126,671.26	85.76	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
606	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	77,400.00	30-Mar-07	300	31-Mar-32	Purchase	90.00	6.44	Interest Only	Investment	N	N	Live	78,241.29	78,241.29	Interest Only	Investment	1.44	78,241.29	Tracker	93.89	1.19	Y	N		Employed		34,000.00		Semi Detached House	1950	Freehold	0	N	1st	86,000.00	89,000.00	9-Nov-06	Physical	89,000.00	9-Nov-06	102,868.23	76.06	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
607	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	123,000.00	30-Mar-07	300	31-Mar-32	Purchase	84.83	4.99	Repayment	Repayment	Y	N	Live	86,836.50	86,836.50	Repayment	Repayment	2.99	86,836.50	Tracker	607.3	2.74	Y	N		Self-Employed	Unemployed	34,000.00	0.00	Terraced House	1935	Freehold	0	N	1st	145,000.00	145,000.00	29-Dec-06	Physical	145,000.00	29-Dec-06	201,938.19	43	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Mar-09			Rate Switch	1-Mar-09	Loan rate switched to fixed rate of 4.29 until 31st December 2010 at customer request.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
608	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	98,100.00	3-Apr-07	300	30-Apr-32	Purchase	90.00	5.99	Repayment	Repayment	N	N	Live	68,384.89	68,384.89	Repayment	Repayment	2.25	68,384.89	Tracker	452.21	2.00	Y	N		Self-Employed		54,300.00		Semi Detached House	1984	Freehold	0	N	1st	109,000.00	109,000.00	28-Feb-07	Physical	109,000.00	28-Feb-07	115,059.72	59.43	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
609	12 months PH	B	A	A	✗	✓	✓
RISK.36 - Borrower whereabouts unknown: It was stated on 22nd August 2013 in a system note that borrowers were separated and title being switched into sole name of borrower 2. However, there is no indication as to the whereabouts of borrower 1 following the separation and the correspondence address for both borrowers still shows as that of the security.

RISK.37 - Principal Borrower no longer resides: It was stated on 22nd August 2013 in a system note that borrowers were separated and title being switched into sole name of borrower 2. Indications are therefore that borrower 1 no longer resides at the security. It is indicated from system notes that borrower 2 resides at security solely.
											✓	✓		CLS	UFSS	Mortgage Express	200,000.00	4-Apr-07	300	30-Apr-32	Remortgage	83.33	4.99	Interest Only	Investment	N	N	Live	194,609.79	194,609.79	Interest Only	Investment	2.25	196,709.79	Tracker	364.91	2.00	Y	N		Employed	Employed	38,000.00	36,500.00	Terraced House	1980	Freehold	0	N	1st	240,000.00	240,000.00	24-Nov-06	Physical	240,000.00	24-Nov-06	334,242.53	58.22	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
610	12 months PH	A	B	A	✓	✗	✓		PAY.05 - Account in Credit - Payment Missed/Partial Payments: Account was in credit by 22495.68 as at 31st May 2017. Direct debit paid of 680.60 on 1st June 2017 was returned 2nd June 2017, but represented successfully 12th June 2017. Credit balance now 22964.34 as at 30th June 2017. There are no notes detailing why the direct debit was returned initially. Servicer attempted to call borrower 3 times on 5th June, 9th June and 13th June 2017 to discuss, but as represented successfully no further action taken. This has had no detrimental impact on payments.		✓	✓		CLS	UFSS	Mortgage Express	133,000.00	4-Apr-07	300	30-Apr-32	Purchase	89.86	5.56	Interest Only	Investment	Y	N	Live	111,625.10	111,625.10	Interest Only	Investment	2.25	134,589.44	Tracker	211.94	2.00	Y	N		Self-Employed		52,000.00		Bungalow	1965	Freehold	0	N	1st	148,000.00	148,000.00	19-Feb-07	Physical	148,000.00	19-Feb-07	152,853.24	73.03	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
611	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	54,266.00	5-Apr-07	300	30-Apr-32	Purchase	102.39	5.89	Repayment	Repayment	Y	N	Live	37,448.44	37,448.44	Repayment	Repayment	2.25	37,448.44	Tracker	247.63	2.00	N	N		Employed		17,412.00		Flat or Apartment	1970	Leasehold	94	N	1st	53,000.00	53,000.00	13-Feb-07	Physical	53,000.00	13-Feb-07	50,230.12	74.55	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
612	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	290,000.00	10-Apr-07	216	30-Apr-25	Remortgage	82.86	5.79	Interest Only	Investment	N	N	Live	286,938.44	286,938.44	Interest Only	Investment	2.25	294,238.44	Tracker	538.58	2.00	Y	N		Self-Employed	Self-Employed	98,675.04	40,000.00	Detached House	2003	Freehold	0	N	1st	350,000.00	350,000.00	6-Mar-07	Physical	350,000.00	6-Mar-07	478,831.88	59.92	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
613	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	319,500.00	11-Apr-07	360	30-Apr-37	Purchase	90.00	5.42	Interest Only	Unknown	N	N	Live	295,539.51	295,539.51	Interest Only	Investment	2.25	295,539.51	Tracker	554.15	2.00	Y	N		Self-Employed		78,000.00		Detached House	1936	Freehold	0	N	1st	355,000.00	355,000.00	9-Jan-07	Physical	355,000.00	9-Jan-07	485,672.33	60.85	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
614	12 months PH	B	A	A	✗	✓	✓	RISK.63 - Other Occupants: Noted in telephone conversation with borrower dated 12th March 2014 that wanted spouse added to mortgage and direct debit set up in spouse name. Servicer provided details of transfer to joint names, but advised that until done, direct debit had to be in borrower name. Potential occupancy rights issue if the spouse has indeed been contributing towards the mortgage and is residing still.			✓	✓		CLS	UFSS	Mortgage Express	195,500.00	12-Apr-07	276	30-Apr-30	Purchase	85.00	5.64	Interest Only	Investment	Y	N	Live	196,114.30	196,114.30	Interest Only	Investment	2.25	196,114.30	Tracker	367.72	2.00	Y	N		Self-Employed		78,000.00		Semi Detached House	1930	Freehold	0	N	1st	230,000.00	230,000.00	29-Jan-07	Physical	230,000.00	29-Jan-07	349,653.54	56.09	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
615	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	174,600.00	12-Apr-07	300	30-Apr-32	Purchase	90.00	5.59	Repayment	Repayment	Y	N	Live	120,476.46	120,476.46	Repayment	Repayment	2.25	120,476.46	Tracker	796.67	2.00	Y	N		Self-Employed	Self-Employed	28,000.00	28,000.00	Terraced House	1925	Freehold	0	N	1st	194,000.00	194,000.00	7-Feb-07	Physical	194,000.00	7-Feb-07	294,925.16	40.85	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
616	12 months PH	B	A	A	✗	✓	✓	RISK.37 - Principal Borrower no longer resides: Both borrowers last known whereabouts are recorded and were noted in October 2012. No indication of any further change to the address. RISK.66 - Unauthorised Tenancy: Unauthorised letting breach letters sent firstly on 3rd August 2015 and second breach letter on 25th August 2015. Indication are this has been let since address amendment filed October 2012. No further indication of attempt to verify current occupancy of the property.			✓	✓		CLS	UFSS	Mortgage Express	180,000.00	12-Apr-07	300	30-Apr-32	Remortgage	90.00	5.79	Interest Only	Investment	N	N	Live	184,172.75	184,172.75	Interest Only	Investment	2.25	184,172.75	Tracker	345.33	2.00	Y	N		Self-Employed	ND	74,000.00	0.00	Maisonette	1950	Leasehold	104	N	1st	200,000.00	200,000.00	29-Mar-07	Physical	200,000.00	29-Mar-07	304,046.56	60.57	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					Transfer of Equity	9-Feb-15	Borrower 2 added by way of transfer of equity 9th February 2015. No other changes.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
617	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: This is a technical issue due a direct debit in July 2016 being manually rejected on 29th July 2016 for 357.68, but not posted to the account until 15th November 2016. As the original payment in July 2016 had already been made up in same month by card payment the account had appeared to be in credit until the adjustment was made in November 2016. Net effect was to return loan for zero arrears and no credit balance. Reason for original direct debit return unknown.		✓	✓		CLS	UFSS	Mortgage Express	171,000.00	13-Apr-07	300	30-Apr-32	Remortgage	90.00	5.69	Interest Only	Investment	N	N	Live	171,686.69	171,686.69	Interest Only	Investment	2.25	171,686.69	Tracker	321.92	2.00	Y	N		Employed	Employed	41,000.00	13,000.00	Terraced House	2000	Freehold	0	N	1st	190,000.00	190,000.00	6-Feb-07	Physical	190,000.00	6-Feb-07	288,844.23	59.44	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
618	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Land registry title extract dated 26th July 2017 highlights the presence of a second charge dated 2nd July 2007 in favour of Lloyds Bank PLC for 42000, although purpose unknown.			✓	✓		CLS	UFSS	Mortgage Express	119,000.00	16-Apr-07	300	30-Apr-32	Remortgage	85.00	5.74	Repayment	Repayment	N	N	Live	81,641.18	81,641.18	Repayment	Repayment	2.25	81,641.18	Tracker	540.33	2.00	Y	N		Employed	Employed	24,200.00	19,000.00	Terraced House	1900	Freehold	0	N	1st	160,000.00	140,000.00	16-Mar-07	Physical	140,000.00	16-Mar-07	147,783.13	55.24	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			Temp switch to Interest only
Loan was temporarily switched to interest only on 6th November 2008 to enable an arrangement to be agreed to clear arrears on he account at the time. The loan reverted back to repayment at end of concession on 27th May 2009
																																																																																		N			IO to REP	27-May-09	None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
619	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	147,500.00	23-Apr-07	300	30-Apr-32	Purchase	88.06	5.79	Interest Only	Endowment	Y	N	Live	149,753.94	149,753.94	Interest Only	Investment	2.25	149,753.94	Tracker	280.79	2.00	Y	N		Self-Employed		46,000.00		Terraced House	1910	Freehold	0	N	1st	167,500.00	167,500.00	7-Mar-07	Physical	167,500.00	7-Mar-07	229,155.25	65.35	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
620	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	141,750.00	26-Apr-07	300	30-Apr-32	Purchase	90.00	5.29	Repayment	Repayment	Y	N	Live	98,625.83	98,625.83	Repayment	Repayment	2.25	98,625.83	Tracker	652.18	2.00	Y	N		Employed		42,000.00		Terraced House	1982	Freehold	0	N	1st	157,500.00	157,500.00	18-Jan-07	Physical	157,500.00	18-Jan-07	215,474.34	45.77	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
621	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	118,000.00	27-Apr-07	288	30-Apr-31	Purchase	99.16	5.59	Repayment	Repayment	Y	N	Live	72,433.37	72,433.37	Repayment	Repayment	2.25	72,433.37	Tracker	511.26	2.00	N	N		Employed		37,000.00		Terraced House	1900	Freehold	0	N	1st	119,000.00	120,000.00	16-Jan-07	Physical	120,000.00	16-Jan-07	123,935.06	58.44	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
622	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debit of 791.35 paid 3rd August 2016, returned 4th August 2016, but represented successfully 12th August 2016. Borrower was chased for explanation, but as successfully represented, the servicer did not persist in this matter. All payments since okay and no indication of any other payment issues. Historically there have been returned direct debits and on each occasion the reason given was not transferring adequate funds in time. No impact on account overall.		✓	✓		CLS	UFSS	Mortgage Express	170,000.00	27-Apr-07	300	30-Apr-32	Purchase	87.18	5.70	Repayment	Repayment	Y	N	Live	117,492.09	117,492.09	Repayment	Repayment	2.25	117,492.09	Tracker	776.94	2.00	Y	N		Self-Employed		55,000.00		Terraced House	1988	Freehold	0	N	1st	195,000.00	195,000.00	23-Jan-07	Physical	195,000.00	23-Jan-07	218,097.81	53.87	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
623	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	86,200.00	27-Apr-07	300	30-Apr-32	Purchase	87.96	5.74	Repayment	Repayment	Y	N	Live	61,629.67	61,629.67	Repayment	Repayment	2.25	61,629.67	Tracker	407.54	2.00	Y	N		Self-Employed		30,000.00		Terraced House	1950	Freehold	0	N	1st	98,000.00	98,000.00	19-Feb-07	Physical	98,000.00	19-Feb-07	108,089.59	57.02	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
624	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	180,000.00	27-Apr-07	240	30-Apr-27	Remortgage	81.82	5.84	Interest Only	Unknown	N	N	Live	183,552.40	183,552.40	Interest Only	Endowment	2.25	183,552.40	Tracker	344.17	2.00	Y	N		Employed		55,000.00		Terraced House	1910	Freehold	0	N	1st	220,000.00	220,000.00	28-Mar-07	Physical	220,000.00	28-Mar-07	300,980.04	60.98	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			Y	Possession order dated 26Th August 2009 suspended . No any other issues regarding the payments performance since then.			26-Aug-09			✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
625	12 months PH	B	B	A	✗	✗	✓	RISK.55 - Title - Other Charges: Title search dated 27th July 2017 shows two different charges, a charge dated 26th august 2009 in favour of Clydesdale Bank PLC and an equitable charge created by an Interim Charging order of the County Court at King s Lynn dated 21st Nov 2014.	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: The direct debit due on the 30th June 2016 was rejected and paid by card on the 20th July 2016. Also the one due on the 31st July 2016 was paid with card on 5th August 2016 . Borrower explained the direct debit was cancelled by he had not given the cancellation instructions. Since August all the payments are been made by direct debit again with no issues since. Previous arrears in the last 36 months were due to reduce income.		✓	✓		CLS	UFSS	Mortgage Express	180,000.00	30-Apr-07	228	30-Apr-26	Purchase	90.00	5.79	Repayment	Repayment	N	N	Live	97,837.76	97,837.76	Repayment	Repayment	2.25	97,837.76	Tracker	1018.61	2.00	Y	N		Employed		80,250.00		Detached House	1935	Freehold	0	N	1st	200,000.00	200,000.00	18-Jan-07	Physical	200,000.00	18-Jan-07	206,558.43	47.37	0.00	0	Direct Debit	Paying	No Current Arrears	Reduced Income	No ATP	No Active ATP	No ATP								0			None	Forbearance considered but promise to pay to clear the arrears was a most suitable option, February 2016			N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
626	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: A second charge registered on 02nd September 2010 in favour of Mortgage Funding 2008.1 PLC. RISK.44 - Lending into Retirement Issue: Borrower 1 will be 72 at date of maturity and Borrower 2 68. Borrower 1 owns a dog spa business . Unclear whether borrower would be able to continue business beyond retirement age. Loan in repayment expiring in 2022 with no payments issues.			✓	✓		CLS	UFSS	Mortgage Express	212,500.00	30-Apr-07	180	30-Apr-22	Remortgage	85.00	5.89	Repayment	Repayment	N	N	Live	78,640.22	78,640.22	Repayment	Repayment	2.25	78,640.22	Tracker	1432.18	2.00	Y	N		Self-Employed	Employed	52,000.00	16,260.00	Bungalow	1960	Freehold	0	N	1st	250,000.00	250,000.00	16-Feb-07	Physical	250,000.00	16-Feb-07	234,726.94	33.5	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
627	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	124,000.00	2-May-07	300	31-May-32	Purchase	89.86	5.39	Repayment	Repayment	Y	N	Live	47,289.97	47,289.97	Repayment	Repayment	2.25	47,289.97	Tracker	311.24	2.00	Y	N		Self-Employed		45,000.00		Terraced House	1910	Freehold	0	N	1st	138,000.00	138,000.00	17-Nov-06	Physical	138,000.00	17-Nov-06	159,503.54	29.65	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
628	12 months PH	B	A	A	✗	✓	✓	RISK.37 - Principal Borrower no longer resides: Borrower current address differs from the security. Lender has been aware since 2011 that property was let, although since June 2016 seems empty and considering options of sale. Last call from borrower 7th June 2016 to advise that property has been empty for at least 15 months considering options of sale although offers received were around 55k. In case of shortfall borrower has savings to cover it. No updates noted from lender. Payments are currently being made and are up to date.			✓	✓		CLS	UFSS	Mortgage Express	59,500.00	2-May-07	276	31-May-30	Remortgage	91.54	5.49	Interest Only	Investment	N	N	Live	60,206.31	60,206.31	Interest Only	Sale of Property	2.25	60,206.31	Tracker	112.89	2.00	N	N		Employed		20,750.00		Flat or Apartment	1900	Feudal	0	N	1st	65,000.00	65,000.00	6-Feb-07	Physical	65,000.00	6-Feb-07	65,527.33	91.88	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
629	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	195,000.00	2-May-07	300	31-May-32	Purchase	82.98	5.64	Repayment	Repayment	Y	N	Live	22,451.78	22,451.78	Repayment	Repayment	2.25	22,451.78	Tracker	147.77	2.00	Y	N		Self-Employed		42,000.00		Semi Detached House	1900	Freehold	0	N	1st	235,000.00	235,000.00	30-Jan-07	Physical	235,000.00	30-Jan-07	321,501.40	6.98	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					Transfer of Equity	26-Sep-11	Borrower 2 removed from the mortgage. Agreed with a capital reduction of 35k. Application not found on file but confirmation letter included.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
630	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	107,100.00	3-May-07	360	31-May-37	Purchase	90.00	5.79	Interest Only	Investment	Y	N	Live	108,253.92	108,253.92	Interest Only	Investment	2.25	108,253.92	Tracker	202.98	2.00	Y	N		Self-Employed		52,500.00		Flat or Apartment	1980	Leasehold	88	N	1st	119,000.00	119,000.00	15-Feb-07	Physical	119,000.00	15-Feb-07	162,802.84	66.49	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
631	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	200,000.00	4-May-07	300	31-May-32	Purchase	84.03	5.29	Interest Only	Investment	N	N	Live	141,891.92	141,891.92	Repayment	Repayment	2.25	157,617.14	Tracker	935.47	2.00	Y	N		Self-Employed		54,500.00		Terraced House	1975	Freehold	0	N	1st	250,000.00	238,000.00	31-Jan-07	Physical	238,000.00	31-Jan-07	325,605.68	43.58	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			IO to REP	20-Sep-11	Switch to Repayment	20-Sep-11	Loan originated in 2007 switch to repayment in 2011. Additionally, overpayments of 81 are set monthly since Dec 2010	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
632	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	120,000.00	10-May-07	216	31-May-25	Purchase	80.03	5.20	Interest Only	Unknown	N	N	Live	106,241.73	106,241.73	Interest Only	Investment	2.99	106,241.73	Tracker	264.72	2.74	Y	N		Employed		35,000.00		Maisonette	1965	Leasehold	100	N	1st	149,950.00	149,950.00	12-Dec-06	Physical	149,950.00	12-Dec-06	208,831.94	50.87	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Jan-09		1-Jan-09	Rate Switch	1-Jan-09	Rate changed 4.29 for 2 years, fee 0.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
633	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	293,700.00	10-May-07	300	31-May-32	Purchase	89.00	5.69	Interest Only	Investment	N	N	Live	294,366.51	294,366.51	Interest Only	Investment	2.25	294,366.51	Tracker	551.95	2.00	Y	N		Employed	Employed	84,000.00	0.00	Detached House	1999	Freehold	0	N	1st	330,000.00	330,000.00	3-Jan-07	Physical	330,000.00	3-Jan-07	348,345.96	84.5	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
634	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	225,000.00	10-May-07	300	31-May-32	Purchase	90.00	5.54	Interest Only	Investment	N	N	Live	217,057.17	217,057.17	Interest Only	Investment	2.25	228,207.17	Tracker	408.4	2.00	Y	N		Employed	Other	71,500.00	0.00	Semi Detached House	1915	Freehold	0	N	1st	250,000.00	250,000.00	30-Mar-07	Physical	250,000.00	30-Mar-07	263,898.45	82.25	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP				Arrangements for overpayments since Jun2014 CMS plus 250. Currently 11150 in overpayments.				0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
635	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	128,000.00	11-May-07	300	31-May-32	Purchase	83.66	5.64	Interest Only	Investment	N	N	Live	112,730.03	112,730.03	Interest Only	Investment	2.25	112,730.03	Tracker	213.64	2.00	Y	N		Self-Employed		39,840.00		Semi Detached House	1935	Freehold	0	N	1st	153,000.00	153,000.00	21-Mar-07	Physical	153,000.00	21-Mar-07	168,752.12	66.8	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
636	12 months PH	B	B	A	✗	✗	✓	RISK.37 - Principal Borrower no longer resides: Unclear if principal borrower still resides in the property as his address has not been changed. However Lender provided consent to let pack on April 2017. Last note registered is in June 2017 with the communication of unauthorised let as borrower did not sent back all the documentation required. The account is currently up to date with payments being made regularly.	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: The direct debit for February 2017 was rejected but paid on second presentation 5 days later. The reason given was that he got paid late. No further issues and account currently up to date.		✓	✓		CLS	UFSS	Mortgage Express	92,700.00	11-May-07	300	31-May-32	Purchase	90.00	5.59	Interest Only	Investment	Y	N	Live	94,108.85	94,108.85	Interest Only	Investment	2.25	94,108.85	Tracker	176.57	2.00	Y	N		Self-Employed		42,160.00		Terraced House	1989	Freehold	0	N	1st	103,000.00	103,000.00	2-Feb-07	Physical	103,000.00	2-Feb-07	123,499.02	76.2	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					Transfer of Equity	8-Feb-10	Borrower 2, unmarried partner removed from the account.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
637	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	134,100.00	17-May-07	300	31-May-32	Purchase	90.00	5.99	Interest Only	Unknown	N	N	Live	133,164.17	133,164.17	Interest Only	Investment	2.25	133,164.17	Tracker	250.25	2.00	Y	N		Employed	Employed	19,000.00	27,000.00	Terraced House	1955	Freehold	0	N	1st	149,000.00	149,000.00	12-Apr-07	Physical	149,000.00	12-Apr-07	190,664.81	69.84	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
638	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	140,400.00	17-May-07	300	31-May-32	Purchase	90.00	6.29	Interest Only	Investment	N	N	Live	141,147.45	141,147.45	Interest Only	Investment	2.25	141,147.45	Tracker	264.66	2.00	Y	N		Self-Employed		43,000.00		Flat or Apartment	1960	Leasehold	101	N	1st	156,000.00	156,000.00	12-Mar-07	Physical	156,000.00	12-Mar-07	237,156.31	59.52	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
639	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	190,780.00	17-May-07	300	31-May-32	Purchase	95.41	5.99	Interest Only	Investment	N	N	Live	169,084.31	169,084.31	Interest Only	Investment	2.25	189,684.31	Tracker	325.38	2.00	N	N		Employed	ND	52,834.00	0.00	Semi Detached House	1935	Freehold	0	N	1st	199,500.00	199,950.00	29-Mar-07	Physical	199,950.00	29-Mar-07	273,549.81	61.81	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
640	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Land registry title extract dated 27th July 2017 shows a second charge registered dated 1st July 2015 in favour of Sky Loans Ltd.			✓	✓	RISK.30 - BKO / IVA Post-Completion: Bankruptcy dated 19th February 2010. No notes on file to indicate the reasons for bankruptcy. Conduct of account was affected at the time as borrower paid later than the due date by card as he could not paid by direct debit, but since, account continues to be conducted well.	CLS	UFSS	Mortgage Express	112,515.00	18-May-07	300	31-May-32	Remortgage	70.32	5.34	Interest Only	Investment	N	N	Live	109,485.63	109,485.63	Interest Only	Investment	2.25	109,485.63	Tracker	205.29	2.00	Y	N		Self-Employed		195,000.00		Semi Detached House	1930	Freehold	0	N	1st	160,000.00	160,000.00	17-Apr-07	Physical	160,000.00	17-Apr-07	204,740.74	53.48	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
641	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Title search dated 27th July 2017 shows a 2nd charge dated 15 May 2015 in favour of Daniel Nyman Care. There are no details as to the reason for this charge or the amount charged.			✓	✓		CLS	UFSS	Mortgage Express	121,000.00	18-May-07	288	31-May-31	Purchase	89.63	5.79	Interest Only	Investment	N	N	Live	122,856.71	122,856.71	Interest Only	Investment	2.25	122,856.71	Tracker	230.36	2.00	Y	N		Self-Employed		63,047.00		Semi Detached House	1990	Freehold	0	N	1st	140,000.00	135,000.00	21-Feb-07	Physical	135,000.00	21-Feb-07	184,692.30	66.52	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
642	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	115,000.00	18-May-07	300	31-May-32	Remortgage	82.73	5.84	Repayment	Repayment	N	N	Live	78,821.69	78,821.69	Repayment	Repayment	2.25	78,821.69	Tracker	518.77	2.00	Y	N		Self-Employed		50,000.00		Semi Detached House	1930	Freehold	0	N	1st	140,000.00	139,000.00	6-Mar-07	Physical	139,000.00	6-Mar-07	153,310.75	51.41	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
643	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	49,000.00	18-May-07	300	31-May-32	Purchase	78.40	5.64	Repayment	Repayment	N	N	Live	34,050.07	34,050.07	Repayment	Repayment	2.25	34,050.07	Tracker	224.1	2.00	Y	N		Self-Employed		20,500.00		Terraced House	1890	Leasehold	901	N	1st	62,500.00	62,500.00	15-Feb-07	Physical	62,500.00	15-Feb-07	65,974.61	51.61	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
644	12 months PH	B	A	A	✗	✓	✓	RISK.37 - Principal Borrower no longer resides: Borrower requested a lettings pack in 2011 but this was closed in 2012 due to no response. No notes on why different correspondence address but no evidence received to suggest property is being let. Account is performing and being overpaid. No issues.			✓	✓		CLS	UFSS	Mortgage Express	124,995.00	18-May-07	276	31-May-30	Purchase	100.00	5.74	Interest Only	Investment	N	N	Live	118,145.48	118,145.48	Interest Only	Investment	2.25	125,145.48	Tracker	222.09	2.00	N	N		Employed		42,500.00		Terraced House	1977	Freehold	0	N	1st	124,995.00	124,995.00	30-Mar-07	Physical	124,995.00	30-Mar-07	118,462.53	99.73	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
645	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	100,000.00	24-May-07	300	31-May-32	Purchase	86.96	5.79	Interest Only	Investment	N	N	Live	88,493.95	88,493.95	Interest Only	Investment	2.25	92,033.69	Tracker	167.11	2.00	Y	N		Employed		32,500.00		Semi Detached House	1950	Freehold	0	N	1st	115,000.00	115,000.00	14-Mar-07	Physical	115,000.00	14-Mar-07	107,974.39	81.96	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
646	12 months PH	B	A	A	✗	✓	✓	RISK.35 - Authorised Let: The property has been let with the lenders consent since 2013. Last review with effect from August 2016 for a period of 12 months. The relevant fee of 750 has been applied and the terms of the letting assessed. System shows a customer address different than the security address. Payments have been maintained to date.			✓	✓		CLS	UFSS	Mortgage Express	119,700.00	24-May-07	300	31-May-32	Purchase	90.00	5.79	Interest Only	Investment	Y	N	Live	117,199.26	117,199.26	Interest Only	Investment	2.25	117,199.26	Tracker	219.75	2.00	Y	N		Employed		32,782.00		Flat or Apartment	1960	Leasehold	109	N	1st	133,000.00	133,000.00	2-Apr-07	Physical	133,000.00	2-Apr-07	170,190.74	68.86	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
647	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	190,000.00	25-May-07	300	31-May-32	Remortgage	76.02	6.59	Repayment	Repayment	N	N	Live	105,838.94	105,838.94	Repayment	Repayment	1.34	105,838.94	Tracker	652.66	1.09	Y	N		Self-Employed	ND	48,600.00	0.00	Semi Detached House	1950	Freehold	0	N	1st	249,950.00	249,950.00	2-Apr-07	Physical	249,950.00	2-Apr-07	245,817.96	43.06	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					Transfer of Equity	13-Jun-11	Transfer of the property into joint names, borrower partner. Documents found on file.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
648	12 months PH	B	B	A	✗	✗	✓	RISK.55 - Title - Other Charges: 2nd charge in favour of Kensington Mortgage Company Ltd. dated 25th September 2007. RISK.37 - Principal Borrower no longer resides: 18th May 2017, the sole borrower advised lender of new correspondence address, when he was questioned about this, he said that the property was going to be empty but not for long time. The on going occupancy of the security address is not known but mortgage payments are being made.
PAY.03 - New arrears >1mth in past 12mths: Borrower making payments monthly by direct debit. However, direct debit collected 4th July 2016 was returned 5th July 2016, represented 13th July 2016 and returned again 14th July 2016, this was not made up. Direct debit collected 3rd August 2016 was returned 4th August 2016 and not represented. No direct debits were then collected for either September or October 2016. These non payments meant increasing arrears to 4 months as at 31st October 2016. Finally a bank transfer was received clearing the arrears and leaving an overpayment of 208.01. The Direct Debit collected 3rd May 2017 was returned 4th May 2017 and represented 12th May 2017 before being returned again 15th May 2017, the payment was finally paid by card 18th May 2017. Lender has made repeated efforts to contact borrower over period by letter and phone and field agents. Borrower advised that he was not aware that the bank cancelled the direct debit. Account still shows an overpayment balance of 208.01
											✗	✓
INFO.04 - Reperforming case servicing notes: Account went 4 months in arrears on 31st October 2016. However, a single payment of 1085.11 by bank payment on 1st November 2016 placed account 1 month in credit of 208.01 and this credit balance is still prevailing. Fees of 40 were charged monthly through until the account was brought back up to date in October 2016. All charges applied to the account appear to be in line with lenders policy. A Fee of 6.50 was also charged for unpaid Direct Debit on 4th May 2017, and a Field Agent Fee of 54.00 on 30th September 2016.  All collections activity appropriate and within policy.
														CLS	UFSS	Mortgage Express	107,400.00	25-May-07	360	31-May-37	Purchase	86.96	5.54	Interest Only	Investment	Y	N	Live	110,677.25	110,677.25	Interest Only	Investment	2.25	110,677.25	Tracker	207.51	2.00	Y	N		Self-Employed		35,000.00		Terraced House	1914	Leasehold	807	N	1st	121,000.00	123,500.00	15-May-07	Physical	123,500.00	15-May-07	125,630.37	88.1	0.00	0	Direct Debit	Paying	No Current Arrears	Financial Mismanagement	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
649	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	180,000.00	29-May-07	300	31-May-32	Purchase	90.00	5.54	Interest Only	Investment	N	N	Live	182,741.64	182,741.64	Interest Only	Investment	2.25	182,741.64	Tracker	342.65	2.00	Y	N		Self-Employed		45,000.00		Maisonette	1958	Leasehold	100	N	1st	200,000.00	200,000.00	16-Apr-07	Physical	200,000.00	16-Apr-07	255,925.93	71.4	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
650	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	247,500.00	29-May-07	240	31-May-27	Purchase	90.00	5.99	Interest Only	Investment	N	N	Live	250,420.70	250,420.70	Interest Only	Investment	2.25	250,420.70	Tracker	469.55	2.00	Y	N		Self-Employed	Employed	47,370.00	26,755.00	Terraced House	1905	Leasehold	896	N	1st	275,000.00	275,000.00	3-Apr-07	Physical	275,000.00	3-Apr-07	279,743.74	89.52	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
651	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	161,100.00	30-May-07	300	31-May-32	Purchase	90.00	5.44	Interest Only	Investment	Y	N	Live	164,059.45	164,059.45	Interest Only	Investment	2.25	164,059.45	Tracker	307.62	2.00	Y	N		Self-Employed		90,285.00		Flat or Apartment	0	Leasehold	250	N	1st	179,000.00	179,000.00	12-Feb-07	Physical	179,000.00	12-Feb-07	214,624.51	76.44	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
652	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	142,200.00	30-May-07	300	31-May-32	Purchase	90.00	5.69	Interest Only	Investment	N	N	Live	144,286.34	144,286.34	Interest Only	Investment	2.25	144,286.34	Tracker	270.54	2.00	Y	N		Self-Employed	Unknown	41,060.00	0.00	Terraced House	1985	Freehold	0	N	1st	158,000.00	158,000.00	18-May-07	Physical	158,000.00	18-May-07	202,181.48	71.36	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
653	12 months PH	A	B	A	✓	✗	✓		PAY.05 - Account in Credit - Payment Missed/Partial Payments: Account currently in credit by 482.51. All received payments within review period have been in excess of contractual monthly payment but paid on different dates and for different amounts. No arrangement in place for the over payments being made. No payment for October 16, but the borrower made 3 transfers payments totalling 600. The account always has been in credit throughout the last 12 months.		✓	✓		CLS	UFSS	Mortgage Express	138,000.00	31-May-07	240	31-May-27	Purchase	89.03	6.74	Interest Only	Investment	N	N	Live	140,162.63	140,162.63	Interest Only	Investment	1.49	140,162.63	Tracker	174.14	1.24	Y	N		Self-Employed		48,300.00		Flat or Apartment	2005	Leasehold	995	N	1st	155,000.00	155,000.00	13-Mar-07	Physical	155,000.00	13-Mar-07	173,359.80	80.85	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
654	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	180,000.00	31-May-07	300	31-May-32	Purchase	90.00	5.79	Interest Only	Investment	N	N	Live	165,838.13	165,838.13	Interest Only	Investment	2.25	180,934.63	Tracker	310.95	2.00	Y	N		Self-Employed	Self-Employed	26,500.00	29,450.00	Terraced House	1865	Freehold	0	N	1st	200,000.00	200,000.00	29-Mar-07	Physical	200,000.00	29-Mar-07	223,690.06	74.14	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
655	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	225,000.00	1-Jun-07	300	30-Jun-32	Purchase	83.33	5.99	Interest Only	Investment	Y	N	Live	226,065.07	226,065.07	Interest Only	Investment	2.25	226,065.07	Tracker	423.88	2.00	Y	N		Employed		55,000.00		Flat or Apartment	1935	Leasehold	108	N	1st	269,950.00	270,000.00	30-Apr-07	Physical	270,000.00	30-Apr-07	380,970.98	59.34	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
656	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Small underpayments of 0.08 during the months between May and August 2016 as borrower is sending monthly transfers. Payment due on the 30April 17 was received on the 2nd May 17. Currently account with more than a month in overpayments.		✓	✓		CLS	UFSS	Mortgage Express	169,200.00	5-Jun-07	360	30-Jun-37	Purchase	90.00	5.44	Interest Only	Investment	N	N	Live	171,641.48	171,641.48	Interest Only	Investment	2.25	171,641.48	Tracker	322.04	2.00	Y	N		Employed		44,860.00		Terraced House	1700	Freehold	0	N	1st	188,000.00	188,000.00	20-Apr-07	Physical	188,000.00	20-Apr-07	240,570.37	71.35	0.00	0	Bank Payment	Paying	No Current Arrears	Reduced Income	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
657	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	225,000.00	7-Jun-07	300	30-Jun-32	Purchase	90.00	5.89	Interest Only	Investment	Y	N	Live	187,936.06	187,936.06	Interest Only	Investment	2.25	187,936.06	Tracker	352.39	2.00	Y	N		Self-Employed	Employed	66,000.00	13,000.00	Terraced House	1960	Freehold	0	N	1st	250,000.00	250,000.00	23-Mar-07	Physical	250,000.00	23-Mar-07	380,058.19	49.45	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
658	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	148,050.00	8-Jun-07	300	30-Jun-32	Purchase	89.73	5.14	Interest Only	Endowment	N	N	Live	150,380.60	150,380.60	Interest Only	Endowment	2.25	150,380.60	Tracker	281.97	2.00	Y	N		Employed		42,000.00		Bungalow	1960	Freehold	0	N	1st	164,500.00	165,000.00	9-Mar-07	Physical	165,000.00	9-Mar-07	197,838.24	76.01	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
659	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	171,000.00	8-Jun-07	300	30-Jun-32	Purchase	90.00	5.59	Interest Only	Investment	N	N	Live	172,395.34	172,395.34	Interest Only	Investment	2.25	173,595.34	Tracker	323.25	2.00	Y	N		Self-Employed		50,000.00		Flat or Apartment	1900	Leasehold	999	N	1st	190,000.00	190,000.00	25-May-07	Physical	190,000.00	25-May-07	243,129.63	70.91	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
660	12 months PH	B	A	A	✗	✓	✓	RISK.32 - DWP payments: Department of Work and Pensions payments commenced in 2010 The payments are still being made at 188.32 per month with the borrower making up the shortfall. Account with 10,889.83 in overpayments			✓	✓		CLS	UFSS	Mortgage Express	191,000.00	8-Jun-07	156	30-Jun-20	Remortgage	47.75	5.99	Interest Only	Investment	N	N	Live	181,740.45	181,740.45	Interest Only	Investment	2.25	181,740.45	Tracker	340.77	2.00	Y	N		Employed		52,000.00		Detached House	1750	Freehold	0	N	1st	400,000.00	400,000.00	21-May-07	Physical	400,000.00	21-May-07	406,899.98	44.66	0.00	0	Other Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N						Loan matures June 2020. Ice letter sent on 19th September 2013, informing the client that he will be contacted one year later. Letters seen in 2014 and 2015. Reminders also on annual statements	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
661	12 months PH	B	A	A	✗	✓	✓
RISK.66 - Unauthorised Tenancy: Pad notes dated 15thFebraury 2017 advises property has an unauthorised tenancy, borrowers cousin is living in the property . A Consent to Let pack has been sent to the customer but no evidence that a response has been received. In any event the account has not been detrimentally effected and is currently up to date with payments being received regularly

RISK.37 - Principal Borrower no longer resides: File notes February 2017 indicate that the property has an unauthorised tenancy . There is a correspondence address on file but no notes to state where this was obtained from and whether it is still current. In any event this has not had a detrimental effect on the loan payments which continue to be made regularly
											✓	✓		CLS	UFSS	Mortgage Express	97,200.00	11-Jun-07	300	30-Jun-32	Purchase	90.00	5.44	Repayment	Repayment	N	N	Live	68,429.11	68,429.11	Repayment	Repayment	2.25	68,429.11	Tracker	448.26	2.00	Y	N		Self-Employed		30,375.00		Flat or Apartment	2004	Leasehold	247	N	1st	108,000.00	108,000.00	12-Apr-07	Physical	108,000.00	12-Apr-07	109,863.00	62.29	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
662	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	225,000.00	14-Jun-07	300	30-Jun-32	Purchase	90.00	6.34	Interest Only	Endowment	N	N	Live	225,595.84	225,595.84	Interest Only	Investment	2.25	225,595.84	Tracker	423	2.00	Y	N		Self-Employed		63,000.00		Detached House	2007	Freehold	0	N	1st	250,000.00	250,000.00	3-May-07	Physical	250,000.00	3-May-07	271,256.93	83.17	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					Transfer of Equity	18-Nov-08	Borrowers surname changed, marriage certificate provided.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
663	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	380,000.00	14-Jun-07	300	30-Jun-32	Purchase	88.37	5.59	Interest Only	Investment	N	N	Live	349,878.84	349,878.84	Interest Only	Investment	2.25	382,678.84	Tracker	658.86	2.00	Y	N		Employed		94,000.00		Semi Detached House	1935	Freehold	0	N	1st	430,000.00	430,000.00	19-Apr-07	Physical	430,000.00	19-Apr-07	550,240.74	63.59	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
664	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Noted that direct debit rejected on 16th December 2016, borrower made manual bank payment on 23rd December 2016. Direct Debits were again rejected in February and March with direct debit mandate being cancelled by borrower on 17th March 2016. Borrower has made subsequent payments by bank transfer. Attempted contact with borrower by phone and letter has been unsuccessful. Loan payments are currently up to date with no arrears.		✓	✓		CLS	UFSS	Mortgage Express	85,000.00	19-Jun-07	300	30-Jun-32	Purchase	89.47	5.99	Repayment	Repayment	N	N	Live	59,749.21	59,749.21	Repayment	Repayment	2.25	59,749.21	Tracker	391.57	2.00	Y	N		Employed		23,700.00		Terraced House	1980	Freehold	0	N	1st	95,000.00	95,000.00	26-Mar-07	Physical	95,000.00	26-Mar-07	107,086.40	55.8	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
665	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	180,000.00	20-Jun-07	300	30-Jun-32	Purchase	90.00	5.44	Interest Only	Investment	N	N	Live	182,758.10	182,758.10	Interest Only	Investment	2.25	182,758.10	Tracker	342.68	2.00	Y	N		Self-Employed		47,000.00		Flat or Apartment	1970	Leasehold	999	N	1st	200,000.00	200,000.00	30-Mar-07	Physical	200,000.00	30-Mar-07	304,046.56	60.11	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
666	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	225,000.00	20-Jun-07	300	30-Jun-32	Remortgage	90.00	5.69	Interest Only	Investment	N	N	Live	227,315.70	227,315.70	Interest Only	Investment	2.25	227,315.70	Tracker	426.22	2.00	Y	N		Employed		65,000.00		Flat or Apartment	0	Leasehold	999	N	1st	250,000.00	250,000.00	21-May-07	Physical	250,000.00	21-May-07	352,750.91	64.44	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
667	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	110,000.00	22-Jun-07	228	30-Jun-26	Purchase	100.00	6.09	Interest Only	Investment	N	N	Live	110,738.87	110,738.87	Interest Only	Investment	2.25	110,738.87	Tracker	207.64	2.00	N	N		Employed		33,883.00		Maisonette	0	Leasehold	97	N	1st	110,000.00	110,000.00	12-Mar-07	Physical	110,000.00	12-Mar-07	150,490.02	73.59	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
668	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	196,650.00	3-Jul-07	300	31-Jul-32	Purchase	90.00	5.79	Interest Only	Investment	N	N	Live	199,489.98	199,489.98	Interest Only	Investment	2.25	199,489.98	Tracker	374.05	2.00	Y	N		Self-Employed		66,500.00		Flat or Apartment	19600	Leasehold	999	N	1st	218,500.00	218,500.00	23-Mar-07	Physical	218,500.00	23-Mar-07	332,170.86	60.06	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
669	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.25 - KYC Missing - Known: File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	121,000.00	22-Jun-07	300	30-Jun-32	Purchase	89.63	5.59	Interest Only	Investment	N	N	Live	122,865.37	122,865.37	Interest Only	Investment	2.25	122,865.37	Tracker	230.38	2.00	Y	N		Self-Employed		40,000.00		Flat or Apartment	2007	Leasehold	150	N	1st	134,995.00	134,995.00	15-Jun-07	Physical	134,995.00	15-Jun-07	119,255.29	103.03	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓
670	12 months PH	A	A	A	✗	✓	✓				✓	✓	RISK.30 - BKO / IVA Post-Completion: Noted IVA advised 7th March 2010 no indication on which borrower or if IVA was in joint names on file, Blair Endersby, IVA administration taken over by Grant Thornton in October 2011, Last note is meeting of creditors and review for PPI on 14th August 2013. Current loan is paid and there is an overpayment of 1122.32 on the account no current adverse effect seen.	CLS	UFSS	Mortgage Express	178,500.00	25-Jun-07	240	30-Jun-27	Remortgage	85.00	5.64	Interest Only	Endowment	N	N	Live	180,154.79	180,154.79	Interest Only	Endowment	2.25	181,277.11	Tracker	337.8	2.00	Y	N		Self-Employed	Employed	79,000.00	6,032.00	Detached House	1995	Freehold	0	N	1st	210,000.00	210,000.00	17-May-07	Physical	210,000.00	17-May-07	225,555.56	79.87	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
671	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	202,500.00	26-Jun-07	300	30-Jun-32	Purchase	90.00	5.94	Interest Only	Investment	N	N	Live	204,648.53	204,648.53	Interest Only	Investment	2.25	204,648.53	Tracker	383.72	2.00	Y	N		Employed		65,000.00		Flat or Apartment	1950	Leasehold	999	N	1st	230,000.00	225,000.00	20-Mar-07	Physical	225,000.00	20-Mar-07	342,052.38	59.83	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
672	12 months PH	B	B	A	✗	✗	✓	RISK.63 - Other Occupants: Application form notes spouse as resident at property. Not added to offer conditions and no indication of letter of consent on file.	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Noted direct debit rejected 27th May 2016 paid on second automated request 7th June 2016. Borrowers contacted unaware why direct debit rejected. Isolated recent missed payment, last previous missed payment July 2012 again		✓	✓		CLS	UFSS	Mortgage Express	133,900.00	26-Jun-07	300	30-Jun-32	Purchase	87.52	5.94	Interest Only	Investment	N	N	Live	135,606.79	135,606.79	Interest Only	Investment	2.25	135,606.79	Tracker	254.27	2.00	Y	N		Self-Employed		50,000.00		Semi Detached House	1887	Leasehold	999	N	1st	151,000.00	153,000.00	13-Apr-07	Physical	153,000.00	13-Apr-07	155,639.24	87.13	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
673	12 months PH	A	A	A	✓	✓	✓				✗	✓
INFO.04 - Reperforming case servicing notes: As borrower was only able to return to part time work following unemployment and full repayment was unaffordable and arrears seen on loan a forbearance plan was agreed whereby the loan was temporarily place on part and part from September 2014. Following forbearance switch from repayment to part and part 26th September 2014, the contractual was reduced to 188.86 and arrangement set for contractual plus 61.46. Switched back to repayment 9th September 2015 with new payments effective October 2015. However, as a result of the reduced contractual repayment and even though arrears did not actually increase in value they did then equate to an increased month in arrears from 5.44 to 11.39 months. The resultant arrangement to pay reduced arrears to 1475.14 or 7.81 months as at 30th September 2015. With however, the reversion of account to repayment and a higher contractual this reduced months in arrears to 2.92 as at 31st October 2015. A further arrangement to pay of contractual plus 100.00 from November 2015 cleared arrears as at 31st December 2016. Account remains up to date. Monthly arrears fees of 40.00 were applied in June, July and August 2014 until arrangement to pay agreed. No additional fee was applied to the account as no Solicitors were instructed for Litigation proceedings. All charges applied to the account appear to be in line with lenders policy. All collections activity appropriate and within policy.
														CLS	UFSS	Mortgage Express	99,000.00	27-Jun-07	300	30-Jun-32	Remortgage	90.00	6.40	Repayment	Repayment	N	N	Live	70,646.28	70,646.28	Repayment	Repayment	2.25	70,646.28	Tracker	462.79	2.00	Y	N		Self-Employed		37,500.00		Terraced House	1900	Freehold	0	N	1st	110,000.00	110,000.00	19-Dec-06	Physical	110,000.00	19-Dec-06	110,162.91	64.13	0.00	0	Direct Debit	Paying	No Current Arrears	Reduced Income	No ATP	No Active ATP	No ATP								0			Temp switch to Part and Part
Following forbearance switch from repayment to part and part 26th September 2014, the contractual was reduced to 188.86 and arrangement set for contractual plus 61.46. Switched back to repayment 9th September 2015 with new payments effective October 2015. Borrower advised by letter at each change. Borrower was only able to return to part time work following unemployment and full repayment was unaffordable and arrears seen on loan.
																																																																																		N			PAP to REP	9-Sep-15	None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
674	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	154,000.00	27-Jun-07	264	30-Jun-29	Remortgage	42.78	5.49	Interest Only	Investment	N	N	Live	156,624.55	156,624.55	Interest Only	Investment	2.25	156,624.55	Tracker	293.68	2.00	Y	N		Self-Employed	Self-Employed	24,341.00	24,341.00	Terraced House	1930	Freehold	0	N	1st	360,000.00	360,000.00	17-May-07	Physical	360,000.00	17-May-07	507,961.31	30.83	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
675	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	187,955.00	28-Jun-07	300	30-Jun-32	Purchase	89.52	5.99	Interest Only	Investment	N	N	Live	152,419.58	152,419.58	Interest Only	Investment	2.25	182,919.58	Tracker	290.32	2.00	Y	N		Employed		53,000.00		Semi Detached House	1930	Freehold	0	N	1st	209,950.00	209,950.00	25-May-05	Physical	209,950.00	25-May-05	263,945.71	57.75	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
676	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	212,500.00	28-Jun-07	300	30-Jun-32	Purchase	85.00	5.25	Interest Only	Investment	N	N	Live	213,912.38	213,912.38	Interest Only	Investment	2.25	213,912.38	Tracker	401.09	2.00	Y	N		Employed	Employed	50,000.00	18,000.00	Semi Detached House	1955	Freehold	0	N	1st	250,000.00	250,000.00	8-Jan-07	Physical	250,000.00	8-Jan-07	380,058.19	56.28	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
677	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	141,000.00	28-Jun-07	360	30-Jun-37	Purchase	100.00	5.99	Repayment	Repayment	N	N	Live	111,642.57	111,642.57	Repayment	Repayment	2.25	111,642.57	Tracker	578.09	2.00	N	N		Employed	Employed	23,500.00	19,641.00	Detached House	1985	Freehold	0	N	1st	141,000.00	141,000.00	24-Apr-07	Physical	141,000.00	24-Apr-07	138,669.06	80.51	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
678	12 months PH	B	A	A	✗	✓	✓
RISK.37 - Principal Borrower no longer resides: A change of correspondence address was received in 2009 but no reason given. The borrower does have buy to lets accounts with the lender but there is no evidence to suggest that this property is being let. No updates since. Account is up to date and payments are being made.

RISK.25 - Vulnerability - Other: Noted Power of Attorney received 22nd December 2016 in favour of 3rd party limited company. Noted the name of the Power of Attorney applied for is same limited company as noted as borrowers self employed company on the application. No further details added by lender and Power of Attorney rejected  by the lender. All payments up to date no adverse effect on loan seen.
											✓	✓		CLS	UFSS	Mortgage Express	294,750.00	28-Jun-07	240	30-Jun-27	Remortgage	90.00	5.59	Interest Only	Investment	N	N	Live	299,243.29	299,243.29	Interest Only	Investment	2.25	299,243.29	Tracker	561.09	2.00	Y	N		Self-Employed		95,000.00		Terraced House	2007	Freehold	0	N	1st	327,500.00	327,500.00	8-Jun-07	Physical	327,500.00	8-Jun-07	419,078.70	71.41	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
679	12 months PH	B	A	A	✗	✓	✓	RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Repayment vehicle not detailed on application and current repayment vehicle on lender system in also shown as unknown. Noted that loan is currently overpaid by 9950.00. The borrowers have been making additional payments of 50pm since November 2012 under the Choices scheme but at this level would not be sufficient to redeem the account at maturity. Also, this over payment is available for the borrowers to withdraw under the Choices scheme.			✓	✓		CLS	UFSS	Mortgage Express	250,100.00	29-Jun-07	300	30-Jun-32	Purchase	89.64	5.52	Interest Only	Unknown	N	N	Live	239,712.76	239,712.76	Interest Only	Unknown	2.25	249,662.76	Tracker	449.75	2.00	Y	N		Self-Employed	Unemployed	75,000.00	0.00	Terraced House	1890	Freehold	0	N	1st	279,000.00	279,000.00	9-Jan-07	Physical	279,000.00	9-Jan-07	381,697.41	62.8	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
680	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	106,000.00	29-Jun-07	300	30-Jun-32	Remortgage	84.80	5.39	Interest Only	Investment	N	N	Live	107,745.08	107,745.08	Interest Only	Investment	2.25	107,745.08	Tracker	202.03	2.00	Y	N		Self-Employed		31,000.00		Semi Detached House	2003	Freehold	0	N	1st	125,000.00	125,000.00	27-Apr-07	Physical	125,000.00	27-Apr-07	127,156.24	84.73	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
681	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	100,000.00	29-Jun-07	420	30-Jun-42	Purchase	100.00	5.99	Repayment	Repayment	N	N	Live	84,372.18	84,372.18	Repayment	Repayment	2.25	84,372.18	Tracker	367.97	2.00	N	N		Employed	Employed	18,600.00	15,000.00	Terraced House	1900	Leasehold	999	N	1st	100,000.00	100,000.00	17-Apr-07	Physical	100,000.00	17-Apr-07	101,725.00	82.94	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
682	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	130,000.00	29-Jun-07	300	30-Jun-32	Purchase	104.00	6.29	Repayment	Repayment	N	N	Live	80,613.50	80,613.50	Repayment	Repayment	2.25	91,793.50	Tracker	528.08	2.00	N	N		Employed		28,000.00		Semi Detached House	1965	Freehold	0	N	1st	125,000.00	125,000.00	15-May-07	Physical	125,000.00	15-May-07	127,156.24	63.4	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					Transfer of Equity	31-Jul-13
Transfer of equity borrower 2 removed from loan and deeds. Land Registry confirms property in sole name. Transfer of equity signed and completed by borrower 1 31st July 2013. No adverse effect on payments. Loan overpayments of 11180 on account.
																																																																																										N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
683	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	144,000.00	2-Jul-07	288	31-Jul-31	Purchase	90.00	5.19	Interest Only	Investment	N	N	Live	144,443.07	144,443.07	Interest Only	Investment	2.25	144,443.07	Tracker	270.83	2.00	Y	N		Employed	Self-Employed	24,000.00	20,000.00	Semi Detached House	2006	Freehold	0	N	1st	177,000.00	160,000.00	7-Jun-07	Physical	160,000.00	7-Jun-07	153,623.42	94.02	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					Other (Specify)	28-Sep-09	Change of name borrower 2, marriage certificate seen and copy held on file.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
684	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	48,000.00	3-Jul-07	300	31-Jul-32	Purchase	85.71	5.94	Repayment	Repayment	N	N	Live	28,967.50	28,967.50	Repayment	Repayment	2.25	28,967.50	Tracker	188.88	2.00	Y	N		Self-Employed		15,900.00		Terraced House	1900	Freehold	0	N	1st	56,000.00	56,000.00	24-Mar-07	Physical	56,000.00	24-Mar-07	57,836.36	50.09	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
685	12 months PH	B	A	A	✗	✓	✓
RISK.37 - Principal Borrower no longer resides: Noted correspondence address for borrower 1. Unauthorised let noted in system in 2012, noted breach issued in July 2013 as unable to obtain consent to let authority documents from both borrowers. At that time borrower 1 dealing with lender unable to verify and change correspondence address for borrower 2. No additional follow up noted by lender since 2013 when property was to be put up for sale. Current payments up to date.

RISK.36 - Borrower whereabouts unknown: No current address details held for borrower 2.  Unauthorised let noted in system in 2012, noted breach issued in July 2013 as unable to obtain consent to let authority documents from both borrowers. At that time Borrower 1 dealing with lender unable to verify and change correspondence address for borrower 2. No additional follow up noted by lender since 2013 when property was to be put up for sale. Current payments up to date.

RISK.66 - Unauthorised Tenancy: Unauthorised let noted in system in 2012, noted breach issued in July 2013 as unable to obtain consent to let authority documents from both borrowers. At that time borrower 1 dealing with lender unable to verify and change address for borrower 2. No additional follow up noted by lender since 2013 when property was to be put up for sale. Current payments up to date.
											✓	✓		CLS	UFSS	Mortgage Express	103,000.00	3-Jul-07	240	31-Jul-27	Purchase	89.57	5.59	Interest Only	Investment	N	N	Live	104,583.89	104,583.89	Interest Only	Investment	2.25	104,583.89	Tracker	196.1	2.00	Y	N		Employed	Employed	20,000.00	12,000.00	Semi Detached House	1890	Freehold	0	N	1st	115,000.00	115,000.00	17-May-07	Physical	115,000.00	17-May-07	125,850.75	83.1	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
686	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	66,000.00	3-Jul-07	360	31-Jul-37	Purchase	98.51	6.19	Repayment	Repayment	N	N	Live	50,895.83	50,895.83	Repayment	Repayment	2.25	50,995.87	Tracker	263.19	2.00	N	N		Employed		24,000.00		Flat or Apartment	0	Feudal	0	N	1st	66,000.00	67,000.00	27-Jun-07	Physical	67,000.00	27-Jun-07	64,329.81	79.12	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
687	12 months PH	B	A	A	✗	✓	✓
RISK.37 - Principal Borrower no longer resides: Noted mail returned gone away in September 2015 and 2016, this was not followed up by lender. Noted advised by Borrower 1 in 2010 that Borrower 2 had moved out of property in 2008. All subsequent contacts have been with Borrower 1. Noted correspondence address added for borrower 1 in December 2014 as borrower working abroad confirmed property had been empty in 2013. No current information held on current occupancy of loan property address, no current adverse effect as payments being made.

RISK.38 - Joint Borrower no longer resides: Advised by Borrower 1 in 2010 at the time of Borrower 2 bankruptcy that Borrower 2 had left property in 2008. Request to make transfer of equity and remove Borrower 2 was declined in 2010 due to missed payments and arrears at that time. There is no up to date correspondence address for Borrower 2. Current payments are being made on the loan.
											✓	✓	RISK.30 - BKO / IVA Post-Completion: Bankruptcy advised for borrower 25th January 2010, noted arrears and missed payments in 2014. Payments made from November 2014 have been made without missed payments historic arrears and missed payments between July 2009 and 2010 and isolated late payments in March 2013, September 2014 and November 2014. Advised by borrower 1 in 2010 that borrower 2 no longer living at property. No current impact on loan.	CLS	UFSS	Mortgage Express	147,000.00	5-Jul-07	420	31-Jul-42	Purchase	98.00	6.09	Repayment	Repayment	N	N	Live	128,114.04	128,114.04	Repayment	Repayment	2.25	128,114.04	Tracker	557.36	2.00	N	N		Employed	Other	21,000.00	30,000.00	Flat or Apartment	2007	Leasehold	999	N	1st	150,000.00	150,000.00	13-Jun-07	Physical	150,000.00	13-Jun-07	152,587.49	83.96	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			IO to REP	3-May-12	Switch to Repayment	3-May-12
Borrower request to switch from Repayment to interest only 18th June 2009, no reasons noted on file.
Change from Interest only to repayment as part of switch back project. Letters of confirmation sent to borrowers to confirm on both occasions of change.
																																																																																										N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
688	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	94,500.00	20-Jul-07	300	31-Jul-32	Purchase	90.00	5.79	Repayment	Repayment	N	N	Live	50,893.80	50,893.80	Repayment	Repayment	2.25	67,490.84	Tracker	332.56	2.00	Y	N		Employed		27,000.00		Flat or Apartment	1920	Leasehold	999	N	1st	105,000.00	105,000.00	30-Mar-07	Physical	105,000.00	30-Mar-07	143,649.56	35.43	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
689	12 months PH	B	A	A	✗	✓	✓
RISK.66 - Unauthorised Tenancy: Noted change of address for borrower November 2013, correspondence address held, previous mail returned gone away to loan address. Noted borrowers stated employment on application is property developer. Note 7th May 2015 borrower not living at property, breach letter sent. Second Breach letter sent 5th June 2015, no response received from borrower. No further information held. Current payments being met.

RISK.37 - Principal Borrower no longer resides: Noted change of address for Borrower November 2013, correspondence address held, previous mail returned gone away to loan address. Note 7th May 2015 borrower not living at property, breach letter sent. Second Breach letter sent 5th June 2015, no response received from borrower. No further information held. Current payments being met.
											✓	✓		CLS	UFSS	Mortgage Express	225,000.00	6-Jul-07	240	31-Jul-27	Purchase	80.36	6.69	Interest Only	Investment	N	N	Live	225,855.15	225,855.15	Interest Only	Investment	1.44	225,855.15	Tracker	271.03	1.19	Y	N		Self-Employed		120,000.00		Flat or Apartment	2007	Leasehold	999	N	1st	250,000.00	280,000.00	28-Jun-07	Physical	280,000.00	28-Jun-07	395,081.02	57.17	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
690	12 months PH	B	B	A	✗	✗	✓
RISK.41 - Complaint (not PPI): Borrower 1 complaint in July 2016 unhappy that Borrower 2 had cleared arrears as she wished property to be repossessed as she had not lived at the property for 3 years. A previous complaint in December 2015 rejected as Borrower was unhappy that failure of previous arrangement to pay had resulted in arrears fees being charged. Arrears cleared in September 2016.

RISK.37 - Principal Borrower no longer resides: Borrower 1 moved out of address in 2013 following breakdown of relationship with Borrower 2, correspondence address held. Noted that Borrower 1 is looking for sale or repossession of the property and Borrower 2 is responsible for payments to property. Arrears cleared September 2016 current payments being made. Borrower 1 aware she is still liable for loan.

RISK.21 - Vulnerability - Physical health: Borrower 2, who has assumed responsibility of loan after Borrower 1 moved out, had an accident at work injuring spine and discs in back in October 2013. There was a prolonged period of treatment and rehabilitation. Unable to work as self employed builder resulted in missed payments and arrears. Borrower now returned to work and arrears cleared September 2016.
									PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debit collected 30th August 2016 was returned 31st August 2016 due to borrower being paid 4 weekly and a delay to tax credits receive however, a Card payment was taken of 275.91 on 2nd September 2016 to bring this up to date. Previous arrears totalling 3305.59 in June 2016 were cleared by card payments of 3000 and 305.59 on 17th June 2016 and 20th June 2016.		✗	✓
RISK.30 - BKO / IVA Post-Completion: IVA noted for Borrower 1 no full details given in lenders note dated 13th June 2011. Borrower 1 has subsequently left property, Borrower 2 assuming responsibility for loan. Missed payments and arrears seen from 2013 with all arrears being cleared in September 2016.

INFO.04 - Reperforming case servicing notes: Account went 11 months in arrears in June 2016. Arrears accrued as a result of borrower 1 leaving the property and resultant reduced income. This was then further complicated by a work accident in October 2013 which required borrower 2 to undergo extensive rehabilitation and unable to earn from self employment as a builder. Account was brought up to date by way of two separate card payments in June 2016 to clear the full arrears. Fees of 40 were charged monthly for a total of 240 in 2016, 320 in 2015, 280 in 2014 and 400 in 2013, until the account was brought back up to date in June 2016. In addition to this, further fees for legal costs of 228.00 were applied on 6th July 2016 and a further 565.00 on 31st May 2016 following the instruction of Solicitors for Litigation proceedings. Two additional fees of 54.00 were charged on 13th and 21st May 2015 in respect of field agents fees. Total fees of 36.50 were also charged for unpaid Direct Debits in the 36 month period. All charges applied to the account appear to be in line with lenders policy. All collections activity appropriate and within policy.
														CLS	UFSS	Mortgage Express	127,800.00	9-Jul-07	300	31-Jul-32	Purchase	90.00	6.19	Interest Only	Investment	N	N	Live	130,677.48	130,677.48	Interest Only	Investment	2.25	130,677.48	Tracker	245.02	2.00	Y	N		Employed	Self-Employed	30,000.00	28,000.00	Semi Detached House	1954	Freehold	0	N	1st	142,000.00	142,000.00	26-Jun-07	Physical	142,000.00	26-Jun-07	139,652.53	93.57	0.00	0	Direct Debit	Paying	No Current Arrears	Reduced Income	No ATP	No Active ATP	No ATP								0			None				N					None			Y	Solicitors instructed and legal costs paid May and June 2016, action suspended as lump sum of 3000 received 17th June 2016 to reduce arrears and borrower cleared remaining arrears 20th June 2016.						✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
691	12 months PH	B	A	A	✗	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: Original loan opening date was 2nd August 2007. Change from repayment to interest only was made soon after on 14th September 2007, no additional notes on file and no indication of an appropriate repayment vehicle in place. Borrower contacted in 2015 and advised had savings and would consider switch to repayment or overpayments. no further action taken.			✓	✓		CLS	UFSS	Mortgage Express	194,000.00	2-Aug-07	300	31-Aug-32	Purchase	86.22	6.19	Repayment	Repayment	N	N	Live	195,928.94	195,928.94	Interest Only	Unknown	2.25	195,928.94	Tracker	367.37	2.00	Y	N		Employed		51,000.00		Terraced House	1938	Freehold	0	N	1st	225,000.00	225,000.00	8-Jun-07	Physical	225,000.00	8-Jun-07	317,475.82	61.71	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	14-Sep-07	Switch to Interest Only	14-Sep-07	Borrower changed from repayment to interest only within 6 weeks of the opening of the loan. No additional details given in notes or evidence of appropriate repayment vehicle	N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
692	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	110,000.00	12-Jul-07	300	31-Jul-32	Remortgage	89.43	5.79	Interest Only	Investment	N	N	Live	111,680.05	111,680.05	Interest Only	Investment	2.25	111,680.05	Tracker	209.4	2.00	Y	N		Self-Employed	Employed	34,300.00	24,500.00	Terraced House	1913	Freehold	0	N	1st	123,000.00	123,000.00	29-Mar-07	Physical	123,000.00	29-Mar-07	168,275.20	66.37	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
693	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	121,500.00	13-Jul-07	300	31-Jul-32	Remortgage	90.00	5.44	Repayment	Repayment	N	N	Live	109,565.37	109,565.37	Interest Only	Investment	2.25	119,837.37	Tracker	207.7	2.00	Y	N		Self-Employed	Unknown	82,547.00	0.00	Semi Detached House	1996	Freehold	0	N	1st	135,000.00	135,000.00	24-Apr-07	Physical	135,000.00	24-Apr-07	137,328.74	79.78	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	10-Dec-08	Switch to Interest Only	10-Dec-08
Loan opened 13th July 2007, borrowers switched to interest only 10th December 2008, no details given on notes. Noted borrowers making monthly overpayments and currently overpaid under Choices scheme of 10272.00
																																																																																										N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
694	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	85,500.00	13-Jul-07	300	31-Jul-32	Purchase	90.00	5.59	Interest Only	Investment	N	N	Live	86,072.91	86,072.91	Interest Only	Investment	2.25	86,072.91	Tracker	161.39	2.00	Y	N		Self-Employed		29,552.00		Terraced House	1911	Freehold	0	N	1st	95,000.00	95,000.00	31-May-07	Physical	95,000.00	31-May-07	103,963.66	82.79	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
695	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Noted late payment in March 2017, direct debit rejected 21st March 2017, card payment made 30th March 2017. Direct debit was cancelled by bank as borrower using personal account for business. Card payment made in April mas made prior to required date and direct debit mandate reset from May 2017.		✓	✓		CLS	UFSS	Mortgage Express	220,000.00	16-Jul-07	240	31-Jul-27	Remortgage	89.80	5.79	Interest Only	Investment	N	N	Live	224,574.47	224,574.47	Interest Only	Investment	2.25	224,574.47	Tracker	421.08	2.00	Y	N		Self-Employed		78,950.00		Flat or Apartment	1930	Leasehold	148	N	1st	245,000.00	245,000.00	14-Mar-07	Physical	245,000.00	14-Mar-07	372,457.03	60.3	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			Y
Noted that court hearing date set by solicitors for 19th October 2009 and witness statement served to borrower 9th October 2009. Borrower paid arrears in full by cheque payment of 1077.59 on the 12th October 2009. Court hearings suspended to lapse in October 2010 if not reinstated. No further action taken
																																																																																																	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
696	12 months PH	B	A	A	✗	✓	✓	RISK.41 - Complaint (not PPI): Complaint received 24th April 2017 regarding capital payment made by borrower of 10000 on 22nd December 2016. Requested that term be amended to 13 years and 6 months. Amendment not made, Complaint was upheld and amendments carried out to correct. A compensation amount of 100 was agreed and paid to borrower 19th May 2017.			✓	✓		CLS	UFSS	Mortgage Express	245,655.00	16-Jul-07	300	21-Dec-29	Purchase	90.00	5.44	Repayment	Repayment	N	N	Live	152,977.15	152,977.15	Repayment	Repayment	2.25	152,977.15	Tracker	1138.08	2.00	Y	N		Self-Employed		62,400.00		Terraced House	1960	Freehold	0	N	1st	272,950.00	272,950.00	30-Apr-07	Physical	272,950.00	30-Apr-07	385,133.44	39.72	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
697	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	108,000.00	16-Jul-07	276	31-Jul-30	Remortgage	90.00	5.59	Interest Only	Investment	N	N	Live	90,407.99	90,407.99	Interest Only	Investment	2.25	104,307.99	Tracker	171.22	2.00	Y	N		Self-Employed	ND	75,000.00	75,000.00	Semi Detached House	1930	Freehold	0	N	1st	120,000.00	120,000.00	24-May-07	Physical	120,000.00	24-May-07	122,070.00	74.06	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
698	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	220,500.00	18-Jul-07	300	31-Jul-32	Purchase	90.00	5.99	Interest Only	Investment	N	N	Live	221,343.86	221,343.86	Interest Only	Investment	2.25	221,343.86	Tracker	415.03	2.00	Y	N		Self-Employed		65,000.00		Semi Detached House	1935	Freehold	0	N	1st	245,000.00	245,000.00	19-Mar-07	Physical	245,000.00	19-Mar-07	372,457.03	59.43	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
699	12 months PH	B	A	A	✗	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: Loan opened August 2007, loan switched to interest only in January 2008 no additional notes on file. No repayment vehicle for outstanding capital noted. Borrowers contacted by telephone in June 2016 as part of lenders interest only campaign. Borrowers confirmed no current repayment vehicle in place and intended to sell property to clear outstanding capital balance.			✓	✓		CLS	UFSS	Mortgage Express	135,000.00	9-Aug-07	276	31-Aug-30	Purchase	85.99	5.59	Repayment	Repayment	N	N	Live	134,080.02	134,080.02	Interest Only	Unknown	2.25	134,080.02	Tracker	251.4	2.00	Y	N		Employed	Unemployed	42,000.00	0.00	Semi Detached House	1950	Freehold	0	N	1st	157,000.00	157,000.00	15-Jun-07	Physical	157,000.00	15-Jun-07	159,708.24	83.95	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	28-Jan-08	Switch to Interest Only	28-Jan-08
Loan opened August 2007, loan switched to interest only in January 2008 no additional notes on file. No repayment vehicle for outstanding capital noted,  no vehicle currently in place, confirmed by borrowers in 2016
																																																																																										N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
700	12 months PH	B	A	A	✗	✓	✓	RISK.36 - Borrower whereabouts unknown: Noted lenders notes 21st July 2010 borrower 2 advises that Borrower 1 no longer living at property following relationship breakdown. No correspondence address held and subsequent traces not updated address. Noted that land registry title dated 27th September 2011 confirms property in sole title of borrower 2. Arrears cleared in 2012 and current payments made up to date			✓	✓		CLS	UFSS	Mortgage Express	240,300.00	19-Jul-07	300	31-Jul-32	Purchase	90.00	5.59	Interest Only	Investment	N	N	Live	245,586.46	245,586.46	Interest Only	Investment	2.25	245,586.46	Tracker	460.48	2.00	Y	N		Self-Employed	Self-Employed	50,000.00	30,000.00	Semi Detached House	1935	Freehold	0	N	1st	267,000.00	267,000.00	25-May-07	Physical	267,000.00	25-May-07	341,661.11	71.88	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			Y	Judgement order obtained 11th January 2011 Warrant authorised 19th April 2012 action postponed full arrears cleared 26th April 2012	6960.4	19-Jan-11	26-Oct-11	SPO obtained on payment of CMS plus 705.67 dated 19th January 2011. SPO suspended as borrowers cleared arrears by making card payment of 6298.63 on 26th April 2012.		✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
701	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	187,650.00	19-Jul-07	300	31-Jul-32	Purchase	90.00	5.99	Interest Only	Investment	N	N	Live	189,731.00	189,731.00	Interest Only	Investment	2.25	189,731.00	Tracker	355.75	2.00	Y	N		Self-Employed		57,500.00		Semi Detached House	1955	Freehold	0	N	1st	208,500.00	208,500.00	1-Jun-07	Physical	208,500.00	1-Jun-07	266,802.78	71.11	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
702	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	80,000.00	20-Jul-07	240	31-Jul-27	Purchase	55.17	5.24	Repayment	Repayment	N	N	Live	47,398.26	47,398.26	Repayment	Repayment	2.25	47,398.26	Tracker	438.2	2.00	Y	N		Self-Employed	Employed	23,000.00	12,500.00	Semi Detached House	1935	Freehold	0	N	1st	145,000.00	145,000.00	8-May-07	Physical	145,000.00	8-May-07	147,501.24	32.13	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
703	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Partial payment in August 2016, however max. arrears 0.06 in August 2016; current CMS 304.67, paying 305, slowly clearing arrears.		✓	✓		CLS	UFSS	Mortgage Express	162,000.00	23-Jul-07	300	31-Jul-32	Remortgage	98.18	6.29	Interest Only	Investment	N	N	Live	162,488.29	162,488.29	Interest Only	Investment	2.25	162,488.29	Tracker	304.67	2.00	N	N		Other		63,700.00		Semi Detached House	1987	Freehold	0	N	1st	165,000.00	165,000.00	25-Jun-07	Physical	165,000.00	25-Jun-07	211,138.89	76.96	19.66	0	Bank Payment	Paying	Decrease	Reduced Income	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
704	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	110,500.00	26-Jul-07	300	31-Jul-32	Purchase	85.00	6.49	Repayment	Repayment	N	N	Live	60,163.07	60,163.07	Repayment	Repayment	1.24	60,163.07	Tracker	364.61	0.99	Y	N		Employed		49,500.00		Terraced House	1936	Freehold	0	N	1st	130,000.00	130,000.00	21-May-07	Physical	130,000.00	21-May-07	127,850.91	47.06	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
705	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	107,950.00	26-Jul-07	300	31-Jul-32	Purchase	90.00	5.94	Interest Only	Investment	N	N	Live	109,615.83	109,615.83	Interest Only	Investment	2.25	109,615.83	Tracker	205.53	2.00	Y	N		Employed		48,000.00		Maisonette	1986	Freehold	0	N	1st	119,950.00	119,950.00	26-Jun-07	Physical	119,950.00	26-Jun-07	153,491.57	71.41	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
706	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.25 - KYC Missing - Known: File build checklist confirms this is not available. MISS.27 - Evidence of Income missing - Known: File build checklist confirms this is not available. Proof of income missing for borrower two only. MISS.28 - CoT Missing / Request for funds - Known: File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	140,000.00	27-Jul-07	300	31-Jul-32	Purchase	99.29	5.89	Interest Only	Investment	N	N	Live	135,542.47	135,542.47	Interest Only	Investment	2.25	141,046.44	Tracker	254.15	2.00	N	N		Employed	Employed	35,000.00	13,500.00	Semi Detached House	1930	Freehold	0	N	1st	141,000.00	141,000.00	14-May-07	Physical	141,000.00	14-May-07	138,669.06	97.75	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✗	✓	✓	✓
707	12 months PH	B	B	A	✗	✗	✓	RISK.24 - Vulnerability - Lack of English skills: The lender spoke with the sole borrower on the 18th January 2017 and added a note to their system indicating that the borrowers understanding of English is limited. This does not tie in with her self-certified income of 55000 as a self-employed IT consultant on the application form dated 7th June 2007. The account is currently up to date although the account has been 2 months in arrears in the last 12 months.	PAY.03 - New arrears >1mth in past 12mths: No payments were received in November and December 2016 following the direct debit being returned unpaid. The arrears were cleared in full by bank payment along with the January 2017 payment on 19th January 2017. The direct debit for March 2017 was returned unpaid but paid upon representation on the 24th March 2017. Payments have been maintained by direct debit since.		✓	✓		CLS	UFSS	Mortgage Express	211,300.00	27-Jul-07	360	31-Jul-37	Purchase	89.91	5.89	Interest Only	Investment	N	N	Live	213,871.49	213,871.49	Interest Only	Investment	2.25	213,871.49	Tracker	401.01	2.00	Y	N		Self-Employed		55,000.00		Semi Detached House	1960	Freehold	0	N	1st	237,000.00	235,000.00	28-Jun-07	Physical	235,000.00	28-Jun-07	300,712.96	71.12	0.00	0	Direct Debit	Paying	No Current Arrears	Financial Mismanagement	No ATP	No Active ATP	No ATP					29-Dec-16		Field agent instructed on 29th December 2016 as two months' in arrears and no contact. Cancelled following full payment of arrears by bank payment on 19th January 2017.	0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
708	12 months PH	B	A	A	✗	✓	✓	RISK.63 - Other Occupants: The borrower stated on the application at the time of application in July 2007 that he was married but there were no additional occupants over the age of 17 on the application form. As such there is no condition in the offer dated 25th July 2007 regarding other occupants. If the spouse has been resident since completion then she may have occupancy rights.			✓	✗	MISS.25 - KYC Missing - Known: File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	186,000.00	27-Jul-07	300	31-Jul-32	Purchase	82.67	6.74	Interest Only	Investment	N	N	Live	186,851.69	186,851.69	Interest Only	Investment	1.24	186,851.69	Tracker	193.08	0.99	Y	N		Employed		52,960.00		Flat or Apartment	1970	Leasehold	125	N	1st	219,000.00	225,000.00	6-Jul-07	Physical	225,000.00	6-Jul-07	315,100.98	59.3	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓
709	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	155,250.00	30-Jul-07	300	31-Jul-32	Purchase	88.71	5.59	Interest Only	Endowment	N	N	Live	156,725.81	156,725.81	Interest Only	Endowment	2.25	157,540.66	Tracker	293.87	2.00	Y	N		Self-Employed	Employed	56,500.00	8,500.00	Detached House	1975	Freehold	0	N	1st	172,500.00	175,000.00	4-May-07	Physical	175,000.00	4-May-07	189,879.85	82.54	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
710	12 months PH	A	A	B	✓	✓	✗			COLL.07 - Other servicing issue: Since June 2011, post has been returned to the lender. The joint borrower rang in on the 4th July 2012 and asked for a redemption statement. She was advised to send in proof of address. The problem appears to be that because the property was a new build it originally had a plot number. The address of the mortgaged property has been changed on the system but not the correspondence address. This should be changed on the system in line with the mortgaged property address.	✓	✓		CLS	UFSS	Mortgage Express	234,000.00	30-Jul-07	300	31-Jul-32	Purchase	90.00	6.24	Interest Only	Investment	N	N	Live	235,362.03	235,362.03	Interest Only	Investment	2.25	235,362.03	Tracker	441.31	2.00	Y	N		Self-Employed	Employed	103,000.00	21,000.00	Flat or Apartment	2007	Leasehold	250	N	1st	277,500.00	260,000.00	12-Jul-07	Physical	260,000.00	12-Jul-07	254,377.95	92.52	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
711	12 months PH	B	A	A	✗	✓	✓	RISK.25 - Vulnerability - Other: The account was marked by the lender as vulnerable on the 2nd April 2016 as the borrower has a child with a medical condition. The borrower is currently being assisted with payments by the DWP. RISK.32 - DWP payments: The DWP are paying 389.04 every four weeks and the borrower is paying 625 by bank payment monthly. The DWP have been making payments of some value since 20th February 2014. The joint payments are currently covering the total monthly payment of 1014.60 and the account is currently 999.76 in credit.			✓	✓		CLS	UFSS	Mortgage Express	203,000.00	2-Aug-07	300	31-Aug-32	Purchase	100.00	5.99	Repayment	Repayment	Y	N	Live	156,323.86	156,323.86	Repayment	Repayment	2.25	156,323.86	Tracker	1014.6	2.00	N	N		Employed		51,000.00		Flat or Apartment	1965	Leasehold	149	N	1st	203,000.00	203,000.00	12-Apr-07	Physical	203,000.00	12-Apr-07	286,433.74	54.58	0.00	0	Other Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			Temp switch to Part and Part
The account was switched to part/part with an interest only balance of 96000 at the request of the borrower on the 31st March 2015 as the borrower was struggling with payments as she had been on maternity leave, was now ill and unable to work. The CMS reduced to 640.70. The account has been regularly reviewed and was switched back to repayment on 2nd April 2016 following attempts to contact the borrower. The account has been maintained since partly by the borrower and partly by the DWP.
																																																																																		N			PAP to REP	12-Apr-16	Switch to Repayment	12-Apr-16
The account was switched to part/part with an interest only balance of 96000 at the request of the borrower on the 31st March 2015 as the borrower was struggling with payments as she had been on maternity leave, was now ill and unable to work. The CMS reduced to 640.70. The account has been regularly reviewed and was switched back to repayment on 2nd April 2016 following attempts to contact the borrower. The account has been maintained since partly by the borrower and partly by the DWP.
																																																																																										N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
712	12 months PH	B	A	A	✗	✓	✓
RISK.66 - Unauthorised Tenancy: The property appears to have been let without the lenders consent since the January 2013. The borrower has not responded to the lenders breach letters of 29th July 2015 or 19th August, It is not known who now resides at the property. No letters have been sent since. There is a warning on the system to indicate that the borrower may be living at a BTL property but this has not been followed up on this account. There is an alternative correspondence address on the system. All payments have been maintained and this has had any affect on the performance of the loan.

RISK.37 - Principal Borrower no longer resides: The borrower has not been resident in the mortgaged property since January 2013. There is a correspondence address on the system which it is stated is a BTL property. The payments have been maintained.
											✓	✓		CLS	UFSS	Mortgage Express	137,750.00	3-Aug-07	300	31-Aug-32	Purchase	95.00	5.99	Interest Only	Investment	N	N	Live	138,795.13	138,795.13	Interest Only	Investment	2	138,795.13	Tracker	231.33	1.75	N	N		Employed		38,800.00		Semi Detached House	1997	Feudal	0	N	1st	145,000.00	145,000.00	18-Jul-07	Physical	145,000.00	18-Jul-07	139,051.58	99.82	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
713	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	224,100.00	8-Aug-07	300	31-Aug-32	Purchase	90.00	6.54	Interest Only	Investment	N	N	Live	225,640.86	225,640.86	Interest Only	Investment	2.25	225,640.86	Tracker	423.08	2.00	Y	N		Self-Employed		83,680.00		Detached House	1995	Freehold	0	N	1st	249,000.00	249,000.00	10-Jul-07	Physical	249,000.00	10-Jul-07	252,875.81	89.23	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
714	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	160,650.00	9-Aug-07	300	31-Aug-32	Purchase	90.00	4.99	Interest Only	Investment	N	N	Live	161,266.60	161,266.60	Interest Only	Endowment	2.25	161,266.60	Tracker	302.38	2.00	Y	N		Self-Employed		47,000.00		Terraced House	1984	Freehold	0	N	1st	178,500.00	178,500.00	3-Jul-07	Physical	178,500.00	3-Jul-07	226,526.17	71.19	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
715	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	114,000.00	9-Aug-07	420	31-Aug-42	Purchase	103.64	4.99	Repayment	Repayment	Y	N	Live	93,483.51	93,483.51	Repayment	Repayment	2.25	93,483.51	Tracker	405.69	2.00	N	N		Employed		40,000.00		Semi Detached House	1950	Freehold	0	N	1st	110,000.00	110,000.00	1-May-07	Physical	110,000.00	1-May-07	108,181.54	86.41	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
716	12 months PH	B	A	A	✗	✓	✓
RISK.32 - DWP payments: The DWP have been making payments since 30th April 2014. The current monthly payment is 305.37 and the DWP pay 390.88 every four weeks. There is a credit balance on the account of 3383.01. The borrowers are making no payments themselves.

RISK.20 - Vulnerability - Mental health: There is a notice of vulnerability due to mental health issues on the system in respect of the principal borrower dated 12th April 2013 as the second borrower had walked out and left him and their 3 children. At the time he was in therapy and had a carer to assist him. Payments are not currently affected as the full interest payment is made by the DWP and the account is currently in credit. The second borrower no longer resides and there is a correspondence address for her on the system.

RISK.38 - Joint Borrower no longer resides: Principal borrower advised that the second borrower had left the property on 12th April 2013. There is a correspondence for her on file. Payments are not currently affected as a payment in excess of the contractual monthly interest payment is being made by the DWP and the account is in credit.
											✓	✓	RISK.30 - BKO / IVA Post-Completion: Principal borrower declared bankrupt on or around 16th July 2009. Second borrower declared bankrupt on or around 28th October. Nothing current on the HMLR search. Principal borrowers likely to be in respect of business. Second borrower was employed at the time of application. No further details on system notes. Payments of interest are not currently affected as interest is being paid in full by the DWP and the account is in credit.	CLS	UFSS	Mortgage Express	161,452.00	9-Aug-07	300	31-Aug-32	Purchase	95.00	6.44	Interest Only	Investment	N	N	Live	161,565.21	161,565.21	Interest Only	Investment	2.25	161,565.21	Tracker	303.4	2.00	Y	N		Self-Employed	Employed	55,000.00	14,000.00	Terraced House	1900	Freehold	0	N	1st	169,950.00	169,950.00	29-Jun-07	Physical	169,950.00	29-Jun-07	184,400.46	87.62	0.00	0	Other Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			Y	Continued legal action from18th May 2011. Warrant suspended in 2012. Various SPOs. Arrears cleared by overpayments of interest by the DWP and no legal activity in the last 2 years	CMS + 79.27	29-Jan-13	14-Feb-13	Latest SPIO the first month after arrangement.		✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
717	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	130,000.00	10-Aug-07	360	31-Aug-37	Purchase	89.66	5.59	Interest Only	Investment	Y	N	Live	131,978.67	131,978.67	Interest Only	Investment	2.25	131,978.67	Tracker	247.46	2.00	Y	N		Employed		28,000.00		Semi Detached House	1973	Freehold	0	N	1st	145,000.00	145,000.00	11-Jun-07	Physical	145,000.00	11-Jun-07	155,740.74	84.74	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
718	12 months PH	A	A	A	✗	✓	✓				✓	✓	RISK.30 - BKO / IVA Post-Completion: Sole borrower made bankrupt on or around 7th January 2010. No other details on system but likely to be for personal debt as the borrower was employed at the time of application in June 2007. The borrower was making overpayments at the time and the payment of interest have not been affected since. The borrower has reduced the capital balance by 16379. The trustee in bankruptcy was advised of the overpayments being made on an annual basis between 2010 and 2012. There is nothing relating to the bankruptcy on HMLR search on file dated 27th July 2017.	CLS	UFSS	Mortgage Express	111,600.00	10-Aug-07	240	31-Aug-27	Purchase	89.28	5.94	Interest Only	Investment	N	N	Live	96,275.03	96,275.03	Interest Only	Investment	2.25	112,654.03	Tracker	182.98	2.00	Y	N		Employed		42,000.00		Semi Detached House	1950	Freehold	0	N	1st	124,000.00	125,000.00	25-Jun-07	Physical	125,000.00	25-Jun-07	122,933.57	78.31	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
719	12 months PH	B	A	A	✗	✓	✓
RISK.66 - Unauthorised Tenancy: The borrowers indicated to the lender that the property was let as far back as March 2011. They were sent a letting pack to complete but this was not returned. Post was returned to the lender marked gone-away on the 13th October 2015 which would further indicate that the borrowers are no longer resident. Payments have been maintained and the mortgage takes precedence over any unauthorised tenancy.

RISK.36 - Borrower whereabouts unknown: Post was returned to the lender marked gone away on the 13th October 2015. There is no correspondence address on file for either borrower. A lettings pack was sent to the borrowers on the 28th March 2011 but this was not returned. Payments have been maintained.
											✓	✓		CLS	UFSS	Mortgage Express	122,395.00	13-Aug-07	360	31-Aug-37	Purchase	85.00	5.64	Interest Only	Investment	N	N	Live	124,259.06	124,259.06	Interest Only	Investment	2.25	124,259.06	Tracker	232.99	2.00	Y	N		Employed	Employed	24,350.00	19,600.00	Flat or Apartment	0	Leasehold	150	N	1st	144,000.00	144,000.00	23-May-07	Physical	144,000.00	23-May-07	184,266.67	67.43	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
720	12 months PH	B	A	A	✗	✓	✓	RISK.63 - Other Occupants: The borrower stated on the application at the time of application in June 2007 that he was married but there were no additional occupants over the age of 17 declared on the application form. As such there is no condition in the offer dated 23rd June 2007 regarding other occupants. If the spouse has been resident since completion then she may have occupancy rights.			✓	✓		CLS	UFSS	Mortgage Express	210,000.00	13-Aug-07	300	31-Aug-32	Purchase	64.91	5.39	Interest Only	Investment	N	N	Live	197,080.66	197,080.66	Interest Only	Investment	2.25	203,408.38	Tracker	370	2.00	Y	N		Self-Employed		57,000.00		Semi Detached House	1939	Freehold	0	N	1st	323,500.00	323,500.00	12-Jun-07	Physical	323,500.00	12-Jun-07	354,023.63	55.67	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
721	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	112,500.00	13-Aug-07	300	31-Aug-32	Purchase	90.00	5.69	Interest Only	Investment	N	N	Live	93,646.47	93,646.47	Interest Only	Investment	2.25	93,646.47	Tracker	175.59	2.00	Y	N		Employed		35,000.00		Flat or Apartment	1985	Leasehold	125	N	1st	125,000.00	125,000.00	10-Jul-07	Physical	125,000.00	10-Jul-07	158,631.77	59.03	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
722	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	185,400.00	14-Aug-07	300	31-Aug-32	Purchase	90.00	5.59	Interest Only	Investment	N	N	Live	188,253.23	188,253.23	Interest Only	Investment	2.25	188,253.23	Tracker	352.98	2.00	Y	N		Self-Employed		59,957.00		Flat or Apartment	1965	Leasehold	125	N	1st	206,000.00	206,000.00	16-May-07	Physical	206,000.00	16-May-07	290,666.75	64.77	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
723	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	144,000.00	16-Aug-07	300	31-Aug-32	Purchase	90.00	7.75	Interest Only	Investment	N	N	Live	144,505.96	144,505.96	Interest Only	Endowment	2.25	144,505.96	Tracker	270.95	2.00	Y	N		Employed	Employed	30,000.00	18,000.00	Terraced House	1970	Freehold	0	N	1st	160,000.00	160,000.00	24-May-07	Physical	160,000.00	24-May-07	175,096.69	82.53	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
724	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	238,500.00	16-Aug-07	300	31-Aug-32	Purchase	90.00	5.99	Interest Only	Investment	Y	N	Live	240,522.57	240,522.57	Interest Only	Investment	2.25	240,522.57	Tracker	450.99	2.00	Y	N		Self-Employed		63,000.00		Terraced House	1975	Freehold	0	N	1st	265,000.00	265,000.00	24-May-07	Physical	265,000.00	24-May-07	373,915.97	64.33	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
725	12 months PH	B	A	A	✗	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: The mortgage was converted on to an interest only basis on 9th February 2009. There is nothing on the file or system to indicate that a suitable repayment vehicle was discussed, noted or proven. The principal borrower advised in 2010 that there was an endowment in place but this was not advised at the time of conversion to interest only.			✓	✓		CLS	UFSS	Mortgage Express	337,455.00	16-Aug-07	300	31-Aug-32	Purchase	89.99	5.94	Repayment	Repayment	N	N	Live	329,200.88	329,200.88	Interest Only	Unknown	2.25	329,200.88	Tracker	617.26	2.00	Y	N		Self-Employed	Employed	85,000.00	30,000.00	Semi Detached House	1935	Freehold	0	N	1st	374,950.00	375,000.00	21-Jun-07	Physical	375,000.00	21-Jun-07	479,861.11	68.6	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	9-Feb-09	Switch to Interest Only	9-Feb-09
The original application states that the mortgage was to be on an interest only basis but the offer dated 9th August 2007 was on a repayment basis. The borrowers then rang and asked for the mortgage to be put on an interest only and this was done on the 9th February 2009. There is no evidence that the repayment vehicle details were requested or proven.
																																																																																										N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
726	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	93,000.00	17-Aug-07	420	31-Aug-42	Purchase	103.34	5.99	Repayment	Repayment	N	N	Live	76,481.69	76,481.69	Repayment	Repayment	2.25	76,481.69	Tracker	331.91	2.00	N	N		Employed	Employed	18,500.00	23,100.00	Terraced House	1970	Freehold	0	N	1st	89,995.00	89,995.00	18-Apr-07	Physical	89,995.00	18-Apr-07	91,547.41	83.54	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
727	12 months PH	B	A	A	✗	✓	✓	RISK.36 - Borrower whereabouts unknown: Post has been returned from in 10th May 2017. Payments are being maintained. No further notes after this time. The Borrower had confirmed in August 16 that he was in occupation but this is questionable.			✓	✓		CLS	UFSS	Mortgage Express	99,000.00	17-Aug-07	300	31-Aug-32	Purchase	90.00	5.89	Interest Only	Investment	N	N	Live	100,226.99	100,226.99	Interest Only	Investment	2.25	100,226.99	Tracker	187.93	2.00	Y	N		Self-Employed		265,000.00		Semi Detached House	1960	Freehold	0	N	1st	110,000.00	110,000.00	4-Jun-07	Physical	110,000.00	4-Jun-07	120,378.98	83.26	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP					20-Oct-14		The field agent confirmed that the property is tenanted. No contact established with borrower on any number provided.	0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
728	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	148,500.00	17-Aug-07	300	31-Aug-32	Purchase	90.00	5.59	Interest Only	Investment	Y	N	Live	137,637.66	137,637.66	Interest Only	Investment	2.25	149,737.66	Tracker	258.64	2.00	Y	N		Self-Employed		48,725.00		Flat or Apartment	1900	Leasehold	103	N	1st	165,000.00	165,000.00	29-Jun-07	Physical	165,000.00	29-Jun-07	211,138.89	65.19	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
729	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.29 - All documents missing - Known: File build checklist confirms no documents are available. Only document available is HMLR search which was carried out on the 27th July 2017. All other information obtained from system or marked as not applicable.	CLS	UFSS	Mortgage Express	70,000.00	21-Aug-07	300	31-Aug-32	Purchase	73.68	5.44	Repayment	Repayment	N	N	Live	49,641.22	49,641.22	Repayment	Repayment	2.25	49,641.22	Tracker	322.18	2.00	Y	N		Employed	Unknown	13,950.00	0.00	Terraced House	0	Freehold	0	N	1st	80,000.00	95,000.00	18-May-07	Physical	95,000.00	18-May-07	107,778.29	46.06	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓
730	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	232,750.00	21-Aug-07	300	31-Aug-32	Purchase	95.00	5.99	Interest Only	Investment	Y	N	Live	233,431.78	233,431.78	Interest Only	Investment	2	233,431.78	Tracker	389.06	1.75	N	N		Self-Employed		79,000.00		Terraced House	1930	Freehold	0	N	1st	245,000.00	245,000.00	2-Mar-07	Physical	245,000.00	2-Mar-07	313,509.26	74.46	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
731	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	265,500.00	23-Aug-07	300	31-Aug-32	Purchase	90.00	5.99	Interest Only	Investment	N	N	Live	239,177.93	239,177.93	Interest Only	Investment	2.25	261,501.33	Tracker	450.42	2.00	Y	N		Employed		75,000.00		Flat or Apartment	1900	Leasehold	125	N	1st	295,000.00	295,000.00	2-Jun-07	Physical	295,000.00	2-Jun-07	416,246.07	57.46	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
732	12 months PH	B	A	A	✗	✓	✓
RISK.37 - Principal Borrower no longer resides: Post was returned from the mortgaged property as soon as 4 months after completion. It is not known whether this is because the sole borrower had already moved out (in which case this may have been a backdoor buy to let) or whether the flat number was incorrect. The application and valuation state flat 6 but the HMLR search shows flat 4 .The lender was advised by the borrower of a correspondence address on the 9th October 2010. This address was added on the system but the lender did not ask the borrower what was happening with regards to the mortgaged property. It is not known if the property is let without consent or if it is empty. Payments are being maintained and overpayments to reduce the capital balance are being made.
											✓	✓		CLS	UFSS	Mortgage Express	274,500.00	23-Aug-07	300	31-Aug-32	Purchase	90.00	6.69	Interest Only	Investment	N	N	Live	213,946.56	213,946.56	Interest Only	Investment	1.44	223,906.56	Tracker	256.74	1.19	Y	N		Employed		46,700.00		Flat or Apartment	0	Leasehold	999	N	1st	305,000.00	305,000.00	12-Jun-07	Physical	305,000.00	12-Jun-07	310,261.24	68.96	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
733	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	144,000.00	23-Aug-07	240	31-Aug-27	Purchase	90.00	5.94	Interest Only	Investment	N	N	Live	146,197.23	146,197.23	Interest Only	Unknown	2.25	146,197.23	Tracker	274.12	2.00	Y	N		Employed		45,287.00		Flat or Apartment	1960	Leasehold	99	N	1st	160,000.00	160,000.00	13-Jul-07	Physical	160,000.00	13-Jul-07	203,048.67	72	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
734	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	294,500.00	23-Aug-07	240	31-Aug-27	Purchase	95.00	5.99	Interest Only	Investment	Y	N	Live	295,542.35	295,542.35	Interest Only	Investment	1.75	295,542.35	Tracker	431	1.50	N	N		Employed		106,100.00		Flat or Apartment	1910	Leasehold	125	N	1st	310,000.00	310,000.00	23-Jul-07	Physical	310,000.00	23-Jul-07	434,139.13	68.08	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
735	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	215,500.00	24-Aug-07	156	31-Aug-20	Purchase	59.86	4.99	Interest Only	Investment	N	N	Live	215,957.56	215,957.56	Interest Only	Sale of Property	2.25	215,957.56	Tracker	404.93	2.00	Y	N		Self-Employed		51,400.00		Semi Detached House	1935	Freehold	0	N	1st	360,000.00	360,000.00	10-Jul-07	Physical	360,000.00	10-Jul-07	456,859.50	47.27	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
Loan matures August 2020. Letters sent December 2013, January 2014 and February 2014. The servicer has spoken with the borrower on the 30th June. The property is being sold with a sale price of 628000 so plenty of equity to repay the mortgage.
																																																																																																	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
736	12 months PH	B	B	A	✗	✗	✓	RISK.35 - Authorised Let: The property has not been occupied by the borrower since as far back as 2011 and has been let with the consent of the lender on and off since. There is current consent to let and there is a correspondence address on file. There have been two missed payments in the last 12 months. The reason for the arrears was not ascertained but it may be due to the borrowers reliance on the rental income.	PAY.03 - New arrears >1mth in past 12mths: Direct debit was returned unpaid on the 2nd August and 2nd September 2016 and the payments were not made until a card payment totalling 848.28 was received on the 2nd December 2016. Payments have been made by direct debit since to date and there have been no other issues in the last 12 months. The reason for the arrears not known. The lender made numerous outbound calls to the borrower but no contact was made.		✓	✓		CLS	UFSS	Mortgage Express	69,500.00	24-Aug-07	360	31-Aug-37	Purchase	104.51	6.09	Repayment	Repayment	Y	N	Live	55,564.53	55,564.53	Repayment	Repayment	2.25	55,564.53	Tracker	285.84	2.00	N	N		Employed		19,292.00		Terraced House	1880	Freehold	0	N	1st	66,500.00	66,500.00	25-Jun-07	Physical	66,500.00	25-Jun-07	65,400.66	84.96	0.00	0	Direct Debit	Paying	No Current Arrears	Unknown	No ATP	No Active ATP	No ATP					2-Nov-16		The field agent met with the female occupant who identified herself as the current tenant. She would not provide any details of the tenancy or provide a forwarding address for the borrower. The neighbours were not able to assist.	0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
737	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.27 - Evidence of Income missing - Known: File build checklist confirms this is not available. Proof of income missing for principal borrower only. Employment reference on file for second borrower.	CLS	UFSS	Mortgage Express	130,000.00	24-Aug-07	360	31-Aug-37	Purchase	100.00	6.09	Repayment	Repayment	Y	N	Live	103,541.19	103,541.19	Repayment	Repayment	2.25	103,541.19	Tracker	532.63	2.00	N	N		Employed	Employed	19,825.00	18,250.00	Semi Detached House	1975	Leasehold	99	N	1st	130,000.00	130,000.00	27-Jul-07	Physical	130,000.00	27-Jul-07	122,834.96	84.29	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓
738	12 months PH	B	B	A	✗	✗	✓	RISK.63 - Other Occupants: The Borrower stated on the application at the time of application in July 2007 that he was married but there were no additional occupants over the age of 17 on the application form. As such there is no condition in the offer dated 15th August 2007 regarding other occupants. RISK.55 - Title - Other Charges: Equitable charge in favour of Link Financial Ltd dated 28th June 2010 as evidenced on HMLR search on file.	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: No payment was made in May 2017 but as two payments were made in March 2017 which cleared the arrears balance of 270.84 the account is less than one month in arrears as at the end of June 2017. A bank payment of contractual monthly payment of 445.94 was made on 9th June leaving a current arrears balance of 269.99. No other issues in the last 12 months.		✓	✓		CLS	UFSS	Mortgage Express	233,750.00	30-Aug-07	300	31-Aug-32	Remortgage	85.00	5.79	Interest Only	Investment	N	N	Live	238,276.96	238,276.96	Interest Only	Investment	2.25	238,276.96	Tracker	445.94	2.00	Y	N		Self-Employed		71,000.00		Semi Detached House	1950	Freehold	0	N	1st	275,000.00	275,000.00	1-Aug-07	Physical	230,000.00	10-Mar-08	237,351.43	100.39	269.99	0	Card Payment	Trying	Remain Static	Reduced Income	No ATP	No Active ATP	No ATP								0			None				N					None			Y	Historic litigation, instructed 25th February 2011. Arrears paid in full on 10th December 2012. No further legal action although the account has been problematic up until October 2015.	CMS + 200	5-Nov-12	5-Nov-12			✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
739	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	126,900.00	30-Aug-07	300	31-Aug-32	Purchase	87.52	5.59	Interest Only	Investment	Y	N	Live	128,832.23	128,832.23	Interest Only	Investment	2.25	128,832.23	Tracker	241.56	2.00	Y	N		Self-Employed		36,500.00		Terraced House	1850	Freehold	0	N	1st	141,000.00	145,000.00	15-Jun-07	Physical	145,000.00	15-Jun-07	157,329.02	81.89	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
740	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	143,000.00	30-Aug-07	240	31-Aug-27	Purchase	82.66	5.89	Interest Only	Investment	Y	N	Live	55,797.05	55,797.05	Interest Only	Investment	2.25	55,797.05	Tracker	125.46	2.00	Y	N		Self-Employed		45,000.00		Terraced House	1983	Freehold	0	N	1st	173,000.00	173,000.00	6-Jul-07	Physical	173,000.00	6-Jul-07	219,546.37	25.41	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
741	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	117,562.00	31-Aug-07	300	31-Aug-32	Purchase	95.00	6.44	Interest Only	Unknown	Y	N	Live	100,534.18	100,534.18	Interest Only	Investment	2.25	117,034.18	Tracker	189.07	2.00	Y	N		Employed		36,000.00		Terraced House	1907	Leasehold	0	N	1st	123,750.00	123,750.00	10-Jul-07	Physical	123,750.00	10-Jul-07	125,676.23	79.99	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
742	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	133,200.00	31-Aug-07	300	31-Aug-32	Purchase	90.00	5.94	Interest Only	Investment	N	N	Live	135,269.32	135,269.32	Interest Only	Investment	2.25	135,269.32	Tracker	253.63	2.00	Y	N		Self-Employed		39,000.00		Terraced House	1970	Freehold	0	N	1st	148,000.00	148,000.00	6-Jul-07	Physical	148,000.00	6-Jul-07	160,881.48	84.08	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					Transfer of Equity	16-Mar-12
Transfer of equity completed from joint names to the current sole borrower on 16th March 2012. Former spouse removed. HMLR search on file shows sole borrower as beneficial owner. Payments have been maintained following the transfer.
																																																																																										N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
743	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	108,000.00	3-Sep-07	180	30-Sep-22	Purchase	78.26	5.44	Repayment	Repayment	N	N	Live	43,879.61	43,879.61	Repayment	Repayment	2.25	43,879.61	Tracker	739.09	2.00	Y	N		Self-Employed		44,000.00		Semi Detached House	1930	Freehold	0	N	1st	150,000.00	138,000.00	9-May-07	Physical	138,000.00	9-May-07	135,718.66	32.33	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
744	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	136,260.00	4-Sep-07	300	30-Sep-32	Purchase	87.91	5.69	Interest Only	Investment	N	N	Live	138,166.94	138,166.94	Interest Only	Investment	2.25	138,166.94	Tracker	259.07	2.00	Y	N		Employed	Unemployed	35,760.00	0.00	Detached House	1975	Leasehold	99	N	1st	155,000.00	155,000.00	1-Aug-07	Physical	155,000.00	1-Aug-07	169,810.30	81.37	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
745	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	115,000.00	5-Sep-07	300	30-Sep-32	Remortgage	88.46	5.94	Repayment	Repayment	N	N	Live	81,532.23	81,532.23	Repayment	Repayment	2.25	81,532.23	Tracker	526.74	2.00	Y	N		Self-Employed		35,000.00		Terraced House	1899	Freehold	0	N	1st	130,000.00	130,000.00	23-Jul-07	Physical	130,000.00	23-Jul-07	164,977.04	49.42	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
746	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	283,500.00	7-Sep-07	216	30-Sep-25	Remortgage	90.00	5.69	Interest Only	Investment	N	N	Live	286,967.49	286,967.49	Interest Only	Investment	2.25	287,717.49	Tracker	538.07	2.00	Y	N		Self-Employed	Employed	93,000.00	15,000.00	Detached House	1960	Freehold	0	N	1st	315,000.00	315,000.00	26-Apr-07	Physical	315,000.00	26-Apr-07	403,083.33	71.19	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
747	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	100,000.00	11-Sep-07	300	30-Sep-32	Purchase	84.03	5.44	Interest Only	Investment	N	N	Live	29,620.89	29,620.89	Repayment	Repayment	2.25	29,620.89	Tracker	191.37	2.00	Y	N		Employed	Self-Employed	18,973.00	15,000.00	Terraced House	0	Freehold	0	N	1st	119,000.00	119,000.00	7-Jun-07	Physical	119,000.00	7-Jun-07	130,228.17	22.75	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
748	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	74,366.00	11-Sep-07	300	30-Sep-32	Remortgage	61.97	6.24	Repayment	Repayment	N	N	Live	51,233.61	51,233.61	Repayment	Repayment	2.25	51,233.61	Tracker	330.99	2.00	Y	N		Self-Employed	Employed	19,200.00	16,014.00	Terraced House	0	Freehold	0	N	1st	120,000.00	120,000.00	31-Jul-07	Physical	120,000.00	31-Jul-07	121,867.86	42.04	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
749	12 months PH	B	A	A	✗	✓	✓	RISK.37 - Principal Borrower no longer resides: Borrower advised the property was tenanted in February 2015. New correspondence address on file. RISK.66 - Unauthorised Tenancy: Borrower advised property tenanted in February 2015. Letting breach flagged. No further action taken and account is up to date.			✓	✓		CLS	UFSS	Mortgage Express	64,350.00	11-Sep-07	288	30-Sep-31	Purchase	90.00	5.94	Interest Only	Investment	N	N	Live	65,503.26	65,503.26	Interest Only	Investment	2.25	65,503.26	Tracker	122.82	2.00	Y	N		Self-Employed		25,500.00		Flat or Apartment	0	Leasehold	999	N	1st	71,500.00	71,500.00	17-Jul-07	Physical	71,500.00	17-Jul-07	77,723.15	84.28	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
750	12 months PH	A	B	A	✓	✗	✓
PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debits for July 2016 and February 2017 were rejected but paid on representation. June 2017 payment missed. The direct debit was rejected on first request and representation leaving account 16.25 in arrears which is less than a month. No up to date information. There is a history of rejected direct debits that have been paid on representation and the account has been in credit since arrears were cleared in March 2013. No arrears in the past 3 years until June 2017. if trend continues account should be brought up to date.
											✓	✓		CLS	UFSS	Mortgage Express	180,000.00	10-Sep-07	300	30-Sep-32	Remortgage	90.00	6.24	Repayment	Repayment	N	N	Live	131,682.16	131,682.16	Repayment	Repayment	2.25	131,682.16	Tracker	845.69	2.00	Y	N		Self-Employed		43,600.00		Terraced House	0	Freehold	0	N	1st	200,000.00	200,000.00	23-Aug-07	Physical	200,000.00	23-Aug-07	253,810.84	51.88	16.25	0	Direct Debit	Paying	Remain Static	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			Y	Solicitors were instructed in 2009 and ceased in November 2009 when an ATP was agreed at CMS plus 400.00. Further ATP's were agreed to avoid eviction.	CMS plus 315.40	3-Nov-09	12-Feb-13	SPO was held as long as the borrower kept to ATP. A warrant for possession was issued on 13th December 2012 but ceased on 11th February 2013 when further ATP's were agreed. No further action since.		✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
751	12 months PH	B	A	A	✗	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: Loan was converted to interest only in October 2009 at the request of the customer. No repayment vehicle was given at the time of conversion. Attempts to contact the customer in May 2016 under the interest only campaign failed. It is therefore not possible to establish if a suitable repayment vehicle exists			✓	✓		CLS	UFSS	Mortgage Express	121,500.00	12-Sep-07	276	30-Sep-30	Remortgage	90.00	5.94	Repayment	Repayment	N	N	Live	119,853.40	119,853.40	Interest Only	Unknown	2.25	121,413.40	Tracker	225.46	2.00	Y	N		Self-Employed		35,000.00		Terraced House	1978	Freehold	0	N	1st	135,000.00	135,000.00	7-Aug-07	Physical	135,000.00	7-Aug-07	144,036.17	83.21	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	1-Oct-09	Switch to Interest Only	1-Oct-09	Loan was converted to interest only in October 2009 at the request of the customer	N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
752	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	237,500.00	12-Sep-07	300	30-Nov-29	Purchase	95.00	6.49	Interest Only	Sale of Property	N	N	Live	161,969.35	161,969.35	Repayment	Repayment	2.25	161,969.35	Tracker	1246.95	2.00	Y	N		Self-Employed	Employed	51,500.00	27,000.00	Detached House	1997	Freehold	0	N	1st	250,000.00	250,000.00	21-Aug-07	Physical	250,000.00	21-Aug-07	244,594.18	66.22	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			IO to REP	12-Nov-09	Switch to Repayment	12-Nov-09
Account converted to repayment at the request of the borrower.  This is entirely consistent with the original application form which stated the repayment strategy was either to switch to repayment after 2 or 3 years or alternatively reply on the sale of property
																																																																																										N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
753	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	118,800.00	13-Sep-07	360	30-Sep-37	Purchase	90.00	6.49	Interest Only	Investment	N	N	Live	102,479.59	102,479.59	Repayment	Repayment	2.25	102,479.59	Tracker	525.45	2.00	Y	N		Self-Employed	Employed	46,800.00	19,116.00	Semi Detached House	1978	Freehold	0	N	1st	132,000.00	132,000.00	31-Jul-07	Physical	132,000.00	31-Jul-07	124,724.73	82.16	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			IO to REP	15-Sep-12	Switch to Repayment	15-Sep-12	Account changed to repayment at the request of the borrower	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
754	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	189,000.00	14-Sep-07	300	30-Sep-32	Purchase	89.15	6.84	Repayment	Repayment	N	N	Live	133,024.75	133,024.75	Repayment	Repayment	2.25	133,024.75	Tracker	859.41	2.00	Y	N		Employed		28,800.00		Terraced House	1985	Freehold	0	N	1st	212,000.00	212,000.00	30-Jul-07	Physical	212,000.00	30-Jul-07	296,895.15	44.81	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
755	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	77,000.00	14-Sep-07	360	30-Sep-37	Purchase	100.00	6.19	Repayment	Repayment	Y	N	Live	60,749.83	60,749.83	Repayment	Repayment	2.25	60,749.83	Tracker	311.49	2.00	N	N		Employed		25,092.00		Flat or Apartment	1900	Feudal	0	N	1st	77,000.00	77,000.00	7-Sep-07	Physical	77,000.00	7-Sep-07	73,841.19	82.27	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
756	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: 15th August 2016 direct debit rejected and successfully recollected on 24th August 2016. 16th September 2016 direct debit rejected. Card payment made on 28th September 2016 to clear payment. Several attempts to contact borrower made to discuss matter but proved unsuccessful so reason for missed payments not known. Account is currently up to date with payments being received regularly by direct debit		✓	✓		CLS	UFSS	Mortgage Express	130,950.00	14-Sep-07	300	30-Sep-32	Purchase	90.00	6.19	Interest Only	Investment	N	N	Live	133,059.90	133,059.90	Interest Only	Investment	2.25	133,059.90	Tracker	249.49	2.00	Y	N		Employed	Employed	32,000.00	10,000.00	Semi Detached House	1977	Freehold	0	N	1st	145,500.00	145,500.00	14-Aug-07	Physical	145,500.00	14-Aug-07	158,163.89	84.13	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
757	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	204,603.00	17-Sep-07	300	30-Sep-32	Remortgage	83.51	6.64	Interest Only	Investment	N	N	Live	75,000.47	75,000.47	Interest Only	Investment	1.14	75,000.47	Tracker	71.25	0.89	Y	N		Employed		58,000.00		Semi Detached House	1950	Freehold	0	N	1st	245,000.00	245,000.00	18-Jul-07	Physical	245,000.00	18-Jul-07	310,918.27	24.12	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
758	12 months PH	B	B	A	✗	✗	✓	RISK.55 - Title - Other Charges: 2nd Charge dated 4th October 2007 registered in favour of G E Money Home Finance Ltd for 6700.00 This charge is registered on SEC 07 but NOT on Land Registry search. However, there is an equitable charge dated 7th February 2010 in favour of MBNA Europe which appears on the Land Registry search but NOT on SEC 07. In both cases there does not appear to have been any detrimental effect on the account and the loan is currently up to date with payments being received regularly	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debit was rejected on 29th December 2016. Card payment was made on 31st December 2016 to replace missed payment. Case notes state that payment was rejected because customer was short of funds by 20.00 at the point payment was collected. There have been no payment issues since and the account is currently up to date		✓	✓		CLS	UFSS	Mortgage Express	93,750.00	17-Sep-07	300	30-Sep-32	Remortgage	75.00	5.39	Repayment	Repayment	N	N	Live	66,174.89	66,174.89	Repayment	Repayment	2.25	66,174.89	Tracker	427.52	2.00	Y	N		Employed		27,000.00		Terraced House	1930	Freehold	0	N	1st	125,000.00	125,000.00	21-Jun-07	Physical	125,000.00	21-Jun-07	134,259.26	49.29	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
759	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	202,500.00	17-Sep-07	300	30-Sep-32	Purchase	90.00	5.89	Repayment	Repayment	N	N	Live	143,920.20	143,920.20	Repayment	Repayment	2.25	143,920.20	Tracker	929.8	2.00	Y	N		Employed		40,900.00		Terraced House	1935	Freehold	0	N	1st	225,000.00	225,000.00	15-Jun-07	Physical	225,000.00	15-Jun-07	287,916.67	49.99	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
760	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	131,900.00	18-Sep-07	180	30-Sep-22	Remortgage	82.44	6.40	Interest Only	Investment	N	N	Live	132,502.44	132,502.44	Interest Only	Investment	2.99	132,502.44	Tracker	330.16	2.74	Y	N		Self-Employed		52,500.00		Semi Detached House	1960	Freehold	0	N	1st	160,000.00	160,000.00	22-Feb-07	Physical	160,000.00	22-Feb-07	218,894.57	60.53	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Jul-09			Rate Switch	1-Jul-09	Offer letter on file. Fixed rate of 4.29% until 30th September 2011	N						Interest only letter 1 sent 29th November 2013. Interest only letter 2 sent 8th January 2014. Interest only campaign forms sent 17th January 2014. Campaign call made 30th December 2015	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
761	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	166,500.00	18-Sep-07	300	30-Sep-32	Purchase	90.00	5.94	Interest Only	Investment	N	N	Live	169,050.17	169,050.17	Interest Only	Investment	2.25	169,050.17	Tracker	316.97	2.00	Y	N		Self-Employed		65,000.00		Flat or Apartment	1935	Leasehold	59	N	1st	185,000.00	185,000.00	12-Jul-07	Physical	185,000.00	12-Jul-07	259,083.03	65.25	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
762	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	90,000.00	10-Sep-07	240	30-Sep-27	Remortgage	90.00	5.63	Interest Only	Investment	N	N	Live	90,642.36	90,642.36	Interest Only	Investment	1.19	90,642.36	Tracker	89.89	0.94	Y	N		Self-Employed		26,750.00		Terraced House	1870	Freehold	0	N	1st	100,000.00	100,000.00	3-Jul-07	Physical	100,000.00	3-Jul-07	97,837.67	92.65	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
763	12 months PH	B	B	A	✗	✗	✓	RISK.38 - Joint Borrower no longer resides: Borrower 2 confirmed during an inbound call dated 6th March 2017 that borrower 1 is living away. No further details were captured. It is noted that we do not have a correspondence address for borrower 1 other than the security address	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debit collected 28th February 2017 was rejected on 1st March 2017 and successfully recollected on 9th March 2017. No further issues since. Inbound call dated 6th March 2017 states that borrower 1 is living away. Borrower has requested Consent to Let which was cancelled on 13th April 2017 as application not returned		✓	✓		CLS	UFSS	Mortgage Express	84,950.00	19-Sep-07	300	30-Sep-32	Purchase	99.94	5.89	Repayment	Repayment	Y	N	Live	59,591.39	59,591.39	Repayment	Repayment	2.25	59,591.39	Tracker	384.99	2.00	N	N		Employed	Employed	15,000.00	22,728.00	Terraced House	1970	Freehold	0	N	1st	84,950.00	85,000.00	27-Jun-07	Physical	85,000.00	27-Jun-07	86,466.25	68.92	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
764	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	249,750.00	20-Sep-07	192	30-Sep-23	Purchase	87.63	5.94	Interest Only	Investment	Y	N	Live	251,313.77	251,313.77	Interest Only	Investment	2.25	251,313.77	Tracker	471.22	2.00	Y	N		Self-Employed		75,000.00		Terraced House	1900	Freehold	0	N	1st	277,500.00	285,000.00	21-Jun-07	Physical	285,000.00	21-Jun-07	402,136.04	62.49	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
765	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	103,500.00	21-Sep-07	300	30-Sep-32	Purchase	90.00	6.19	Repayment	Repayment	Y	N	Live	73,442.60	73,442.60	Repayment	Repayment	2.25	73,442.60	Tracker	474.48	2.00	Y	N		Self-Employed		46,895.00		Terraced House	1930	Freehold	0	N	1st	115,000.00	115,000.00	14-Aug-07	Physical	115,000.00	14-Aug-07	125,988.29	58.29	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
766	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	80,000.00	21-Sep-07	300	30-Sep-32	Purchase	96.97	5.99	Repayment	Repayment	Y	N	Live	62,131.96	62,131.96	Repayment	Repayment	2.25	62,131.96	Tracker	401.4	2.00	N	N		Employed		23,076.00		Terraced House	1900	Freehold	0	N	1st	81,000.00	82,500.00	26-Jun-07	Physical	82,500.00	26-Jun-07	90,284.23	68.82	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
767	12 months PH	B	A	A	✗	✓	✓	RISK.37 - Principal Borrower no longer resides: There is a returned mail indicator registered on account dated 24th August 2015. As recently as 22nd May 2017 further mail has been returned raising doubts as to whether the customer still resides at the security. The only correspondence address on file is the security address. There have been several unsuccessful attempts to contact the customer by telephone since the original marker was placed on the account. The account however continues to be well conducted and is currently up to date with payments being received regularly by direct debit			✓	✓		CLS	UFSS	Mortgage Express	117,000.00	21-Sep-07	300	30-Sep-32	Purchase	61.58	6.44	Interest Only	Endowment	N	N	Live	117,498.41	117,498.41	Interest Only	Endowment	2.25	117,498.41	Tracker	220.31	2.00	Y	N		Employed		35,000.00		Detached House	2007	Freehold	0	N	1st	185,000.00	190,000.00	13-Sep-07	Physical	190,000.00	13-Sep-07	116,061.32	101.24	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
768	12 months PH	B	A	A	✗	✓	✓
RISK.30 - BKO / IVA Post-Completion: The Land Registry search reveals a Bankruptcy Notice dated 18th July 2014 presented in the Croydon County Court - reference 522 of 2014.  This notice does NOT appear on the system.  The mortgage reached 3 payments in arrears in May 2014 but card payments made in June and July 2014 brought the account to 1 payment in arrears.  These were cleared altogether by September 2014 and since then the account has been well conducted and is currently 7000.00 in credit

RISK.55 - Title - Other Charges: Charging Order dated 22nd September 2015 registered in favour of Cabot Financial (UK) Ltd for 1.00.  This charge is recorded on both SEC07 screen and the Land Registry search.  There has been no detrimental effect on the mortgage either at the time or since and the account is currently up to date and 7000.00 in credit
											✓	✓		CLS	UFSS	Mortgage Express	270,000.00	16-Nov-07	300	30-Nov-32	Purchase	100.00	6.09	Interest Only	Investment	Y	N	Live	257,996.96	257,996.96	Interest Only	Investment	2.25	257,996.96	Tracker	491.26	2.00	N	N		Self-Employed		73,337.00		Terraced House	1930	Freehold	0	N	1st	269,950.00	270,000.00	29-Jun-07	Physical	270,000.00	29-Jun-07	345,500.00	74.67	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
769	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.25 - KYC Missing - Known: Bank statements on file but no personal ID or KYC document from broker - referred 5th September 2017. Confirmed 13th September 2017 not available.	CLS	UFSS	Mortgage Express	85,000.00	24-Sep-07	276	30-Sep-30	Purchase	100.00	6.19	Repayment	Repayment	N	N	Live	58,902.10	58,902.10	Repayment	Repayment	2.25	58,902.10	Tracker	428.75	2.00	N	N		Employed		36,768.00		Terraced House	1900	Freehold	0	N	1st	85,000.00	85,000.00	24-Jul-07	Physical	85,000.00	24-Jul-07	78,473.54	75.06	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓
770	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Charging Order dated 21st November 2014 registered in favour of Mr Angjelin Guraj for 1.00. This charge is on SEC07 screen but does NOT appear on Land Registry search. There has been no detrimental effect on the loan account either at the time or since and the account is currently up to date			✓	✓		CLS	UFSS	Mortgage Express	245,700.00	25-Sep-07	300	30-Sep-32	Purchase	90.00	6.03	Interest Only	Investment	Y	N	Live	246,892.60	246,892.60	Interest Only	Investment	1.39	246,892.60	Tracker	285.99	1.14	Y	N		Self-Employed	Self-Employed	58,400.00	26,700.00	Terraced House	1930	Freehold	0	N	1st	273,000.00	273,000.00	24-Jul-07	Physical	273,000.00	24-Jul-07	382,322.53	64.58	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
771	12 months PH	B	A	A	✗	✓	✓	RISK.37 - Principal Borrower no longer resides: It is noted that there is a correspondence address on file for the customer but there are no notes on file to explain why. It is therefore assumed that the borrower no longer lives at the property. In any event the mortgage has been well conducted and continues to be so. It is noted that a redemption statement was sent 10th May 2017 indicating that the property is either being sold or re-mortgaged			✓	✓		CLS	UFSS	Mortgage Express	383,062.00	25-Sep-07	180	30-Sep-22	Purchase	89.08	6.19	Interest Only	Investment	N	N	Live	388,851.83	388,851.83	Interest Only	Investment	2.25	388,851.83	Tracker	729.11	2.00	Y	N		Employed		110,000.00		Flat or Apartment	1997	Leasehold	116	N	1st	429,995.00	430,000.00	28-Aug-07	Physical	430,000.00	28-Aug-07	602,192.99	64.57	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
Interest only letter 1 sent 25th June 2013.  Letter 2 sent 2nd August 2013.  Letter 3 sent 3rd September 2013.  No recent activity recorded on file.  It is noted that a redemption statement was sent 10th May 2017
																																																																																																	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
772	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	94,400.00	27-Sep-07	300	30-Sep-32	Purchase	88.22	5.89	Interest Only	Investment	Y	N	Live	96,413.98	96,413.98	Interest Only	Investment	2.25	96,892.22	Tracker	181.17	2.00	Y	N		Employed		29,000.00		Terraced House	1910	Freehold	0	N	1st	106,000.00	107,000.00	31-Jul-07	Physical	107,000.00	31-Jul-07	108,665.51	88.73	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
773	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debit dated 4th May 2016 was rejected and recollected successfully on 12th May 2016. File note dated 10th May 2016 states that funds were not available for first collection as the bank holiday prevented borrower from depositing money in bank. There have been no problems since and the account is currently up to date.		✓	✗	MISS.25 - KYC Missing - Known: File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	202,500.00	27-Sep-07	300	30-Sep-32	Remortgage	90.00	6.03	Interest Only	Investment	N	N	Live	203,366.31	203,366.31	Interest Only	Investment	1.39	203,366.31	Tracker	235.57	1.14	Y	N		Self-Employed		67,900.00		Terraced House	1986	Freehold	0	N	1st	225,000.00	225,000.00	24-Aug-07	Physical	225,000.00	24-Aug-07	315,100.98	64.54	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓
774	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	117,120.00	28-Sep-07	420	30-Sep-42	Purchase	96.00	6.19	Repayment	Repayment	Y	N	Live	98,789.96	98,789.96	Repayment	Repayment	3.25	98,789.96	Tracker	478.76	3.00	N	N		Employed	Employed	26,751.00	14,500.00	Terraced House	1900	Leasehold	901	N	1st	122,000.00	122,000.00	9-Aug-07	Physical	122,000.00	9-Aug-07	119,361.96	82.77	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N		1-Oct-09			Rate Switch	1-Oct-09	Offer letter and completion letter on file	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
775	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	188,100.00	28-Sep-07	300	30-Sep-32	Purchase	110.00	6.39	Interest Only	Investment	Y	N	Live	188,124.24	188,124.24	Interest Only	Investment	2.25	188,124.24	Tracker	352.74	2.00	N	N		Self-Employed	Self-Employed	30,000.00	30,000.00	Terraced House	1955	Freehold	0	N	1st	171,000.00	171,000.00	22-Aug-07	Physical	171,000.00	22-Aug-07	185,883.33	101.21	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
776	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	139,950.00	1-Oct-07	300	31-Oct-32	Purchase	99.96	6.29	Interest Only	Investment	Y	N	Live	114,303.88	114,303.88	Repayment	Repayment	2.25	114,303.88	Tracker	735.09	2.00	N	N		Employed		49,000.00		Semi Detached House	1982	Freehold	0	N	1st	139,950.00	140,000.00	4-Sep-07	Physical	140,000.00	4-Sep-07	156,818.81	72.89	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			IO to REP	28-Nov-12	Switch to Repayment	28-Nov-12	Account converted to repayment at the request of the borrower	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
777	12 months PH	B	A	A	✗	✓	✓	RISK.66 - Unauthorised Tenancy: Breach letting warning placed on account 3rd November 2016 as a result of Consent to Let application not being returned. A correspondence address is held for the borrower so it is assumed whereabouts are known. Mortgage continues to be well conducted and is currently up to date RISK.37 - Principal Borrower no longer resides: Property is currently subject to an unauthorised let. A current correspondence is held by the lender.			✓	✓		CLS	UFSS	Mortgage Express	168,300.00	4-Oct-07	300	31-Oct-32	Purchase	90.00	6.19	Interest Only	Endowment	Y	N	Live	171,048.33	171,048.33	Interest Only	Endowment	2.25	171,048.33	Tracker	320.72	2.00	Y	N		Employed		51,000.00		Detached House	1910	Freehold	0	N	1st	187,000.00	187,000.00	14-Aug-07	Physical	187,000.00	14-Aug-07	199,516.77	85.73	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
778	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	149,950.00	4-Oct-07	300	31-Oct-32	Purchase	99.97	5.99	Interest Only	Investment	N	N	Live	150,776.84	150,776.84	Interest Only	Investment	2.25	150,776.84	Tracker	282.71	2.00	N	N		Employed		61,000.00		Semi Detached House	1935	Freehold	0	N	1st	149,950.00	150,000.00	6-Aug-07	Physical	150,000.00	6-Aug-07	164,332.55	91.75	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
779	12 months PH	A	A	A	✗	✓	✓				✓	✓	RISK.30 - BKO / IVA Post-Completion: IVA dated 12th September 2012 registered. There has been no detrimental effect on loan payments either at the time or since and the account is currently up to date	CLS	UFSS	Mortgage Express	114,000.00	8-Oct-07	300	31-Oct-32	Remortgage	84.44	6.84	Interest Only	Investment	N	N	Live	114,768.04	114,768.04	Interest Only	Investment	2.25	114,768.04	Tracker	215.19	2.00	Y	N		Self-Employed		31,604.00		Terraced House	1890	Freehold	0	N	1st	135,000.00	135,000.00	9-Aug-07	Physical	135,000.00	9-Aug-07	171,322.31	66.99	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
780	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	123,300.00	10-Oct-07	300	31-Oct-32	Purchase	90.00	6.19	Interest Only	Investment	Y	N	Live	94,983.92	94,983.92	Interest Only	Investment	2.25	124,583.92	Tracker	182.63	2.00	Y	N		Self-Employed	Unknown	42,000.00	0.00	Bungalow	1972	Freehold	0	N	1st	137,000.00	137,000.00	24-Sep-07	Physical	137,000.00	24-Sep-07	153,458.40	61.9	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
781	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	313,452.00	12-Oct-07	300	31-Oct-32	Purchase	95.00	5.99	Interest Only	Investment	N	N	Live	315,003.90	315,003.90	Interest Only	Investment	1.75	315,003.90	Tracker	459.39	1.50	N	N		Employed	Employed	43,680.00	40,000.00	Semi Detached House	1935	Freehold	0	N	1st	329,950.00	329,950.00	10-Jul-07	Physical	329,950.00	10-Jul-07	462,078.09	68.17	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
782	12 months PH	B	A	A	✗	✓	✓	RISK.36 - Borrower whereabouts unknown: Return mail indicator placed on account dated 18th September 2015. Letter sent to borrowers and returned gone away on 3rd October 2015. No correspondence address held for borrowers other than security. The account continues to be conducted satisfactorily and payments are currently up to date			✓	✓		CLS	UFSS	Mortgage Express	207,000.00	12-Oct-07	300	31-Oct-32	Purchase	94.09	5.89	Interest Only	Investment	Y	N	Live	208,700.21	208,700.21	Interest Only	Investment	1.75	208,700.21	Tracker	304.36	1.50	N	N		Employed	Employed	36,000.00	34,240.00	Flat or Apartment	1960	Leasehold	87	N	1st	220,000.00	220,000.00	10-Sep-07	Physical	220,000.00	10-Sep-07	308,098.74	67.74	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
783	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	65,000.00	15-Oct-07	288	28-Oct-29	Purchase	35.52	5.79	Repayment	Repayment	Y	N	Live	38,778.29	38,778.29	Repayment	Repayment	2.25	38,778.29	Tracker	302.06	2.00	Y	N		Self-Employed		30,000.00		Flat or Apartment	1900	Leasehold	120	N	1st	183,000.00	183,000.00	1-Aug-07	Physical	183,000.00	1-Aug-07	256,282.13	15.13	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				Y	7-Apr-16				Term Extension	7-Apr-16	Term increased by 1 month. A manual remediation was made at the time which resulted in the term being increased by one month. Note dated 7th April 2016 refers	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
784	12 months PH	B	A	A	✗	✓	✓
RISK.20 - Vulnerability - Mental health: PAD note dated 4th November 2013 advises that borrower 1 has been suffering with mental issues for some time and has been off work.  Customer advises that he hopes to return to work when he feels better but in the interim a temporary switch to interest only for 12 months was agreed under forbearance.  There is ample evidence on file of attempts to contact borrowers to review the arrangement but in the absence of contact the account was converted back to full repayment on 21st November 2014.  Notes on file dated 13th February 2015 appear to indicate that the outstanding arrears at the time are still the result of ill health. It is therefore assumed that the borrowers health issues are continuing.  The mortgage was brought up to date on 13th February 2015 by card payment and has been conducted satisfactorily since.  The account is currently up to date and 4192.22 overpaid.
											✓	✓	RISK.30 - BKO / IVA Post-Completion: IVA was registered 8th October 2010. It is not clear from any of the PAD notes which borrower the IVA relates to. There was no immediate detrimental effect on the account but during 2012 - 2014 the mortgage was in arrears. Notes on file indicate that these were as a result of ill health on the part of borrower 1 and not the IVA. The account was brought up to date on 13th February 2015 with a card payment and has been well conducted since. The account is currently up to date and overpaid by 4192.22	CLS	UFSS	Mortgage Express	189,000.00	15-Oct-07	300	31-Oct-32	Remortgage	90.00	6.69	Repayment	Repayment	N	N	Live	143,725.32	143,725.32	Repayment	Repayment	2.25	147,917.54	Tracker	928.25	2.00	Y	N		Self-Employed	Employed	59,000.00	18,000.00	Detached House	1970	Freehold	0	N	1st	210,000.00	210,000.00	5-Aug-07	Physical	210,000.00	5-Aug-07	213,268.75	67.39	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			Temp switch to Interest only	Account was transferred to interest only on 22nd November 2013 until 3rd December 2014. Rationale is that borrower 1 is suffering ill health with mental problems and has been for some time			N			PAP to REP	21-Nov-14	Switch to Repayment	21-Nov-14	Account was set up on repayment initially, changed to interest only, back to repayment, then to part repayment and part interest only and finally back to repayment	N							✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
785	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	162,000.00	16-Oct-07	240	31-Oct-27	Remortgage	90.00	6.64	Interest Only	Investment	N	N	Live	163,572.56	163,572.56	Interest Only	Investment	2.25	163,572.56	Tracker	306.7	2.00	Y	N		Self-Employed		44,736.00		Terraced House	1950	Freehold	0	N	1st	180,000.00	180,000.00	17-Sep-07	Physical	180,000.00	17-Sep-07	228,429.75	71.61	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
786	12 months PH	B	A	A	✗	✓	✓	RISK.44 - Lending into Retirement Issue: Borrower 1 will be 75 when loan matures. Application form does not indicate retirement plans. It is therefore not possible to confirm if income into retirement has been fully assessed			✓	✓		CLS	UFSS	Mortgage Express	185,000.00	17-Oct-07	288	31-Oct-31	Remortgage	77.08	1.96	Repayment	Repayment	N	N	Live	125,665.15	125,665.15	Repayment	Repayment	2.25	125,665.15	Tracker	855.41	2.00	Y	N		Self-Employed	Self-Employed	45,450.00	15,150.00	Terraced House	1930	Freehold	0	N	1st	240,000.00	240,000.00	18-Jul-07	Physical	240,000.00	18-Jul-07	336,107.72	37.39	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
787	12 months PH	B	A	A	✗	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: Loan was converted to interest only on 15th August 2008 at the request of the borrowers. There was no repayment vehicle offered at the time. PAD note dated 29th September 2016 advises that customer contacted under interest only campaign. Customer indicated that she will convert to repayment the following year. It is noted account is still on interest only and it is therefore not possible to confirm a suitable repayment vehicle or strategy exists.			✓	✓	RISK.30 - BKO / IVA Post-Completion: An IVA was registered on 25th October 2010. It is not clear from the notes on system whether the IVA relates to the current sole borrower or her deceased partner. In any event the mortgage account was not detrimentally effected either at the time or since and the account is currently up to date	CLS	UFSS	Mortgage Express	150,000.00	24-Oct-07	360	31-Oct-37	Remortgage	100.00	6.25	Repayment	Repayment	N	N	Live	149,549.77	149,549.77	Interest Only	Unknown	2.25	149,549.77	Tracker	280.41	2.00	N	N		Employed		38,000.00		Semi Detached House	1935	Leasehold	929	N	1st	150,000.00	150,000.00	12-Sep-07	Physical	150,000.00	12-Sep-07	163,055.56	91.72	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	15-Aug-08	Switch to Interest Only	15-Aug-08	Account was converted to interest only on 15th August 2008 at the request of the borrowers. No repayment vehicle was captured at the time	N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
788	12 months PH	B	A	A	✗	✓	✓
RISK.37 - Principal Borrower no longer resides: Borrowers advised that they were living abroad in 2012 and have supplied a correspondence address. No issues with payments and account is up to date.

RISK.66 - Unauthorised Tenancy: Consent to Let expired on 17th January 2013 and as such any tenancy is now unauthorised.  There is a file note dated 31st December 2012 stating that the borrowers are living abroad.  It is noted that there is a UK correspondence address on file and no recent returned mail marker on file so it is assumed that borrower is still receiving mail.  It is not clear whether the whereabouts of the customers is known.  In any event the loan continues to perform well and payments are being received regularly and on time

RISK.55 - Title - Other Charges: There is a registered charge dated 3rd February 2012 recorded on the Land Registry search in favour of The Mayor and Burgesses of the London Borough of Bexley.  This charge does NOT appear on screen SEC07.  There has been no detrimental effect on the conduct of the account either at the time or since and the account is currently up to date
											✓	✓		CLS	UFSS	Mortgage Express	215,000.00	25-Oct-07	300	31-Oct-32	Purchase	100.00	6.29	Repayment	Repayment	N	N	Live	165,499.29	165,499.29	Repayment	Repayment	2.25	165,499.29	Tracker	1064.34	2.00	N	N		Employed	Employed	50,000.00	23,000.00	Detached House	1986	Freehold	0	N	1st	215,000.00	215,000.00	3-Jul-07	Physical	215,000.00	3-Jul-07	272,846.65	60.66	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			Temp switch to Interest only	Account switched to interest only 1st January 2010 to assist with period of reduced income. Loan switched back to repayment on 7th March 2012 as part of auto switch scheme.			N			IO to REP	7-Mar-12	None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✗	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
789	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	170,000.00	25-Oct-07	240	31-Oct-27	Remortgage	85.86	6.64	Interest Only	Investment	N	N	Live	171,491.36	171,491.36	Interest Only	Investment	2.25	171,491.36	Tracker	321.55	2.00	Y	N		Employed	Employed	35,000.00	22,000.00	Terraced House	1900	Freehold	0	N	1st	210,000.00	198,000.00	20-Sep-07	Physical	198,000.00	20-Sep-07	215,233.33	79.68	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
790	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	225,000.00	1-Nov-07	300	30-Nov-32	Purchase	90.00	6.69	Interest Only	Investment	N	N	Live	225,764.79	225,764.79	Interest Only	Investment	2.25	225,764.79	Tracker	423.32	2.00	Y	N		Self-Employed		88,000.00		Terraced House	1935	Freehold	0	N	1st	250,000.00	250,000.00	2-Aug-07	Physical	250,000.00	2-Aug-07	350,112.21	64.48	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
791	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	82,275.00	1-Nov-07	300	30-Nov-32	Purchase	74.83	5.79	Repayment	Repayment	N	N	Live	39,909.00	39,909.00	Repayment	Repayment	2.25	58,288.89	Tracker	265.59	2.00	Y	N		Employed		24,000.00		Terraced House	1920	Leasehold	895	N	1st	109,950.00	109,950.00	25-Jun-07	Physical	109,950.00	25-Jun-07	111,846.63	35.68	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
792	12 months PH	B	A	A	✗	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: Application form and offer on file issued on repayment basis, however after the first payment, borrower sent a letter requesting to amend to an interest only mortgage as it was his understanding his mortgage was interest only. Account subject to the interest only campaign in June and July 2016 with no contact achieved and so current strategy unclear. RISK.55 - Title - Other Charges: Equitable charge created by an interim charge dated 10th November 2016 in favour of Marlin Europe V LTD.			✓	✓		CLS	UFSS	Mortgage Express	106,950.00	2-Nov-07	240	30-Nov-27	Purchase	98.16	6.44	Repayment	Repayment	N	N	Live	107,783.99	107,783.99	Interest Only	Unknown	2.25	107,783.99	Tracker	202.1	2.00	N	N		Employed		50,628.00		Terraced House	1905	Freehold	0	N	1st	108,950.00	108,950.00	29-Aug-07	Physical	108,950.00	29-Aug-07	100,584.62	107.16	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	28-Nov-07	Switch to Interest Only	28-Nov-07	Switch to Interest only the following month of the origination. Letter attached from borrower explaining that he was not aware that the mortgage was in repayment basis	N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
793	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	250,000.00	5-Nov-07	144	30-Nov-19	Purchase	89.29	6.39	Interest Only	Investment	N	N	Live	251,740.95	251,740.95	Interest Only	Investment	2.25	251,740.95	Tracker	472.02	2.00	Y	N		Self-Employed	ND	60,000.00	0.00	Bungalow	1930	Freehold	0	N	1st	280,000.00	280,000.00	18-Sep-07	Physical	280,000.00	18-Sep-07	392,125.67	64.2	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N						Loan matures November 2019. Letters sent in May and July 2013, Ice letter in August 2016	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
794	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	92,000.00	6-Nov-07	300	30-Nov-32	Purchase	100.00	6.49	Repayment	Repayment	Y	N	Live	66,195.60	66,195.60	Repayment	Repayment	2.25	66,195.60	Tracker	423.78	2.00	N	N		Employed		23,882.00		Terraced House	1890	Freehold	0	N	1st	92,000.00	92,000.00	28-Aug-07	Physical	92,000.00	28-Aug-07	84,936.07	77.94	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					Transfer of Equity	17-Sep-09	Borrower 2 removed from loan. No reason on file.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
795	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	133,400.00	8-Nov-07	180	30-Nov-22	Purchase	79.88	5.99	Interest Only	Unknown	N	N	Live	135,420.23	135,420.23	Interest Only	Investment	2.25	135,420.23	Tracker	253.92	2.00	Y	N		Employed		34,650.00		Terraced House	1862	Freehold	0	N	1st	167,000.00	167,000.00	8-Oct-07	Physical	167,000.00	8-Oct-07	217,286.05	62.32	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
796	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	356,000.00	12-Nov-07	300	30-Nov-32	Remortgage	86.83	6.89	Interest Only	Investment	N	N	Live	356,732.00	356,732.00	Interest Only	Investment	1.39	356,732.00	Tracker	413.22	1.14	Y	N		Self-Employed	Self-Employed	58,760.00	58,760.00	Semi Detached House	1700	Freehold	0	N	1st	410,000.00	410,000.00	14-Sep-07	Physical	410,000.00	14-Sep-07	416,381.85	85.67	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
797	12 months PH	B	A	A	✗	✓	✓	RISK.37 - Principal Borrower no longer resides: Note on account dated 25th November 2014 - Lender spoke to the principal Borrower who stated he no longer resided at the property. The principal Borrowers correspondence address is different to the security address. Borrower advised that his mother (joint Borrower) and his father now reside at the property. A review of the account operation shows this situation has had no impact on the repayments to the mortgage as it has never been in arrears.			✓	✓		CLS	UFSS	Mortgage Express	195,000.00	15-Nov-07	180	30-Nov-22	Purchase	86.67	6.54	Interest Only	Investment	N	N	Live	196,559.92	196,559.92	Interest Only	Investment	2.25	196,559.92	Tracker	368.56	2.00	Y	N		Employed	Employed	45,000.00	25,000.00	Flat or Apartment	1994	Leasehold	110	N	1st	225,000.00	225,000.00	22-Aug-07	Physical	225,000.00	22-Aug-07	315,100.98	62.38	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
Term expiry in 5 years & 4 months. Telephone call to Borrower dated 25/11/2014 he stated that at end of term he would likely re-mortgage. Subsequent phone call from Borrower 06/11/2015 asking if there were any penalties for early redemption.
																																																																																																	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
798	12 months PH	B	A	A	✗	✓	✓	RISK.37 - Principal Borrower no longer resides: Borrower is in the forces and has provided a different correspondence address. Lettings breach was issued in April 2014. RISK.66 - Unauthorised Tenancy: An unauthorised letting breach was flagged in 2014. Borrower works in the forces. Account is performing and up to date.			✓	✓		CLS	UFSS	Mortgage Express	104,000.00	16-Nov-07	420	30-Nov-42	Purchase	102.97	6.29	Repayment	Repayment	Y	N	Live	79,831.31	79,831.31	Repayment	Repayment	2.25	88,381.31	Tracker	344.56	2.00	N	N		Employed		28,000.00		Terraced House	1990	Freehold	0	N	1st	101,000.00	101,000.00	28-Sep-07	Physical	101,000.00	28-Sep-07	107,760.40	74.08	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					Transfer of Equity	13-Jan-15	All documentation on file relating to removal or Borrower 2 from loan with updated Land Registry on file.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
799	12 months PH	B	A	A	✗	✓	✓
RISK.36 - Borrower whereabouts unknown: Lender approved a consent to let which was in place from 28th September 2010 and expired on 17th July 2012. They did get a new address from the Borrower for correspondence but this was not amended on the system as no proof of the new address was provided by the Borrower. On 4th January 2013 a breach letter was sent to both addresses but no response received from Borrower. A breach of terms flag was placed on the account dated 6th March 2013. This is still in place. In September 2014 Borrower contacted the Lender to discuss a consent to let but although a quote was given no further contact with Borrower has been evidenced. Notes do not indicate whether Borrower was residing in the property or not at that point in time.

RISK.66 - Unauthorised Tenancy: Lender approved a consent to let which was in place from 28th September 2010 and expired on 17th July 2012. They did get a new address from the Borrower for correspondence but this was not amended on the system as no proof of the new address was provided by the Borrower. On 4th January 2013 a breach letter was sent to both addresses but no response received from Borrower. A breach of terms flag was placed on the account dated 6th March 2013. This is still in place. In September 2014 Borrower contacted the Lender to discuss a consent to let but although a quote was given no further contact with Borrower has been evidenced. Notes do not indicate whether Borrower was residing in the property or not at that point in time. A new consent to let was never put in place. A review of the account operation shows there has been no impact to date and the account has accrued overpayment totalling 3,984.30.
											✓	✓		CLS	UFSS	Mortgage Express	90,350.00	16-Nov-07	252	30-Nov-28	Purchase	89.01	6.09	Interest Only	Investment	Y	N	Live	87,262.30	87,262.30	Interest Only	Investment	2.25	91,246.60	Tracker	163.62	2.00	Y	N		Self-Employed	Self-Employed	20,000.00	20,000.00	Terraced House	1897	Freehold	0	N	1st	101,500.00	101,500.00	20-Jun-07	Physical	101,500.00	20-Jun-07	95,905.76	90.99	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
800	12 months PH	A	B	A	✓	✗	✓		PAY.05 - Account in Credit - Payment Missed/Partial Payments: Direct debit collected 28th April 2017, but returned 2nd May 2017. The was successfully represented 10th May 2017. Account was in credit at date of rejection by 28922.97. No reason noted as servicer did not contact the borrowers due to credit balance.		✓	✓		CLS	UFSS	Mortgage Express	350,000.00	19-Nov-07	240	30-Nov-27	Remortgage	89.74	6.34	Interest Only	Investment	N	N	Live	320,668.95	320,668.95	Interest Only	Investment	2.25	350,193.18	Tracker	601.25	2.00	Y	N		Self-Employed		90,000.00		Flat or Apartment	1900	Leasehold	80	N	1st	390,000.00	390,000.00	22-May-07	Physical	390,000.00	22-May-07	576,885.70	55.59	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
801	12 months PH	B	A	A	✗	✓	✓	RISK.55 - Title - Other Charges: Consent issued 19th July 2016 for a second charge (charge holder not named) however there is no charge registered at Land Registry as per search seen. RISK.63 - Other Occupants: Borrower changed name on account to her married name and provided marriage certificate in support. Business confirmed amendment by letter 23rd June 2016. There is no evidence the property is let and therefore it is likely borrowers partner also resides at the property			✓	✓		CLS	UFSS	Mortgage Express	184,245.00	28-Nov-07	300	30-Nov-32	Purchase	89.01	6.59	Interest Only	Investment	N	N	Live	184,956.78	184,956.78	Interest Only	Investment	2.25	184,956.78	Tracker	346.8	2.00	Y	N		Employed		43,500.00		Terraced House	1988	Freehold	0	N	1st	207,000.00	207,000.00	16-Oct-07	Physical	207,000.00	16-Oct-07	269,330.61	68.67	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
802	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	60,700.00	29-Nov-07	300	30-Nov-32	Purchase	89.93	5.99	Repayment	Repayment	Y	N	Live	31,228.84	31,228.84	Repayment	Repayment	2.25	43,869.75	Tracker	204.75	2.00	Y	N		Employed		15,800.00		Terraced House	1900	Leasehold	880	N	1st	67,500.00	67,500.00	11-Oct-07	Physical	67,500.00	11-Oct-07	68,938.80	45.3	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
803	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct Debit rejected March 2017. It was advised this was die to lack of funds due to monies owed for work carried out. Borrowers are overpaying account by 166 per month and account currently in credit by 3,665.64. No problems since.		✓	✓		CLS	UFSS	Mortgage Express	228,500.00	30-Nov-07	360	30-Nov-37	Purchase	89.61	6.19	Interest Only	Investment	N	N	Live	228,374.94	228,374.94	Interest Only	Investment	2.25	232,040.58	Tracker	429.15	2.00	Y	N		Employed	Employed	35,700.00	37,500.00	Terraced House	1935	Freehold	0	N	1st	255,000.00	255,000.00	2-Aug-07	Physical	255,000.00	2-Aug-07	323,608.82	70.57	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
804	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	332,000.00	30-Nov-07	180	30-Nov-22	Remortgage	87.37	6.49	Interest Only	Repayment	N	N	Live	150,256.50	150,256.50	Repayment	Repayment	2.25	151,056.50	Tracker	2457.5	2.00	Y	N		Self-Employed	Employed	122,500.00	8,500.00	Detached House	1989	Freehold	0	N	1st	380,000.00	380,000.00	20-Sep-07	Physical	380,000.00	20-Sep-07	482,240.59	31.16	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			IO to REP	3-Jul-09	Switch to Repayment	3-Jul-09	Loan issued in November 2007 on IO basis. Borrowers requested switch to Repayment basis which was effected on 3/7/09. All documentation in order and on file.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
805	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	180,500.00	30-Nov-07	300	30-Nov-32	Purchase	95.00	5.99	Interest Only	Investment	N	N	Live	167,181.02	167,181.02	Interest Only	Investment	1.75	180,917.29	Tracker	244.25	1.50	N	N		Self-Employed		61,977.00		Flat or Apartment	1930	Leasehold	99	N	1st	190,000.00	190,000.00	18-Oct-07	Physical	190,000.00	18-Oct-07	281,046.88	59.49	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
806	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	274,500.00	30-Nov-07	300	30-Nov-32	Purchase	88.55	6.44	Interest Only	Investment	N	N	Live	275,126.59	275,126.59	Interest Only	Investment	2.25	275,126.59	Tracker	515.87	2.00	Y	N		Self-Employed		84,000.00		Bungalow	1940	Feudal	0	N	1st	305,000.00	310,000.00	28-Nov-07	Physical	310,000.00	28-Nov-07	291,888.33	94.26	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
807	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	199,260.00	4-Dec-07	300	31-Dec-32	Purchase	89.76	6.14	Repayment	Repayment	N	N	Live	144,630.56	144,630.56	Repayment	Repayment	2.25	144,630.56	Tracker	921.75	2.00	Y	N		Employed		57,000.00		Detached House	0	Freehold	0	N	1st	221,400.00	222,000.00	27-Sep-07	Physical	222,000.00	27-Sep-07	241,322.22	59.93	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
808	12 months PH	B	A	A	✗	✓	✓	RISK.37 - Principal Borrower no longer resides: Borrower is not in occupation and the lender is aware of this. His whereabouts are known and his correspondence address has been updated. There is no evidence the property is let and this has not been queried. Account is in credit and there are no payments issues.			✓	✓		CLS	UFSS	Mortgage Express	119,415.00	5-Dec-07	300	31-Dec-32	Purchase	95.00	5.89	Interest Only	Investment	N	N	Live	89,572.95	89,572.95	Interest Only	Investment	1.75	120,097.59	Tracker	132.56	1.50	N	N		Employed		60,000.00		Flat or Apartment	0	Leasehold	999	N	1st	125,700.00	125,700.00	30-Aug-07	Physical	125,700.00	30-Aug-07	176,036.42	50.88	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
809	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	111,600.00	6-Dec-07	288	31-Dec-31	Purchase	90.00	4.99	Repayment	Repayment	N	N	Live	76,465.53	76,465.53	Repayment	Repayment	2.25	76,465.53	Tracker	515.44	2.00	Y	N		Self-Employed	Employed	42,500.04	8,320.00	Semi Detached House	0	Freehold	0	N	1st	124,000.00	124,000.00	28-Nov-07	Physical	124,000.00	28-Nov-07	135,235.93	56.54	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
810	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	85,000.00	6-Dec-07	168	31-Dec-21	Purchase	58.62	5.39	Interest Only	Investment	N	N	Live	86,306.31	86,306.31	Interest Only	Investment	2.25	86,306.31	Tracker	161.83	2.00	Y	N		Self-Employed	Self-Employed	25,000.00	10,000.00	Semi Detached House	0	Freehold	0	N	1st	124,500.00	145,000.00	6-Jun-07	Physical	145,000.00	6-Jun-07	158,681.38	54.39	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
Only 1 telephone call made in December 2014 when customer advised that they were considering selling the property. ICE pack was sent. No update since, Letters sent December 2013, January 2014, February 2014, November 2015.
																																																																																																	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
811	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	66,000.00	6-Dec-07	300	31-Dec-32	Purchase	86.84	6.14	Repayment	Repayment	N	N	Live	47,997.85	47,997.85	Repayment	Repayment	2.25	47,997.85	Tracker	305.9	2.00	Y	N		Employed		18,000.00		Terraced House	1900	Freehold	0	N	1st	76,000.00	76,000.00	12-Oct-07	Physical	76,000.00	12-Oct-07	77,619.98	61.84	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
812	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	228,000.00	6-Dec-07	300	31-Dec-32	Purchase	95.00	5.99	Interest Only	Investment	N	N	Live	221,868.44	221,868.44	Interest Only	Investment	2	228,140.24	Tracker	369.79	1.75	N	N		Employed	Employed	49,000.00	49,000.00	Terraced House	0	Leasehold	999	N	1st	240,000.00	240,000.00	30-Oct-07	Physical	240,000.00	30-Oct-07	245,115.74	90.52	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
813	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	170,000.00	7-Dec-07	300	31-Dec-32	Purchase	85.00	6.69	Interest Only	Investment	N	N	Live	165,023.49	165,023.49	Interest Only	Investment	2.25	170,513.54	Tracker	309.71	2.00	Y	N		Self-Employed		64,800.00		Semi Detached House	0	Feudal	0	N	1st	200,000.00	200,000.00	8-Nov-07	Physical	200,000.00	8-Nov-07	188,315.05	87.63	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
814	12 months PH	B	A	A	✗	✓	✓	RISK.37 - Principal Borrower no longer resides: In January 2015 borrower advised he had moved out of the property after separating from his spouse or was a known occupier. His spouse remained in the property. Borrower notified lender of new correspondence address. There has been no issue with payments since and the account is performing and up to date.			✓	✓		CLS	UFSS	Mortgage Express	144,000.00	10-Dec-07	300	31-Dec-32	Remortgage	90.00	6.09	Interest Only	Endowment	N	N	Live	146,314.91	146,314.91	Interest Only	Endowment	2.25	146,314.91	Tracker	274.34	2.00	Y	N		Self-Employed		50,445.00		Flat or Apartment	0	Leasehold	999	N	1st	160,000.00	160,000.00	30-Nov-07	Physical	160,000.00	30-Nov-07	208,178.25	70.28	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
815	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	120,000.00	10-Dec-07	300	31-Dec-32	Purchase	82.76	5.99	Interest Only	Investment	N	N	Live	123,588.46	123,588.46	Interest Only	Investment	2.25	123,588.46	Tracker	231.73	2.00	Y	N		Self-Employed	Employed	40,000.00	15,000.00	Detached House	0	Freehold	0	N	1st	145,000.00	145,000.00	29-Nov-07	Physical	145,000.00	29-Nov-07	139,741.88	88.44	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			Y	Solicitors were instructed on 3rd February 2009 but were withdrawn on 21st December 2009 after arrears were cleared in full.						✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
816	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	205,960.00	10-Dec-07	300	31-Dec-32	Purchase	95.00	6.69	Interest Only	Investment	N	N	Live	207,450.39	207,450.39	Interest Only	Investment	2.25	207,450.39	Tracker	388.98	2.00	Y	N		Self-Employed	Self-Employed	69,000.00	40,000.00	Flat or Apartment	0	Leasehold	999	N	1st	216,800.00	216,800.00	23-Nov-07	Physical	216,800.00	23-Nov-07	320,689.28	64.69	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
817	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	67,000.00	11-Dec-07	300	31-Dec-32	Remortgage	83.75	6.74	Repayment	Repayment	N	N	Live	47,955.78	47,955.78	Repayment	Repayment	2.25	47,955.78	Tracker	305.63	2.00	Y	N		Self-Employed		25,000.00		Flat or Apartment	1970	Leasehold	999	N	1st	80,000.00	80,000.00	26-Oct-07	Physical	80,000.00	26-Oct-07	81,705.25	58.69	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
818	12 months PH	B	A	A	✗	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: Loan was switched from Repayment to interest only on 24th November 2008. There is no indication in lenders notes that any form of repayment vehicle was discussed with borrower at the time of the repayment switch.			✓	✓		CLS	UFSS	Mortgage Express	115,000.00	12-Dec-07	192	31-Dec-23	Remortgage	88.46	6.94	Repayment	Repayment	N	N	Live	112,303.28	112,303.28	Interest Only	Unknown	2.25	112,535.57	Tracker	210.57	2.00	Y	N		Employed		32,500.00		Terraced House	1900	Freehold	0	N	1st	130,000.00	130,000.00	23-Nov-07	Physical	130,000.00	23-Nov-07	144,300.42	77.83	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								3	09-Jan-2015	By Right	None				N			REP to IO	24-Nov-08	Switch to Interest Only	24-Nov-08	Change to interest only, letter of confirmation sent to borrower. No details of repayment vehicle for capital balance noted on system or file.	N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
819	12 months PH	B	A	A	✗	✓	✓	RISK.37 - Principal Borrower no longer resides: Borrowers are separated since 2012 and borrower 1 does not longer reside in the property and does not contribute. Borrower 2 is making all the payments with her own card. To remove Borrower 1 from the mortgage was studied but declined as not affordable in March 2016. There have been no recent issues with the account and it is up to date. Both of the borrower still have the same address.			✓	✓		CLS	UFSS	Mortgage Express	193,000.00	12-Dec-07	300	31-Dec-32	Purchase	89.77	6.19	Interest Only	Investment	N	N	Live	195,204.33	195,204.33	Interest Only	Investment	2.25	195,204.33	Tracker	366.32	2.00	Y	N		Employed	Employed	55,000.00	85,000.00	Terraced House	1900	Freehold	0	N	1st	214,995.00	215,000.00	7-Sep-07	Physical	215,000.00	7-Sep-07	301,096.50	64.83	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
820	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	85,000.00	18-Dec-07	300	31-Dec-32	Purchase	100.00	6.34	Interest Only	Unknown	N	N	Live	86,199.94	86,199.94	Interest Only	Investment	2.25	86,199.94	Tracker	161.63	2.00	N	N		Employed	Employed	14,500.00	14,500.00	Flat or Apartment	1987	Feudal	0	N	1st	85,000.00	85,000.00	17-Oct-07	Physical	85,000.00	17-Oct-07	80,033.90	107.7	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
821	12 months PH	C	A	A	✗	✓	✓	RISK.02 - Equity Claim Made / Intended: Notice of home rights under the Family Law Act 1996 registered in favour the spouse or civil partner of borrower. Registered 13th August 2012. No further details in notes.			✓	✓		CLS	UFSS	Mortgage Express	225,000.00	18-Dec-07	300	31-Dec-32	Purchase	90.00	6.39	Interest Only	Investment	N	N	Live	227,240.44	227,240.44	Interest Only	Investment	2.25	227,240.44	Tracker	426.08	2.00	Y	N		Self-Employed		61,995.00		Detached House	2005	Freehold	0	N	1st	250,000.00	250,000.00	10-Oct-07	Physical	250,000.00	10-Oct-07	369,798.53	61.45	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
822	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	130,400.00	18-Dec-07	240	31-Dec-27	Purchase	89.93	6.19	Interest Only	Investment	N	N	Live	131,524.75	131,524.75	Interest Only	Investment	2.25	131,524.75	Tracker	246.9	2.00	Y	N		Self-Employed		41,000.00		Terraced House	1995	Freehold	0	N	1st	145,000.00	145,000.00	19-Sep-07	Physical	145,000.00	19-Sep-07	184,012.86	71.48	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
823	12 months PH	B	B	A	✗	✗	✓	RISK.32 - DWP payments: Borrower advised that they were going through divorce and had young dependent children and been made unemployed in May 2015. Payments have been made by DWP since July 2015, there is a current overpayment monthly by the DWP, so borrower is currently making no payment. Borrower returned to work October 2015, DWP payments continued to be received. No DWP payment was received in March and April 2017, however 3 months DWP payments were received in May 2017. No arrears were seen as there is current overpayment in the loan of 1640.16.	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Payments have been made by DWP since July 2015, there is a current overpayment monthly by the DWP, so borrower is currently making no payment. No DWP payment was received in March and April 2017, however 3 months DWP payments were received in May 2017. No arrears were seen as there is current overpayment in the loan of 1640.16.		✓	✓		CLS	UFSS	Mortgage Express	178,950.00	18-Dec-07	300	31-Dec-32	Purchase	89.50	6.34	Interest Only	Investment	N	N	Live	179,916.31	179,916.31	Interest Only	Investment	2.25	179,916.31	Tracker	338.65	2.00	Y	N		Self-Employed		45,000.00		Semi Detached House	1936	Freehold	0	N	1st	199,950.00	199,950.00	24-Oct-07	Physical	199,950.00	24-Oct-07	260,157.76	69.16	0.00	0	Other Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
824	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	216,000.00	19-Dec-07	228	31-Dec-26	Purchase	86.40	5.44	Interest Only	Investment	N	N	Live	214,667.85	214,667.85	Interest Only	Investment	2.25	214,667.85	Tracker	402.51	2.00	Y	N		Employed	Employed	55,960.00	44,640.00	Semi Detached House	1930	Freehold	0	N	1st	240,000.00	250,000.00	7-Sep-07	Physical	250,000.00	7-Sep-07	317,263.54	67.66	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
825	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Borrower makes payments by bank payments to the loan. The payment for the 28th June 2017 had not been received however given that the payment is made by bank transfer rather than direct debit this could be a posting issue. Small credit balance on the account of 25.72 at the end of May means that the account has not gone 1 month in arrears.		✓	✓		CLS	UFSS	Mortgage Express	224,990.00	19-Dec-07	300	31-Dec-32	Purchase	90.00	6.89	Interest Only	Investment	N	N	Live	226,389.13	226,389.13	Interest Only	Investment	1.39	226,389.13	Tracker	261.94	1.14	Y	N		Self-Employed		54,785.00		Terraced House	1925	Freehold	0	N	1st	249,995.00	249,995.00	31-Aug-07	Physical	249,995.00	31-Aug-07	350,105.20	64.66	236.22	0	Bank Payment	Paying	Remain Static	Unknown	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
826	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	155,000.00	19-Dec-07	300	31-Dec-32	Purchase	86.11	6.14	Interest Only	Investment	N	N	Live	146,227.26	146,227.26	Interest Only	Investment	2.25	156,827.26	Tracker	274.93	2.00	Y	N		Employed	Employed	25,000.00	24,500.00	Terraced House	1985	Freehold	0	N	1st	173,000.00	180,000.00	9-Nov-07	Physical	180,000.00	9-Nov-07	234,200.53	62.44	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
827	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	249,995.00	19-Dec-07	372	31-Dec-38	Purchase	100.00	6.34	Repayment	Repayment	N	N	Live	154,989.28	154,989.28	Repayment	Repayment	2.25	198,354.70	Tracker	758.25	2.00	N	N		Employed	Employed	88,896.00	33,700.00	Terraced House	2004	Freehold	0	N	1st	249,995.00	250,000.00	9-Nov-07	Physical	250,000.00	9-Nov-07	325,278.52	47.65	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					Other (Specify)	8-May-09	Change of name borrower 2, marriage certificate noted on system and copy seen on file	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
828	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	270,000.00	19-Dec-07	216	31-Dec-25	Purchase	63.23	5.99	Interest Only	Investment	N	N	Live	274,077.24	274,077.24	Interest Only	Investment	2.25	274,077.24	Tracker	513.9	2.00	Y	N		Self-Employed	Employed	65,000.00	9,000.00	Terraced House	1935	Freehold	0	N	1st	427,000.00	427,000.00	19-Oct-07	Physical	427,000.00	19-Oct-07	631,615.88	43.39	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
829	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	76,500.00	19-Dec-07	240	31-Dec-27	Purchase	90.00	5.89	Interest Only	Investment	N	N	Live	77,693.20	77,693.20	Interest Only	Investment	2.25	77,693.20	Tracker	145.68	2.00	Y	N		Self-Employed		38,200.00		Terraced House	1950	Freehold	0	N	1st	85,000.00	85,000.00	28-Nov-07	Physical	85,000.00	28-Nov-07	92,702.05	83.81	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
830	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	144,800.00	20-Dec-07	300	31-Dec-32	Purchase	89.94	6.39	Interest Only	Investment	N	N	Live	146,461.45	146,461.45	Interest Only	Investment	2.25	146,461.45	Tracker	274.91	2.00	Y	N		Self-Employed		42,750.00		Terraced House	1970	Freehold	0	N	1st	161,000.00	161,000.00	6-Dec-07	Physical	161,000.00	6-Dec-07	178,511.57	82.05	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
831	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	135,000.00	20-Dec-07	240	31-Dec-27	Remortgage	72.97	6.44	Interest Only	Sale of Property	N	N	Live	136,533.33	136,533.33	Interest Only	Investment	2.25	136,533.33	Tracker	256	2.00	Y	N		Self-Employed		56,400.00		Terraced House	1900	Freehold	0	N	1st	180,000.00	185,000.00	8-Oct-07	Physical	185,000.00	8-Oct-07	240,706.10	56.72	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			Y	Solicitors instructed 11th March 2010, and ceased 27th April 2010			27-Apr-10	SPO on CMI plus 71.75 first payments 03thMay2010		✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
832	12 months PH	B	A	A	✗	✓	✓	RISK.36 - Borrower whereabouts unknown: Mail has been returned from royal mail since 2015 saying addressee not known at the address. Latest letter received 2016. No further update and borrower has not been contacted. Payments are being made and account is up to date.			✓	✓		CLS	UFSS	Mortgage Express	114,750.00	10-Jan-08	300	31-Jan-33	Remortgage	85.00	5.69	Interest Only	Investment	N	N	Live	116,595.91	116,595.91	Interest Only	Investment	2.25	116,595.91	Tracker	218.62	2.00	Y	N		Employed		37,000.00		Flat or Apartment	2007	Leasehold	999	N	1st	135,000.00	135,000.00	12-Nov-07	Physical	135,000.00	12-Nov-07	149,850.43	77.81	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
833	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	283,000.00	20-Dec-07	300	31-Dec-32	Purchase	89.84	5.69	Interest Only	Investment	N	N	Live	287,265.76	287,265.76	Interest Only	Investment	2.25	287,265.76	Tracker	538.63	2.00	Y	N		Employed		60,800.00		Semi Detached House	2007	Freehold	0	N	1st	315,000.00	315,000.00	22-Oct-07	Physical	315,000.00	22-Oct-07	409,850.93	70.09	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
834	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	143,910.00	20-Dec-07	300	31-Dec-32	Purchase	90.00	6.49	Interest Only	Investment	N	N	Live	138,544.71	138,544.71	Interest Only	Investment	2.25	138,544.71	Tracker	260.9	2.00	Y	N		Employed		45,000.00		Flat or Apartment	2007	Leasehold	150	N	1st	159,900.00	159,900.00	12-Dec-07	Physical	159,900.00	12-Dec-07	163,308.36	84.84	0.00	0	Bank Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
835	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	224,550.00	7-Jan-08	300	31-Jan-33	Purchase	90.00	6.19	Interest Only	Investment	N	N	Live	209,388.14	209,388.14	Interest Only	Investment	2.25	224,718.14	Tracker	395.67	2.00	Y	N		Self-Employed	Employed	58,245.00	9,450.00	Detached House	1980	Freehold	0	N	1st	249,500.00	249,500.00	30-Oct-07	Physical	255,000.00	10-Jun-09	343,445.51	60.97	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
836	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	87,000.00	8-Jan-08	300	31-Jan-33	Purchase	100.00	5.99	Repayment	Repayment	Y	N	Live	64,831.02	64,831.02	Repayment	Repayment	2.25	64,831.02	Tracker	411.33	2.00	N	N		Self-Employed		34,400.00		Terraced House	1950	Freehold	0	N	1st	87,000.00	87,000.00	4-Jul-07	Physical	87,000.00	4-Jul-07	95,312.88	68.02	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
837	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debit returned unpaid 29th September 2016. Paid on representation 7th October 2016 and 1 month arrears cleared. Borrower advised that he had been working away and did not know why direct debit has been returned.		✓	✗	MISS.24 - Valuation Missing - Known: Original valuation dated 13th November 2007 is on file for property in course of construction and shows property value as Nil and 134000 when completed. No revaluation on file for completed property although data shows latest valuation as dated 18th December 2007. Referred to Servicer 4th September 2017 they are unable to find revaluation.	CLS	UFSS	Mortgage Express	120,600.00	8-Jan-08	300	31-Jan-33	Purchase	90.00	6.89	Interest Only	Investment	N	N	Live	122,088.09	122,088.09	Interest Only	Investment	2.25	122,088.09	Tracker	228.92	2.00	Y	N		Employed		42,500.00		Flat or Apartment	2007	Leasehold	866	N	1st	134,000.00	134,000.00	18-Dec-07	Physical	134,000.00	18-Dec-07	136,856.29	89.21	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
838	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	186,300.00	8-Jan-08	300	31-Jan-33	Purchase	90.00	6.14	Interest Only	Investment	Y	N	Live	187,477.63	187,477.63	Interest Only	Investment	2.25	188,677.63	Tracker	351.53	2.00	Y	N		Employed		48,000.00		Semi Detached House	1989	Freehold	0	N	1st	207,000.00	207,000.00	26-Nov-07	Physical	207,000.00	26-Nov-07	269,330.61	69.61	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
839	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	279,000.00	9-Jan-08	120	31-Jan-18	Remortgage	90.00	5.89	Interest Only	Investment	N	N	Live	283,465.74	283,465.74	Interest Only	Investment	2.25	283,465.74	Tracker	531.51	2.00	Y	N		Employed	Self-Employed	27,000.00	86,552.00	Detached House	2002	Freehold	0	N	1st	310,000.00	310,000.00	23-Oct-07	Physical	310,000.00	23-Oct-07	403,345.36	70.28	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N
Letter 1 year before term end date sent 31st December 2016. Letter 6 months before term end date sent 30th June 2017. Additionally outbound calls were made 9th March 2017, 13th March 2017 and 16th March 2017 and messages were left on each occasion. Previous calls were made 27th September 2016 and on 6 occasions during August 2016.
																																																																																																	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
840	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	114,000.00	10-Jan-08	420	31-Jan-43	Purchase	100.00	6.59	Repayment	Repayment	Y	N	Live	98,044.54	98,044.54	Repayment	Repayment	2.25	98,044.54	Tracker	420.34	2.00	N	N		Employed		30,000.00		Terraced House	1900	Freehold	0	N	1st	114,000.00	114,000.00	30-Oct-07	Physical	114,000.00	30-Oct-07	109,866.03	89.24	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
841	12 months PH	A	B	A	✓	✗	✓
PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Historic arrears no greater than one month. No payment in July 2016. Two months payments made in August 2016 and cleared arrears. One month payment in September 2016. No payments made in October. Overpayments made in November clearing arrears. One month payment in December 2016. No payments made in January 2017. Overpayment made in February 2017 clearing arrears. One payment made in March 2017. No payments made in April 2017. One payment made in May 2017. Overpayment in July 2017 clearing arrears. At cut off point there are no arrears. System notes throughout 2017 confirm that borrower is a self-employed plasterer and that the borrowers customers do not pay on time. Borrower has been self employed since inception of the loan. Lender has advised borrower to set up a direct debit again but the borrower declined due to his circumstances.
											✓	✗	MISS.24 - Valuation Missing - Known: File pack did not include the lenders copy of the valuation report and only contained the customer copy. Referred to servicer during review and the servicer has advised the lenders copy is unavailable. Unable therefore to verify construction and valuers qualifications.	CLS	UFSS	Mortgage Express	145,000.00	11-Jan-08	276	31-Jan-31	Purchase	87.88	5.15	Interest Only	Investment	N	N	Live	145,576.33	145,576.33	Interest Only	Investment	2.25	145,576.33	Tracker	272.96	2.00	Y	N		Self-Employed		36,800.00		Terraced House	1965	Freehold	0	N	1st	165,000.00	165,000.00	7-Dec-07	Physical	165,000.00	7-Dec-07	214,683.82	67.81	0.00	0	Card Payment	Trying	Remain Static	Financial Mismanagement	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
842	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	79,200.00	14-Jan-08	300	31-Jan-33	Purchase	88.00	6.19	Interest Only	Investment	Y	N	Live	80,387.71	80,387.71	Interest Only	Investment	2.25	80,387.71	Tracker	150.73	2.00	Y	N		Self-Employed		54,000.00		Flat or Apartment	1900	Leasehold	88	N	1st	88,000.00	90,000.00	8-Nov-07	Physical	90,000.00	8-Nov-07	86,736.34	92.68	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
843	12 months PH	A	B	A	✓	✗	✓		PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Late payments since inception, April 2017 missed. System shows bank payments which are erratic each month. Classed as a later payer. As per system notes, borrower claimed the reason was the prioritisation of other commitments, they advise they do not want to set up a direct debit and they are paid at different days during the month.		✓	✓		CLS	UFSS	Mortgage Express	130,000.00	16-Jan-08	420	31-Jan-43	Purchase	108.33	7.50	Repayment	Repayment	Y	N	Live	107,027.22	107,027.22	Repayment	Repayment	2.25	107,027.22	Tracker	458.85	2.00	N	N		Employed	Employed	26,000.00	22,360.00	Semi Detached House	1948	Freehold	0	N	1st	120,000.00	120,000.00	30-Oct-07	Physical	120,000.00	30-Oct-07	122,557.87	87.33	0.00	0	Card Payment	Trying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
844	12 months PH	B	A	A	✗	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: Repayment switch from repayment to IO at the request of borrower. No repayment vehicle noted.			✓	✓		CLS	UFSS	Mortgage Express	243,000.00	17-Jan-08	276	31-Jan-31	Remortgage	86.79	6.09	Repayment	Repayment	N	N	Live	243,893.57	243,893.57	Interest Only	Unknown	2.25	243,893.57	Tracker	457.31	2.00	Y	N		Employed		65,000.00		Detached House	1992	Freehold	0	N	1st	280,000.00	280,000.00	28-Nov-07	Physical	280,000.00	28-Nov-07	414,174.35	58.89	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	14-Aug-08	Switch to Interest Only	14-Aug-08	Repayment switch from repayment to IO at the request of borrower.	N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
845	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	70,100.00	18-Jan-08	300	31-Jan-33	Purchase	85.49	6.59	Repayment	Repayment	N	N	Live	51,857.08	51,857.08	Repayment	Repayment	2.25	51,857.08	Tracker	329.02	2.00	Y	N		Self-Employed		23,000.00		Terraced House	1900	Freehold	0	N	1st	79,000.00	80,000.00	19-Nov-07	Physical	80,000.00	19-Nov-07	83,747.88	61.92	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
846	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	197,900.00	30-Jan-08	300	31-Jan-33	Purchase	89.55	5.89	Interest Only	Investment	Y	N	Live	190,348.85	190,348.85	Interest Only	Investment	2.25	200,848.85	Tracker	359.74	2.00	Y	N		Employed		50,900.00		Terraced House	1900	Freehold	0	N	1st	221,000.00	221,000.00	19-Nov-07	Physical	221,000.00	19-Nov-07	326,901.90	58.23	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
847	12 months PH	C	B	A	✗	✗	✓	RISK.02 - Equity Claim Made / Intended: Land Registry search shows a Notice of Home Rights under the Family Law Act 1996 registered 4th January 2012.
PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Borrower is paying by cheque in round amounts and typically 700 pm. After making overpayments of 1149.26 to end May 2016 no payments then received for June and July 2016 leading to arrears 694.66. 2 payments totalling 1400 received in August 2016 clearing the arrears. Payments then made until February 2017 when 2 cheques totalling 1400 were return unpaid. A flexi adjustment 601.36 was applied ensuring no arrears at end February. Payments have been made since that time with monthly cheque amounts of 800 in April, May and June 2017 leading to a credit balance 1571.88 as at end June 2017.
											✓	✓		CLS	UFSS	Mortgage Express	197,000.00	22-Jan-08	300	31-Jan-33	Purchase	104.65	6.79	Interest Only	Investment	N	N	Live	187,775.40	187,775.40	Part & Part	Unknown	2.25	190,145.92	Tracker	580.05	2.00	N	N		Self-Employed		63,400.00		Semi Detached House	1935	Freehold	0	N	1st	188,000.00	188,250.00	8-Oct-07	Physical	188,250.00	8-Oct-07	244,934.72	76.66	0.00	0	Cheque Payment	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			IO to PAP	13-Dec-13	None			N							✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
848	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	216,000.00	24-Jan-08	276	31-Jan-31	Remortgage	93.91	5.99	Interest Only	Investment	N	N	Live	196,789.99	196,789.99	Interest Only	Investment	1.75	216,589.99	Tracker	288.31	1.50	N	N		Employed	Employed	56,000.00	29,000.00	Semi Detached House	0	Freehold	0	N	1st	230,000.00	230,000.00	11-Jan-08	Physical	230,000.00	11-Jan-08	304,706.82	64.58	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
849	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.21 - Application Missing - Known: Signature page missing. Referred to SME. 5th September 2017. Confirmed 13th September unable to find the document.	CLS	UFSS	Mortgage Express	92,499.00	24-Jan-08	300	31-Jan-33	Purchase	90.00	6.39	Repayment	Repayment	N	N	Live	67,486.93	67,486.93	Repayment	Repayment	2.25	67,486.93	Tracker	428.18	2.00	Y	N		Employed	Employed	18,500.00	15,000.00	Terraced House	0	Leasehold	999	N	1st	102,777.00	102,777.00	26-Nov-07	Physical	102,777.00	26-Nov-07	114,082.80	59.16	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓
850	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	198,000.00	25-Jan-08	300	31-Jan-33	Purchase	90.00	6.19	Interest Only	Investment	N	N	Live	148,168.48	148,168.48	Repayment	Repayment	2.25	148,168.48	Tracker	940.08	2.00	Y	N		Self-Employed		58,963.00		Semi Detached House	0	Freehold	0	N	1st	220,000.00	220,000.00	30-Oct-07	Physical	220,000.00	30-Oct-07	286,245.10	51.76	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			IO to REP	15-Jan-10	Switch to Repayment	15-Jan-10	Switched at borrowers request.	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
851	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	225,000.00	25-Jan-08	300	31-Jan-33	Purchase	90.00	6.19	Interest Only	Investment	N	N	Live	228,343.74	228,343.74	Interest Only	Investment	2.25	228,343.74	Tracker	428.15	2.00	Y	N		Self-Employed		55,125.00		Bungalow	0	Freehold	0	N	1st	250,000.00	250,000.00	6-Nov-07	Physical	250,000.00	6-Nov-07	277,191.88	82.38	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
852	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	156,650.00	25-Jan-08	420	31-Jan-43	Purchase	99.15	6.99	Repayment	Repayment	N	N	Live	135,027.08	135,027.08	Repayment	Repayment	2.25	135,027.08	Tracker	578.89	2.00	N	N		Employed	Employed	27,200.00	19,000.00	Terraced House	0	Freehold	0	N	1st	158,000.00	158,000.00	11-Dec-07	Physical	158,000.00	11-Dec-07	205,576.02	65.68	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
853	12 months PH	A	A	A	✓	✓	✓				✓	✗	MISS.24 - Valuation Missing - Known: File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	267,500.00	28-Jan-08	180	31-Jan-23	Purchase	89.17	5.89	Interest Only	Investment	N	N	Live	269,007.64	269,007.64	Interest Only	Investment	1.75	269,007.64	Tracker	392.31	1.50	N	N		Self-Employed		70,400.00		Semi Detached House	0	Freehold	0	N	1st	297,000.00	300,000.00	28-Nov-07	Physical	300,000.00	28-Nov-07	390,334.22	68.92	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
854	12 months PH	B	A	A	✗	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: Account switched to Interest Only on 21st November 2008 with no evidence of repayment vehicle. Customer advised following campaign in August 2016 that he would overpay and use imminent inheritance. Current overpayment will not be sufficient to repay loan at maturity. No update since.			✓	✓		CLS	UFSS	Mortgage Express	114,000.00	28-Jan-08	300	31-Jan-33	Remortgage	87.69	6.94	Repayment	Repayment	N	N	Live	112,213.47	112,213.47	Interest Only	Unknown	2.25	113,970.82	Tracker	211.47	2.00	Y	N		Employed		44,600.00		Flat or Apartment	0	Leasehold	999	N	1st	132,000.00	130,000.00	28-Nov-07	Physical	130,000.00	28-Nov-07	192,295.23	58.35	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			REP to IO	21-Nov-08	Switch to Interest Only	21-Nov-08	Switch following borrower request.	N							✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
855	12 months PH	B	A	A	✗	✓	✓	RISK.91 - App form incomplete/incorrect: Application form not signed. Referred to 5th September 2017. Response - no signed copy available.			✓	✓		CLS	UFSS	Mortgage Express	109,800.00	30-Jan-08	300	31-Jan-33	Purchase	90.00	6.19	Repayment	Repayment	N	N	Live	78,932.11	78,932.11	Repayment	Repayment	2.25	78,932.11	Tracker	500.8	2.00	Y	N		Employed		21,000.00		Semi Detached House	0	Freehold	0	N	1st	122,000.00	122,000.00	3-Sep-07	Physical	122,000.00	3-Sep-07	123,898.99	63.71	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
856	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	152,500.00	30-Jan-08	300	31-Jan-33	Remortgage	89.71	6.19	Interest Only	Investment	N	N	Live	93,799.78	93,799.78	Repayment	Repayment	2.25	93,799.78	Tracker	595.13	2.00	Y	N		Self-Employed		49,996.00		Flat or Apartment	0	Leasehold	999	N	1st	170,000.00	170,000.00	2-Oct-07	Physical	170,000.00	2-Oct-07	221,189.39	42.41	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N			IO to REP	24-Jul-09	Switch to Repayment	24-Jul-09	Switched at the request of the customer	N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
857	12 months PH	B	A	A	✗	✓	✓	RISK.37 - Principal Borrower no longer resides: Borrower advised in January 2012 that she was not living in the property permanently and changed her correspondence address back to her previous address. Payments have been made and no further action taken since.			✓	✓		CLS	UFSS	Mortgage Express	85,680.00	31-Jan-08	180	31-Jan-23	Purchase	87.43	7.50	Interest Only	Investment	N	N	Live	86,142.45	86,142.45	Interest Only	Investment	2.25	86,142.45	Tracker	161.52	2.00	Y	N		Self-Employed		30,200.00		Maisonette	0	Leasehold	999	N	1st	95,200.00	98,000.00	8-Jan-08	Physical	98,000.00	8-Jan-08	102,060.45	84.4	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
858	12 months PH	B	A	A	✗	✓	✓	RISK.35 - Authorised Let: Consent to let agreed on 21st November 2016. Borrower whereabouts known and payments up to date. No issues.			✓	✓		CLS	UFSS	Mortgage Express	180,000.00	1-Feb-08	300	28-Feb-33	Remortgage	90.00	5.89	Interest Only	Investment	N	N	Live	185,993.55	185,993.55	Interest Only	Investment	2.25	185,993.55	Tracker	348.74	2.00	Y	N		Self-Employed		91,000.00		Detached House	1980	Freehold	0	N	1st	200,000.00	200,000.00	14-Jan-08	Physical	200,000.00	14-Jan-08	264,962.45	70.2	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
859	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	129,600.00	6-Feb-08	240	29-Feb-28	Purchase	89.69	6.19	Interest Only	Investment	N	N	Live	130,652.51	130,652.51	Interest Only	Investment	2.25	130,652.51	Tracker	244.98	2.00	Y	N		Employed		47,000.00		Semi Detached House	0	Freehold	0	N	1st	144,500.00	144,500.00	29-Nov-07	Physical	144,500.00	29-Nov-07	160,216.91	81.55	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
860	12 months PH	B	A	A	✗	✓	✓
RISK.66 - Unauthorised Tenancy: In September 2016 notification was received from Croydon Council that the borrower had applied for a selective licence. Borrower was contacted by letter about this on 15th September 2016 and as no response was received an unauthorised letting breach marker was added to the account on 5th October 2016 and the Borrower was notified. Borrower contacted lender in November 2016 asking about interest rates and was informed she needed to find an alternative lender. A redemption statement was requested on 23rd November 2016 but no action since. No up to date correspondence details were requested by lender. Borrower is still paying and account is up to date with no issues.

RISK.36 - Borrower whereabouts unknown: There is no evidence of Borrowers whereabouts following an unauthorised breach marker being added to the account on 5th October 2016. There has been no change to the correspondence address and the borrower was queried about this during a subsequent phone call.
											✓	✗	MISS.21 - Application Missing - Known: File build checklist confirms this is not available. MISS.25 - KYC Missing - Known: File build checklist confirms this is not available.	CLS	UFSS	Mortgage Express	172,800.00	8-Feb-08	300	28-Feb-33	Purchase	90.00	6.49	Interest Only	Unknown	N	N	Live	175,455.52	175,455.52	Interest Only	Endowment	2.25	175,455.52	Tracker	328.98	2.00	Y	N		Self-Employed		39,250.00		Terraced House	0	Freehold	0	N	1st	192,000.00	192,000.00	29-Nov-07	Physical	192,000.00	29-Nov-07	249,813.90	70.23	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✗	✓	✓	✓	✓	✓	✓
861	12 months PH	B	A	A	✗	✓	✓
RISK.37 - Principal Borrower no longer resides: Borrower left the property in March 2015 to live with his partner. Up to date correspondence details are on file. The borrower advised at the time that the property was empty and he was looking to let the property. He then contacted the lender to advise he would not be letting the property but selling it. There has been no further update about this. The account is performing and there is an arrangement to overpay under the choices scheme. The account is currently 24949.29 in credit. No issues with payments.

RISK.44 - Lending into Retirement Issue: Borrower will be 74 at maturity of the loan. There is no confirmation that borrower would be able to continue in his original occupation into retirement or evidence of any future retirement income to support the level of borrowing to maturity.
											✓	✓		CLS	UFSS	Mortgage Express	85,000.00	14-Feb-08	240	29-Feb-28	Purchase	100.00	6.79	Interest Only	Investment	N	N	Live	59,928.89	59,928.89	Interest Only	Investment	2.25	84,878.18	Tracker	114.52	2.00	N	N		Employed		34,000.00		Terraced House	0	Freehold	0	N	1st	85,000.00	85,000.00	8-Nov-07	Physical	85,000.00	8-Nov-07	86,811.82	69.03	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
862	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	153,000.00	15-Feb-08	300	28-Feb-33	Remortgage	90.00	5.84	Interest Only	Investment	N	N	Live	155,445.02	155,445.02	Interest Only	Investment	2.25	155,445.02	Tracker	291.46	2.00	Y	N		Employed		40,000.00		Semi Detached House	0	Freehold	0	N	1st	170,000.00	170,000.00	9-Jan-08	Physical	170,000.00	9-Jan-08	225,218.09	69.02	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
863	12 months PH	A	A	A	✓	✓	✓				✓	✓		CLS	UFSS	Mortgage Express	70,000.00	1-May-08	300	31-May-33	Purchase	62.50	5.94	Repayment	Repayment	N	N	Live	50,976.01	50,976.01	Repayment	Repayment	2.25	50,976.01	Tracker	317.77	2.00	Y	N		Employed		21,000.00		Terraced House	0	Leasehold	999	N	1st	105,000.00	112,000.00	19-Sep-07	Physical	112,000.00	19-Sep-07	113,743.33	44.82	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP								0			None				N					None			N							✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
864	12 months PH	B	A	A	✗	✓	✓	RISK.37 - Principal Borrower no longer resides: The Property is let and has been since 2009. RISK.66 - Unauthorised Tenancy: Property has been let since 2009. Breach letters sent 8th December 2014 and 16th February 2015. Breach letting flag added. Borrower has been contacted and thought that lender had agreed to letting.			✓	✓		CLS	UFSS	Mortgage Express	265,000.00	15-Feb-08	120	28-Feb-18	Remortgage	88.33	7.24	Interest Only	Investment	N	N	Live	272,805.77	272,805.77	Interest Only	Investment	1.99	272,805.77	Tracker	452.41	1.74	Y	N		Self-Employed		155,000.00		Semi Detached House	0	Freehold	0	N	1st	300,000.00	300,000.00	23-Jan-08	Physical	300,000.00	23-Jan-08	347,166.09	78.58	0.00	0	Direct Debit	Paying	No Current Arrears	No Arrears in last 12 months	No ATP	No Active ATP	No ATP				Last atp was June 2009 that was agreed with a view to capitalising arrears. This was met and arrears were capitalised in December 2009.				0			Arrears capitalised	Payments were missed from October 2008 to May 2009 as borrower had no income and was looking to sell property. He started paying again in May 2009 and an arrangement was made in order to agree to capitalising the arrears in December 2009. ATP was adhered to and arrears of 6621.26 capitalised. No problems since and no action taken.	7-Dec-09	6,621.26	N					None			N
Loan matures February 2018. Letters sent December 2013, January 2014 and February 2014. 1 year before term end date letter sent 31st January 2017. Interest only campaign telephone contact was made on 4th August 2016.
																																																																																																	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓